UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 09525

Rydex Dynamic Funds
(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex Dynamic Funds

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850
(Name and address of agent for service)

Registrant’s telephone number, including area code: (301) 296-5100

Date of fiscal year end: March 31

Date of reporting period: April 1, 2025 – March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F. Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Dow 2x Strategy Fund

Class A | RYLDX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Dow 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$192	1.79%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Dow 2x Strategy Fund (Class A)‡	S&P 500 Index	Dow Jones Industrial Average
3/31/16	$9,525	$10,000	$10,000
3/31/17	$13,192	$11,717	$11,991
3/31/18	$17,861	$13,357	$14,316
3/31/19	$20,117	$14,625	$15,760
3/31/20	$12,959	$13,605	$13,651
3/31/21	$28,536	$21,271	$20,992
3/31/22	$31,390	$24,599	$22,484
3/31/23	$27,551	$22,698	$22,039
3/31/24	$37,650	$29,480	$26,927
3/31/25	$39,570	$31,913	$28,919
3/31/26	$45,178	$37,594	$32,455

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	14.18%	9.62%	16.84%
Class A (with sales charge) ‡	8.75%	8.56%	16.28%
S&P 500 Index	17.80%	12.06%	14.16%
Dow Jones Industrial Average	12.23%	9.11%	12.49%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. Those that detracted the most were health care, materials, and consumer discretionary. The holdings that contributed the most to return of the underlying index were Caterpillar, Inc., Goldman Sachs Group, Inc., and NVIDIA Corp. Those that detracted the most were UnitedHealth Group, Inc., Salesforce, Inc., and Visa, Inc.—Class A. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Dow 2x Strategy Fund | Class A | RYLDX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$35,754,921
  Total Number of Portfolio Holdings36
  Portfolio Turnover Rate492%
  Total Advisory Fees Paid$322,147

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	10.4%
Consumer, Cyclical	8.9%
Consumer, Non-cyclical	13.1%
Technology	13.3%
Industrial	13.9%
Financial	22.1%
OTC Equity Index Swap Agreements	55.2%
Equity Futures Contracts Purchased	63.2%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Goldman Sachs Group, Inc.	9.2%
Caterpillar, Inc.	7.7%
Microsoft Corp.	4.0%
Amgen, Inc.	3.8%
Home Depot, Inc.	3.6%
Sherwin-Williams Co.	3.5%
McDonald's Corp.	3.4%
American Express Co.	3.3%
Visa, Inc. — Class A	3.3%
JPMorgan Chase & Co.	3.2%
Total	45.0%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYLDX-033126

Guggenheim Investments

Dow 2x Strategy Fund

Class C | RYCYX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Dow 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$271	2.54%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Dow 2x Strategy Fund (Class C)	S&P 500 Index	Dow Jones Industrial Average
3/31/16	$10,000	$10,000	$10,000
3/31/17	$13,749	$11,717	$11,991
3/31/18	$18,480	$13,357	$14,316
3/31/19	$20,662	$14,625	$15,760
3/31/20	$13,212	$13,605	$13,651
3/31/21	$28,877	$21,271	$20,992
3/31/22	$31,521	$24,599	$22,484
3/31/23	$27,468	$22,698	$22,039
3/31/24	$37,260	$29,480	$26,927
3/31/25	$38,871	$31,913	$28,919
3/31/26	$44,048	$37,594	$32,455

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	13.32%	8.81%	15.98%
Class C (with CDSC) ‡	12.32%	8.81%	15.98%
S&P 500 Index	17.80%	12.06%	14.16%
Dow Jones Industrial Average	12.23%	9.11%	12.49%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. Those that detracted the most were health care, materials, and consumer discretionary. The holdings that contributed the most to return of the underlying index were Caterpillar, Inc., Goldman Sachs Group, Inc., and NVIDIA Corp. Those that detracted the most were UnitedHealth Group, Inc., Salesforce, Inc., and Visa, Inc.—Class A. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Dow 2x Strategy Fund | Class C | RYCYX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$35,754,921
  Total Number of Portfolio Holdings36
  Portfolio Turnover Rate492%
  Total Advisory Fees Paid$322,147

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	10.4%
Consumer, Cyclical	8.9%
Consumer, Non-cyclical	13.1%
Technology	13.3%
Industrial	13.9%
Financial	22.1%
OTC Equity Index Swap Agreements	55.2%
Equity Futures Contracts Purchased	63.2%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Goldman Sachs Group, Inc.	9.2%
Caterpillar, Inc.	7.7%
Microsoft Corp.	4.0%
Amgen, Inc.	3.8%
Home Depot, Inc.	3.6%
Sherwin-Williams Co.	3.5%
McDonald's Corp.	3.4%
American Express Co.	3.3%
Visa, Inc. — Class A	3.3%
JPMorgan Chase & Co.	3.2%
Total	45.0%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYCYX-033126

Guggenheim Investments

Dow 2x Strategy Fund

Class H | RYCVX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Dow 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$192	1.79%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Dow 2x Strategy Fund (Class H)	S&P 500 Index	Dow Jones Industrial Average
3/31/16	$10,000	$10,000	$10,000
3/31/17	$13,850	$11,717	$11,991
3/31/18	$18,748	$13,357	$14,316
3/31/19	$21,118	$14,625	$15,760
3/31/20	$13,605	$13,605	$13,651
3/31/21	$29,952	$21,271	$20,992
3/31/22	$32,947	$24,599	$22,484
3/31/23	$28,912	$22,698	$22,039
3/31/24	$39,501	$29,480	$26,927
3/31/25	$41,511	$31,913	$28,919
3/31/26	$47,410	$37,594	$32,455

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	14.21%	9.62%	16.84%
S&P 500 Index	17.80%	12.06%	14.16%
Dow Jones Industrial Average	12.23%	9.11%	12.49%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. Those that detracted the most were health care, materials, and consumer discretionary. The holdings that contributed the most to return of the underlying index were Caterpillar, Inc., Goldman Sachs Group, Inc., and NVIDIA Corp. Those that detracted the most were UnitedHealth Group, Inc., Salesforce, Inc., and Visa, Inc.—Class A. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Dow 2x Strategy Fund | Class H | RYCVX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$35,754,921
  Total Number of Portfolio Holdings36
  Portfolio Turnover Rate492%
  Total Advisory Fees Paid$322,147

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	10.4%
Consumer, Cyclical	8.9%
Consumer, Non-cyclical	13.1%
Technology	13.3%
Industrial	13.9%
Financial	22.1%
OTC Equity Index Swap Agreements	55.2%
Equity Futures Contracts Purchased	63.2%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Goldman Sachs Group, Inc.	9.2%
Caterpillar, Inc.	7.7%
Microsoft Corp.	4.0%
Amgen, Inc.	3.8%
Home Depot, Inc.	3.6%
Sherwin-Williams Co.	3.5%
McDonald's Corp.	3.4%
American Express Co.	3.3%
Visa, Inc. — Class A	3.3%
JPMorgan Chase & Co.	3.2%
Total	45.0%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYCVX-033126

Guggenheim Investments

Inverse Dow 2x Strategy Fund

Class A | RYIDX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$162	1.79%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse Dow 2x Strategy Fund (Class A)‡	S&P 500 Index	Dow Jones Industrial Average
3/31/16	$9,525	$10,000	$10,000
3/31/17	$6,405	$11,717	$11,991
3/31/18	$4,383	$13,357	$14,316
3/31/19	$3,512	$14,625	$15,760
3/31/20	$3,591	$13,605	$13,651
3/31/21	$1,291	$21,271	$20,992
3/31/22	$1,051	$24,599	$22,484
3/31/23	$1,048	$22,698	$22,039
3/31/24	$785	$29,480	$26,927
3/31/25	$741	$31,913	$28,919
3/31/26	$601	$37,594	$32,455

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	-18.88%	-14.17%	-24.15%
Class A (with sales charge) ‡	-22.74%	-15.00%	-24.51%
S&P 500 Index	17.80%	12.06%	14.16%
Dow Jones Industrial Average	12.23%	9.11%	12.49%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. Those that detracted the most were health care, materials, and consumer discretionary. The holdings that contributed the most to return of the underlying index were Caterpillar, Inc., Goldman Sachs Group, Inc., and NVIDIA Corp. Those that detracted the most were UnitedHealth Group, Inc., Salesforce, Inc., and Visa, Inc.—Class A. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Inverse Dow 2x Strategy Fund | Class A | RYIDX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$3,502,231
  Total Number of Portfolio Holdings6
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$31,481

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-172.4%
Equity Futures Contracts Sold Short	-26.6%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYIDX-033126

Guggenheim Investments

Inverse Dow 2x Strategy Fund

Class C | RYCZX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$230	2.55%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse Dow 2x Strategy Fund (Class C)	S&P 500 Index	Dow Jones Industrial Average
3/31/16	$10,000	$10,000	$10,000
3/31/17	$6,678	$11,717	$11,991
3/31/18	$4,531	$13,357	$14,316
3/31/19	$3,598	$14,625	$15,760
3/31/20	$3,657	$13,605	$13,651
3/31/21	$1,305	$21,271	$20,992
3/31/22	$1,055	$24,599	$22,484
3/31/23	$1,044	$22,698	$22,039
3/31/24	$775	$29,480	$26,927
3/31/25	$727	$31,913	$28,919
3/31/26	$585	$37,594	$32,455

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	-19.50%	-14.83%	-24.71%
Class C (with CDSC) ‡	-20.26%	-14.83%	-24.71%
S&P 500 Index	17.80%	12.06%	14.16%
Dow Jones Industrial Average	12.23%	9.11%	12.49%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. Those that detracted the most were health care, materials, and consumer discretionary. The holdings that contributed the most to return of the underlying index were Caterpillar, Inc., Goldman Sachs Group, Inc., and NVIDIA Corp. Those that detracted the most were UnitedHealth Group, Inc., Salesforce, Inc., and Visa, Inc.—Class A. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Inverse Dow 2x Strategy Fund | Class C | RYCZX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$3,502,231
  Total Number of Portfolio Holdings6
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$31,481

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-172.4%
Equity Futures Contracts Sold Short	-26.6%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYCZX-033126

Guggenheim Investments

Inverse Dow 2x Strategy Fund

Class H | RYCWX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$161	1.78%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse Dow 2x Strategy Fund (Class H)	S&P 500 Index	Dow Jones Industrial Average
3/31/16	$10,000	$10,000	$10,000
3/31/17	$6,729	$11,717	$11,991
3/31/18	$4,604	$13,357	$14,316
3/31/19	$3,684	$14,625	$15,760
3/31/20	$3,771	$13,605	$13,651
3/31/21	$1,356	$21,271	$20,992
3/31/22	$1,104	$24,599	$22,484
3/31/23	$1,100	$22,698	$22,039
3/31/24	$823	$29,480	$26,927
3/31/25	$778	$31,913	$28,919
3/31/26	$631	$37,594	$32,455

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	-18.90%	-14.20%	-24.15%
S&P 500 Index	17.80%	12.06%	14.16%
Dow Jones Industrial Average	12.23%	9.11%	12.49%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. Those that detracted the most were health care, materials, and consumer discretionary. The holdings that contributed the most to return of the underlying index were Caterpillar, Inc., Goldman Sachs Group, Inc., and NVIDIA Corp. Those that detracted the most were UnitedHealth Group, Inc., Salesforce, Inc., and Visa, Inc.—Class A. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Inverse Dow 2x Strategy Fund | Class H | RYCWX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$3,502,231
  Total Number of Portfolio Holdings6
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$31,481

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-172.4%
Equity Futures Contracts Sold Short	-26.6%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYCWX-033126

Guggenheim Investments

NASDAQ-100® 2x Strategy Fund

Class A | RYVLX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$202	1.71%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	NASDAQ-100® 2x Strategy Fund (Class A)‡	S&P 500 Index	NASDAQ-100 Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$13,736	$11,717	$12,277
3/31/18	$19,355	$13,357	$15,026
3/31/19	$22,677	$14,625	$17,033
3/31/20	$22,504	$13,605	$18,229
3/31/21	$58,376	$21,271	$30,786
3/31/22	$71,059	$24,599	$35,139
3/31/23	$49,221	$22,698	$31,502
3/31/24	$86,605	$29,480	$43,992
3/31/25	$87,514	$31,913	$46,824
3/31/26	$119,568	$37,594	$58,059

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	36.63%	15.42%	28.79%
Class A (with sales charge) ‡	30.14%	14.30%	28.16%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

NASDAQ-100® 2x Strategy Fund | Class A | RYVLX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$852,332,329
  Total Number of Portfolio Holdings115
  Portfolio Turnover Rate601%
  Total Advisory Fees Paid$9,215,195

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.8%
Consumer, Non-cyclical	7.6%
Consumer, Cyclical	10.6%
Communications	22.1%
Technology	40.2%
Equity Futures Contracts Purchased	54.0%
OTC Equity Index Swap Agreements	61.2%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.8%
Amazon.com, Inc.	3.9%
Tesla, Inc.	3.2%
Meta Platforms, Inc. — Class A	3.0%
Walmart, Inc.	2.9%
Alphabet, Inc. — Class A	2.9%
Alphabet, Inc. — Class C	2.7%
Broadcom, Inc.	2.6%
Total	39.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYVLX-033126

Guggenheim Investments

NASDAQ-100® 2x Strategy Fund

Class C | RYCCX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$290	2.46%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	NASDAQ-100® 2x Strategy Fund (Class C)	S&P 500 Index	NASDAQ-100 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$14,313	$11,717	$12,277
3/31/18	$20,011	$13,357	$15,026
3/31/19	$23,270	$14,625	$17,033
3/31/20	$22,921	$13,605	$18,229
3/31/21	$59,003	$21,271	$30,786
3/31/22	$71,215	$24,599	$35,139
3/31/23	$48,958	$22,698	$31,502
3/31/24	$85,504	$29,480	$43,992
3/31/25	$85,765	$31,913	$46,824
3/31/26	$116,267	$37,594	$58,059

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	35.56%	14.53%	27.80%
Class C (with CDSC) ‡	34.56%	14.53%	27.80%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

NASDAQ-100® 2x Strategy Fund | Class C | RYCCX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$852,332,329
  Total Number of Portfolio Holdings115
  Portfolio Turnover Rate601%
  Total Advisory Fees Paid$9,215,195

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.8%
Consumer, Non-cyclical	7.6%
Consumer, Cyclical	10.6%
Communications	22.1%
Technology	40.2%
Equity Futures Contracts Purchased	54.0%
OTC Equity Index Swap Agreements	61.2%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.8%
Amazon.com, Inc.	3.9%
Tesla, Inc.	3.2%
Meta Platforms, Inc. — Class A	3.0%
Walmart, Inc.	2.9%
Alphabet, Inc. — Class A	2.9%
Alphabet, Inc. — Class C	2.7%
Broadcom, Inc.	2.6%
Total	39.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYCCX-033126

Guggenheim Investments

NASDAQ-100® 2x Strategy Fund

Class H | RYVYX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$211	1.78%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	NASDAQ-100® 2x Strategy Fund (Class H)	S&P 500 Index	NASDAQ-100 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$14,422	$11,717	$12,277
3/31/18	$20,314	$13,357	$15,026
3/31/19	$23,802	$14,625	$17,033
3/31/20	$23,621	$13,605	$18,229
3/31/21	$61,273	$21,271	$30,786
3/31/22	$74,588	$24,599	$35,139
3/31/23	$51,667	$22,698	$31,502
3/31/24	$90,913	$29,480	$43,992
3/31/25	$91,866	$31,913	$46,824
3/31/26	$125,511	$37,594	$58,059

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	36.63%	15.42%	28.79%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

NASDAQ-100® 2x Strategy Fund | Class H | RYVYX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$852,332,329
  Total Number of Portfolio Holdings115
  Portfolio Turnover Rate601%
  Total Advisory Fees Paid$9,215,195

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.8%
Consumer, Non-cyclical	7.6%
Consumer, Cyclical	10.6%
Communications	22.1%
Technology	40.2%
Equity Futures Contracts Purchased	54.0%
OTC Equity Index Swap Agreements	61.2%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.8%
Amazon.com, Inc.	3.9%
Tesla, Inc.	3.2%
Meta Platforms, Inc. — Class A	3.0%
Walmart, Inc.	2.9%
Alphabet, Inc. — Class A	2.9%
Alphabet, Inc. — Class C	2.7%
Broadcom, Inc.	2.6%
Total	39.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYVYX-033126

Guggenheim Investments

Inverse NASDAQ-100® 2x Strategy Fund

Class A | RYVTX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse NASDAQ-100® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$169	2.09%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse NASDAQ-100® 2x Strategy Fund (Class A)‡	S&P 500 Index	NASDAQ-100 Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$6,033	$11,717	$12,277
3/31/18	$3,851	$13,357	$15,026
3/31/19	$2,770	$14,625	$17,033
3/31/20	$1,898	$13,605	$18,229
3/31/21	$532	$21,271	$30,786
3/31/22	$352	$24,599	$35,139
3/31/23	$354	$22,698	$31,502
3/31/24	$193	$29,480	$43,992
3/31/25	$173	$31,913	$46,824
3/31/26	$107	$37,594	$58,059

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	-38.01%	-27.39%	-36.11%
Class A (with sales charge) ‡	-40.94%	-28.10%	-36.46%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Inverse NASDAQ-100® 2x Strategy Fund | Class A | RYVTX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$10,764,981
  Total Number of Portfolio Holdings11
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$349,299

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-166.3%
Equity Futures Contracts Sold Short	-35.5%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

How has the Fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by August 1, 2026 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by contacting 800 820 0888 or services@guggenheiminvestments.com. The fund's (Class A shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 2.09% for the year ended March 31, 2026, an increase of 0.19% compared to the prior year. The primary driver of the increase was an increase in interest expense on rehypothecated collateral associated with certain derivatives.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYVTX-033126

Guggenheim Investments

Inverse NASDAQ-100® 2x Strategy Fund

Class C | RYCDX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse NASDAQ-100® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$229	2.84%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse NASDAQ-100® 2x Strategy Fund (Class C)	S&P 500 Index	NASDAQ-100 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$6,316	$11,717	$12,277
3/31/18	$4,005	$13,357	$15,026
3/31/19	$2,860	$14,625	$17,033
3/31/20	$1,948	$13,605	$18,229
3/31/21	$542	$21,271	$30,786
3/31/22	$356	$24,599	$35,139
3/31/23	$355	$22,698	$31,502
3/31/24	$192	$29,480	$43,992
3/31/25	$171	$31,913	$46,824
3/31/26	$105	$37,594	$58,059

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	-38.47%	-27.96%	-36.58%
Class C (with CDSC) ‡	-39.01%	-27.96%	-36.58%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Inverse NASDAQ-100® 2x Strategy Fund | Class C | RYCDX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$10,764,981
  Total Number of Portfolio Holdings11
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$349,299

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-166.3%
Equity Futures Contracts Sold Short	-35.5%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

How has the Fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by August 1, 2026 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by contacting 800 820 0888 or services@guggenheiminvestments.com. The fund's (Class C shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 2.84% for the year ended March 31, 2026, an increase of 0.21% compared to the prior year. The primary driver of the increase was an increase in interest expense on rehypothecated collateral associated with certain derivatives.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYCDX-033126

Guggenheim Investments

Inverse NASDAQ-100® 2x Strategy Fund

Class H | RYVNX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse NASDAQ-100® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$152	1.87%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse NASDAQ-100® 2x Strategy Fund (Class H)	S&P 500 Index	NASDAQ-100 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$6,347	$11,717	$12,277
3/31/18	$4,051	$13,357	$15,026
3/31/19	$2,910	$14,625	$17,033
3/31/20	$1,993	$13,605	$18,229
3/31/21	$560	$21,271	$30,786
3/31/22	$371	$24,599	$35,139
3/31/23	$372	$22,698	$31,502
3/31/24	$203	$29,480	$43,992
3/31/25	$182	$31,913	$46,824
3/31/26	$113	$37,594	$58,059

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	-37.88%	-27.37%	-36.09%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Inverse NASDAQ-100® 2x Strategy Fund | Class H | RYVNX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$10,764,981
  Total Number of Portfolio Holdings11
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$349,299

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-166.3%
Equity Futures Contracts Sold Short	-35.5%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

How has the Fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by August 1, 2026 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by contacting 800 820 0888 or services@guggenheiminvestments.com. The fund's (Class H shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 1.87% for the year ended March 31, 2026, an increase of 0.08% compared to the prior year. The primary driver of the increase was an increase in interest expense on rehypothecated collateral associated with certain derivatives.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYVNX-033126

Guggenheim Investments

Russell 2000® 2x Strategy Fund

Class A | RYRUX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$215	1.79%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Russell 2000® 2x Strategy Fund (Class A)‡	S&P 500 Index	Russell 2000 Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$14,378	$11,717	$12,622
3/31/18	$17,061	$13,357	$14,110
3/31/19	$16,478	$14,625	$14,399
3/31/20	$8,079	$13,605	$10,945
3/31/21	$27,153	$21,271	$21,326
3/31/22	$22,400	$24,599	$20,092
3/31/23	$15,479	$22,698	$17,760
3/31/24	$19,902	$29,480	$21,260
3/31/25	$16,389	$31,913	$20,409
3/31/26	$22,933	$37,594	$25,659

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	39.94%	-3.32%	9.18%
Class A (with sales charge) ‡	33.29%	-4.26%	8.65%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Russell 2000® 2x Strategy Fund | Class A | RYRUX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$53,578,522
  Total Number of Portfolio Holdings1,949
  Portfolio Turnover Rate40%
  Total Advisory Fees Paid$375,735

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	15.9%
Consumer, Non-cyclical	6.0%
Financial	6.1%
Equity Futures Contracts Purchased	52.3%
OTC Equity Index Swap Agreements	119.5%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Vanguard Russell 2000 ETF	0.5%
iShares Russell 2000 Index ETF	0.5%
Bloom Energy Corp. — Class A	0.3%
Coeur Mining, Inc.	0.2%
Fabrinet	0.2%
Nextpower, Inc. — Class A	0.2%
EchoStar Corp. — Class A	0.1%
Credo Technology Group Holding Ltd.	0.1%
Kratos Defense & Security Solutions, Inc.	0.1%
Advanced Energy Industries, Inc.	0.1%
Total	2.3%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYRUX-033126

Guggenheim Investments

Russell 2000® 2x Strategy Fund

Class C | RYRLX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$302	2.53%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Russell 2000® 2x Strategy Fund (Class C)	S&P 500 Index	Russell 2000 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$14,983	$11,717	$12,622
3/31/18	$17,648	$13,357	$14,110
3/31/19	$16,918	$14,625	$14,399
3/31/20	$8,234	$13,605	$10,945
3/31/21	$27,466	$21,271	$21,326
3/31/22	$22,486	$24,599	$20,092
3/31/23	$15,422	$22,698	$17,760
3/31/24	$19,682	$29,480	$21,260
3/31/25	$16,087	$31,913	$20,409
3/31/26	$22,343	$37,594	$25,659

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	38.89%	-4.04%	8.37%
Class C (with CDSC) ‡	37.89%	-4.04%	8.37%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Russell 2000® 2x Strategy Fund | Class C | RYRLX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$53,578,522
  Total Number of Portfolio Holdings1,949
  Portfolio Turnover Rate40%
  Total Advisory Fees Paid$375,735

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	15.9%
Consumer, Non-cyclical	6.0%
Financial	6.1%
Equity Futures Contracts Purchased	52.3%
OTC Equity Index Swap Agreements	119.5%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Vanguard Russell 2000 ETF	0.5%
iShares Russell 2000 Index ETF	0.5%
Bloom Energy Corp. — Class A	0.3%
Coeur Mining, Inc.	0.2%
Fabrinet	0.2%
Nextpower, Inc. — Class A	0.2%
EchoStar Corp. — Class A	0.1%
Credo Technology Group Holding Ltd.	0.1%
Kratos Defense & Security Solutions, Inc.	0.1%
Advanced Energy Industries, Inc.	0.1%
Total	2.3%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYRLX-033126

Guggenheim Investments

Russell 2000® 2x Strategy Fund

Class H | RYRSX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$224	1.87%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Russell 2000® 2x Strategy Fund (Class H)	S&P 500 Index	Russell 2000 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$15,087	$11,717	$12,622
3/31/18	$17,893	$13,357	$14,110
3/31/19	$17,249	$14,625	$14,399
3/31/20	$8,443	$13,605	$10,945
3/31/21	$28,357	$21,271	$21,326
3/31/22	$23,389	$24,599	$20,092
3/31/23	$16,150	$22,698	$17,760
3/31/24	$20,747	$29,480	$21,260
3/31/25	$17,066	$31,913	$20,409
3/31/26	$23,854	$37,594	$25,659

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	39.79%	-3.40%	9.08%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Russell 2000® 2x Strategy Fund | Class H | RYRSX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$53,578,522
  Total Number of Portfolio Holdings1,949
  Portfolio Turnover Rate40%
  Total Advisory Fees Paid$375,735

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	15.9%
Consumer, Non-cyclical	6.0%
Financial	6.1%
Equity Futures Contracts Purchased	52.3%
OTC Equity Index Swap Agreements	119.5%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Vanguard Russell 2000 ETF	0.5%
iShares Russell 2000 Index ETF	0.5%
Bloom Energy Corp. — Class A	0.3%
Coeur Mining, Inc.	0.2%
Fabrinet	0.2%
Nextpower, Inc. — Class A	0.2%
EchoStar Corp. — Class A	0.1%
Credo Technology Group Holding Ltd.	0.1%
Kratos Defense & Security Solutions, Inc.	0.1%
Advanced Energy Industries, Inc.	0.1%
Total	2.3%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYRSX-033126

Guggenheim Investments

Inverse Russell 2000® 2x Strategy Fund

Class A | RYIUX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse Russell 2000® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$136	1.71%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse Russell 2000® 2x Strategy Fund (Class A)‡	S&P 500 Index	Russell 2000 Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$5,491	$11,717	$12,622
3/31/18	$4,220	$13,357	$14,110
3/31/19	$3,852	$14,625	$14,399
3/31/20	$4,885	$13,605	$10,945
3/31/21	$930	$21,271	$21,326
3/31/22	$892	$24,599	$20,092
3/31/23	$972	$22,698	$17,760
3/31/24	$690	$29,480	$21,260
3/31/25	$745	$31,913	$20,409
3/31/26	$436	$37,594	$25,659

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	-41.49%	-14.07%	-26.55%
Class A (with sales charge) ‡	-44.27%	-14.91%	-26.91%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Inverse Russell 2000® 2x Strategy Fund | Class A | RYIUX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$3,969,463
  Total Number of Portfolio Holdings7
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$38,115

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-121.7%
Equity Futures Contracts Sold Short	-79.1%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYIUX-033126

Guggenheim Investments

Inverse Russell 2000® 2x Strategy Fund

Class C | RYIZX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse Russell 2000® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$195	2.46%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse Russell 2000® 2x Strategy Fund (Class C)	S&P 500 Index	Russell 2000 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$5,723	$11,717	$12,622
3/31/18	$4,367	$13,357	$14,110
3/31/19	$3,957	$14,625	$14,399
3/31/20	$4,980	$13,605	$10,945
3/31/21	$941	$21,271	$21,326
3/31/22	$894	$24,599	$20,092
3/31/23	$969	$22,698	$17,760
3/31/24	$682	$29,480	$21,260
3/31/25	$731	$31,913	$20,409
3/31/26	$426	$37,594	$25,659

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	-41.80%	-14.67%	-27.08%
Class C (with CDSC) ‡	-42.36%	-14.67%	-27.08%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Inverse Russell 2000® 2x Strategy Fund | Class C | RYIZX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$3,969,463
  Total Number of Portfolio Holdings7
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$38,115

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-121.7%
Equity Futures Contracts Sold Short	-79.1%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYIZX-033126

Guggenheim Investments

Inverse Russell 2000® 2x Strategy Fund

Class H | RYIRX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse Russell 2000® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$141	1.78%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse Russell 2000® 2x Strategy Fund (Class H)	S&P 500 Index	Russell 2000 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$5,761	$11,717	$12,622
3/31/18	$4,429	$13,357	$14,110
3/31/19	$4,042	$14,625	$14,399
3/31/20	$5,117	$13,605	$10,945
3/31/21	$969	$21,271	$21,326
3/31/22	$924	$24,599	$20,092
3/31/23	$1,006	$22,698	$17,760
3/31/24	$714	$29,480	$21,260
3/31/25	$771	$31,913	$20,409
3/31/26	$454	$37,594	$25,659

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	-41.06%	-14.06%	-26.59%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments

Inverse Russell 2000® 2x Strategy Fund | Class H | RYIRX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$3,969,463
  Total Number of Portfolio Holdings7
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$38,115

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-121.7%
Equity Futures Contracts Sold Short	-79.1%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYIRX-033126

Guggenheim Investments

S&P 500® 2x Strategy Fund

Class A | RYTTX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$200	1.78%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P 500® 2x Strategy Fund (Class A)‡	S&P 500 Index
3/31/16	$9,525	$10,000
3/31/17	$12,568	$11,717
3/31/18	$15,575	$13,357
3/31/19	$17,404	$14,625
3/31/20	$13,094	$13,605
3/31/21	$29,782	$21,271
3/31/22	$37,998	$24,599
3/31/23	$29,051	$22,698
3/31/24	$44,687	$29,480
3/31/25	$47,549	$31,913
3/31/26	$59,476	$37,594

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	25.08%	14.84%	20.10%
Class A (with sales charge) ‡	19.14%	13.72%	19.52%
S&P 500 Index	17.80%	12.06%	14.16%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

S&P 500® 2x Strategy Fund | Class A | RYTTX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$178,136,839
  Total Number of Portfolio Holdings513
  Portfolio Turnover Rate1,445%
  Total Advisory Fees Paid$1,894,372

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	7.1%
Consumer, Cyclical	7.0%
Industrial	7.3%
Financial	11.7%
Consumer, Non-cyclical	11.9%
Communications	13.9%
Technology	26.2%
Equity Futures Contracts Purchased	38.5%
OTC Equity Index Swap Agreements	76.7%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	6.4%
Apple, Inc.	5.7%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.1%
Alphabet, Inc. — Class A	2.5%
Broadcom, Inc.	2.2%
Alphabet, Inc. — Class C	2.0%
Meta Platforms, Inc. — Class A	1.9%
Tesla, Inc.	1.6%
Berkshire Hathaway, Inc. — Class B	1.3%
Total	30.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYTTX-033126

Guggenheim Investments

S&P 500® 2x Strategy Fund

Class C | RYCTX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$284	2.53%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P 500® 2x Strategy Fund (Class C)	S&P 500 Index
3/31/16	$10,000	$10,000
3/31/17	$13,096	$11,717
3/31/18	$16,108	$13,357
3/31/19	$17,866	$14,625
3/31/20	$13,341	$13,605
3/31/21	$30,118	$21,271
3/31/22	$38,136	$24,599
3/31/23	$28,939	$22,698
3/31/24	$44,183	$29,480
3/31/25	$46,667	$31,913
3/31/26	$57,932	$37,594

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	24.14%	13.98%	19.20%
Class C (with CDSC) ‡	23.14%	13.98%	19.20%
S&P 500 Index	17.80%	12.06%	14.16%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

S&P 500® 2x Strategy Fund | Class C | RYCTX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$178,136,839
  Total Number of Portfolio Holdings513
  Portfolio Turnover Rate1,445%
  Total Advisory Fees Paid$1,894,372

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	7.1%
Consumer, Cyclical	7.0%
Industrial	7.3%
Financial	11.7%
Consumer, Non-cyclical	11.9%
Communications	13.9%
Technology	26.2%
Equity Futures Contracts Purchased	38.5%
OTC Equity Index Swap Agreements	76.7%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	6.4%
Apple, Inc.	5.7%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.1%
Alphabet, Inc. — Class A	2.5%
Broadcom, Inc.	2.2%
Alphabet, Inc. — Class C	2.0%
Meta Platforms, Inc. — Class A	1.9%
Tesla, Inc.	1.6%
Berkshire Hathaway, Inc. — Class B	1.3%
Total	30.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYCTX-033126

Guggenheim Investments

S&P 500® 2x Strategy Fund

Class H | RYTNX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$199	1.77%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P 500® 2x Strategy Fund (Class H)	S&P 500 Index
3/31/16	$10,000	$10,000
3/31/17	$13,193	$11,717
3/31/18	$16,348	$13,357
3/31/19	$18,266	$14,625
3/31/20	$13,742	$13,605
3/31/21	$31,255	$21,271
3/31/22	$39,878	$24,599
3/31/23	$30,487	$22,698
3/31/24	$46,891	$29,480
3/31/25	$49,889	$31,913
3/31/26	$62,361	$37,594

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	25.00%	14.82%	20.09%
S&P 500 Index	17.80%	12.06%	14.16%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

Guggenheim Investments

S&P 500® 2x Strategy Fund | Class H | RYTNX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$178,136,839
  Total Number of Portfolio Holdings513
  Portfolio Turnover Rate1,445%
  Total Advisory Fees Paid$1,894,372

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	7.1%
Consumer, Cyclical	7.0%
Industrial	7.3%
Financial	11.7%
Consumer, Non-cyclical	11.9%
Communications	13.9%
Technology	26.2%
Equity Futures Contracts Purchased	38.5%
OTC Equity Index Swap Agreements	76.7%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	6.4%
Apple, Inc.	5.7%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.1%
Alphabet, Inc. — Class A	2.5%
Broadcom, Inc.	2.2%
Alphabet, Inc. — Class C	2.0%
Meta Platforms, Inc. — Class A	1.9%
Tesla, Inc.	1.6%
Berkshire Hathaway, Inc. — Class B	1.3%
Total	30.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYTNX-033126

Guggenheim Investments

Inverse S&P 500® 2x Strategy Fund

Class A | RYTMX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse S&P 500® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$154	1.79%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse S&P 500® 2x Strategy Fund (Class A)‡	S&P 500 Index
3/31/16	$9,525	$10,000
3/31/17	$6,702	$11,717
3/31/18	$5,081	$13,357
3/31/19	$4,126	$14,625
3/31/20	$3,809	$13,605
3/31/21	$1,343	$21,271
3/31/22	$926	$24,599
3/31/23	$987	$22,698
3/31/24	$648	$29,480
3/31/25	$597	$31,913
3/31/26	$431	$37,594

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	-27.89%	-20.35%	-26.62%
Class A (with sales charge) ‡	-31.31%	-21.12%	-26.99%
S&P 500 Index	17.80%	12.06%	14.16%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments

Inverse S&P 500® 2x Strategy Fund | Class A | RYTMX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$58,371,012
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$131,207

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-143.5%
Equity Futures Contracts Sold Short	-52.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYTMX-033126

Guggenheim Investments

Inverse S&P 500® 2x Strategy Fund

Class C | RYCBX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse S&P 500® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$220	2.56%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse S&P 500® 2x Strategy Fund (Class C)	S&P 500 Index
3/31/16	$10,000	$10,000
3/31/17	$6,979	$11,717
3/31/18	$5,250	$13,357
3/31/19	$4,231	$14,625
3/31/20	$3,881	$13,605
3/31/21	$1,358	$21,271
3/31/22	$929	$24,599
3/31/23	$983	$22,698
3/31/24	$640	$29,480
3/31/25	$586	$31,913
3/31/26	$419	$37,594

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	-28.42%	-20.94%	-27.17%
Class C (with CDSC) ‡	-29.09%	-20.94%	-27.17%
S&P 500 Index	17.80%	12.06%	14.16%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments

Inverse S&P 500® 2x Strategy Fund | Class C | RYCBX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$58,371,012
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$131,207

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-143.5%
Equity Futures Contracts Sold Short	-52.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYCBX-033126

Guggenheim Investments

Inverse S&P 500® 2x Strategy Fund

Class H | RYTPX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the Inverse S&P 500® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$153	1.77%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse S&P 500® 2x Strategy Fund (Class H)	S&P 500 Index
3/31/16	$10,000	$10,000
3/31/17	$7,033	$11,717
3/31/18	$5,329	$13,357
3/31/19	$4,327	$14,625
3/31/20	$3,997	$13,605
3/31/21	$1,410	$21,271
3/31/22	$973	$24,599
3/31/23	$1,037	$22,698
3/31/24	$680	$29,480
3/31/25	$630	$31,913
3/31/26	$458	$37,594

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	-27.36%	-20.15%	-26.54%
S&P 500 Index	17.80%	12.06%	14.16%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

Guggenheim Investments

Inverse S&P 500® 2x Strategy Fund | Class H | RYTPX

Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$58,371,012
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate-%
  Total Advisory Fees Paid$131,207

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-143.5%
Equity Futures Contracts Sold Short	-52.9%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

AR-RYTPX-033126

Guggenheim Investments

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the code of ethics during the period covered by this report. The code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the “Audit Committee”), Sandra G. Sponem. Ms. Sponem is “independent,” meaning that she is not an “interested person” of the registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act) and she does not accept any consulting, advisory, or other compensatory fee from the registrant (except in her capacity as a Board or committee member).

(Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the audit committee or Board of Trustees.)

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate Audit Fees billed by the registrant’s principal accountant for professional services rendered for the audit of the annual financial statements, or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $230,624 and $165,818 for the fiscal years ended March 31, 2026 and March 31, 2025, respectively.

(b)	Audit-Related Fees. The aggregate Audit-Related Fees billed by the registrant’s principal accountant for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this this Item for the fiscal years ended March 31, 2026 and March 31, 2025 were $0 and $0, respectively.

(c)	Tax Fees. The aggregate Tax Fees billed by the registrant’s principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended March 31, 2026 and March 31, 2025 were $82,841 and $72,707, respectively. These services consisted of (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired and (iv) review of U.S. federal excise distribution calculations.

(d)	All Other Fees. The aggregate All Other Fees billed by the registrant’s principal accountant for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 and $0 for the fiscal years ended March 31, 2026 and March 31, 2025, respectively.

(e)	Audit Committee Pre-Approval Policies and Procedures.

(1)	The registrant’s pre-approval policy requires the Audit Committee to pre-approve any engagement of the registrant’s independent auditors to provide any services, other than “prohibited non-audit services,” to the registrant, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X). The independent auditors or the Chief Accounting Officer of the registrant (or an officer of the registrant who reports to the Chief Accounting Officer) report to the Audit Committee at each of its regular scheduled meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Audit Committee). The report includes a general description of the services and projected fees, and the means by which such services were approved by the Audit Committee. The Audit Committee is also required to pre-approve any engagement of the registrant’s independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the registrant’s investment adviser (or any “control affiliate” of the investment adviser providing ongoing services to the registrant), if the engagement relates directly to the operations or financial reporting of the registrant (unless an exception is available under Rule 2-01 of Regulation S-X).

(2)	None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Non-Audit Fees. The aggregate non-audit fees billed by the registrant’s accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $82,841 and $72,707 for 2026 and 2025, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	Auditor Independence. The registrant’s Audit Committee was provided with information relating to the provision of non-audit services by Ernst & Young, LLP to the registrant’s investment adviser (not including any sub adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved by the Audit Committee so that a determination could be made whether the provision of such services is compatible with maintaining Ernst & Young, LLP’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to this registrant.

(b)	Not applicable to this registrant.

Item 6. Investments.

(a)	The Schedule of Investments is included under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual Financial Statements and Financial Highlights are attached herewith.

3.31.2026
Rydex Funds Annual Financial Report
GuggenheimInvestments.com
Domestic Equity Funds
Dow 2x Strategy Fund
Inverse Dow 2x Strategy Fund
NASDAQ-100
®
2x Strategy Fund
Inverse NASDAQ-100
®
2x Strategy Fund
Russell 2000
®
2x Strategy Fund
Inverse Russell 2000
®
2x Strategy Fund
S&P 500
®
2x Strategy Fund
Inverse S&P 500
®
2x Strategy Fund

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Guggenheim Funds Distributors, LLC.

TABLE OF CONTENTS
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 1
ITEM 7: FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT
INVESTMENT COMPANIES (ANNUAL FINANCIAL REPORT)
DOW 2x STRATEGY FUND ................................................................................................................................................... 2
INVERSE DOW 2x STRATEGY FUND .................................................................................................................................. 9
NASDAQ-100
®
2x STRATEGY FUND .................................................................................................................................. 16
INVERSE NASDAQ-100
®
2x STRATEGY FUND ................................................................................................................. 24
RUSSELL 2000
®
2x STRATEGY FUND ............................................................................................................................... 31
INVERSE RUSSELL 2000
®
2x STRATEGY FUND .............................................................................................................. 58
S&P 500
®
2x STRATEGY FUND .......................................................................................................................................... 66
INVERSE S&P 500
®

ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT
INVESTMENT COMPANIES .................................................................................................................................................... 109
ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES ....................................... 110
ITEM 10: REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT
INVESTMENT COMPANIES .................................................................................................................................................... 111
ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT ........................ 112

DOW 2x STRATEGY FUND
March 31, 2026
2 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 81 .7%
FINANCIAL - 22 .1%
Goldman Sachs Group, Inc.
3,880 $ 3,282,441
American Express Co.
3,880 1,173,622
Visa, Inc. — Class A
3,880 1,172,691
JPMorgan Chase & Co.
3,880 1,141,341
Travelers Companies, Inc.
3,880 1,131,719
Total Financial 7,901,814
INDUSTRIAL - 13 .9%
Caterpillar, Inc.
3,880 2,748,825
Honeywell International, Inc.
3,880 876,996
Boeing Co.*
3,880 772,236
3M Co.
3,880 563,493
Total Industrial 4,961,550
TECHNOLOGY - 13 .3%
Microsoft Corp.
3,880 1,436,260
Apple, Inc.
3,880 984,705
International Business
Machines Corp.
3,880 940,473
Salesforce, Inc.
3,880 724,280
NVIDIA Corp.
3,880 676,672
Total Technology 4,762,390
CONSUMER, NON-CYCLICAL - 13 .1%
Amgen, Inc.
3,880 1,365,178
UnitedHealth Group, Inc.
3,880 1,049,889
Johnson & Johnson
3,880 948,428
Procter & Gamble Co.
3,880 560,427
Merck & Company, Inc.
3,880 466,725
Coca-Cola Co.
3,880 295,074
Total Consumer, Non-cyclical 4,685,721
CONSUMER, CYCLICAL - 8 .9%
Home Depot, Inc.
3,880 1,276,093
McDonald's Corp.
3,880 1,205,865
Walmart, Inc.
3,880 482,206
NIKE, Inc. — Class B
3,880 204,942
Total Consumer, Cyclical 3,169,106
A
A
A SHARES VALUE
COMMON STOCKS - 81.7% (continued)
COMMUNICATIONS - 4 .7%
Amazon.com, Inc.*
3,880 $ 808,088
Walt Disney Co.
3,880 373,954
Cisco Systems, Inc.
3,880 301,049
Verizon Communications, Inc.
3,880 194,776
Total Communications 1,677,867
BASIC MATERIALS - 3 .5%
Sherwin-Williams Co.
3,880 1,243,734
ENERGY - 2 .2%
Chevron Corp.
3,880 802,772
Total Common Stocks
(Cost $14,090,742) 29,204,954
MONEY MARKET FUNDS
a
- 0 .7%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
b,c
257,041 257,041
Total Money Market Funds
(Cost $257,041) 257,041
FACE
AMOUNT
REPURCHASE AGREEMENTS
d
- 6 .4%
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 $ 1,492,115 1,492,115
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 798,474 798,474
Total Repurchase Agreements
(Cost $2,290,589) 2,290,589
Total Investments - 88.8%
(Cost $16,638,372) $ 31,752,584
Other Assets & Liabilities, net - 11.2% 4,002,337
Total Net Assets - 100.0% $ 35,754,921
*
Non-income producing security.
a
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
b
Rate indicated is the 7-day yield as of March 31, 2026.
c
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
d
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company

DOW 2x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 3
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Equity Futures Contracts Purchased
Dow Jones Industrial Average Mini Futures Contracts 97 Jun 2026 $ 22,586,935 $ (307,351)
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements
Barclays Bank
plc
Dow Jones
Industrial
Average Pay
4.58% (SOFR +
0.90%) At Maturity 06/16/26 317 $ 14,668,078 $ 35,273
BNP Paribas
Dow Jones
Industrial
Average Pay
4.54% (Federal
Funds Rate +
0.90%) At Maturity 06/10/26 109 5,059,398 (13,441)
$ 19,727,476 $ 21,832
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 29,204,954 $ — $ — $ 29,204,954
Money Market Funds 257,041 — — 257,041
Repurchase Agreements — 2,290,589 — 2,290,589
Equity Index Swap Agreements
a
— 35,273 — 35,273
Total Assets $ 29,461,995 $ 2,325,862 $ — $ 31,787,857
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Futures Contracts
a
$ 307,351 $ — $ — $ 307,351
Equity Index Swap Agreements
a
— 13,441 — 13,441
Total Liabilities $ 307,351 $ 13,441 $ — $ 320,792
a
Reported as unrealized appreciation/depreciation at period end.

DOW 2x STRATEGY FUND
4 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value (cost $14,347,783) $ 29,461,995
Repurchase agreements, at value (cost $2,290,589) 2,290,589
Cash 91,100
Segregated cash due from broker 3,676,589
Unrealized appreciation on OTC swap agreements 35,273
Receivables:
Variation margin on futures contracts 516,150
Fund shares sold 47,948
Dividends 8,414
Investments sold 7,172
Interest 730
Total assets 36,135,960
LIABILITIES:
Unrealized depreciation on OTC swap agreements 13,441
Payable for:
Fund shares redeemed 289,917
Investment advisory fees 24,051
Transfer agent fees 16,200
Distribution and service fees 8,228
Fund accounting 4,886
Trustees’ fees and expenses* 1,501
Other liabilities 22,815
Total liabilities
381,039
NET ASSETS $ 35,754,921
NET ASSETS CONSIST OF:
Paid-in capital $ 24,480,324
Total distributable earnings (loss) 11,274,597
Net assets $ 35,754,921
Class A:
Net assets $ 9,478,643
Capital shares outstanding 52,115
Net asset value per share $ 181 .88
Maximum offering price per share (Net asset value divided by 95.25%) $ 190 .95
Class C:
Net assets $ 1,232,992
Capital shares outstanding 8,315
Net asset value per share $ 148 .29
Class H:
Net assets $ 25,043,286
Capital shares outstanding 138,260
Net asset value per share $ 181 .13
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

DOW 2x STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 5
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends
$ 591,057
Interest
239,960
Total investment income 831,017
EXPENSES:
Investment advisory fees 362,413
Distribution and service fees:
Class A 24,019
Class C 11,699
Class H 73,730
Transfer agent fees:
Class A 19,748
Class C 2,431
Class H 60,461
Registration and filing fees 65,366
Fund accounting fees 57,633
Administration fees 21,827
Professional fees 12,661
Interest expense 11,169
Custodian fees 6,088
Trustees’ fees and expenses* 5,462
Line of credit fees 28
Miscellaneous 33,491
Total expenses 768,226
Less:
Expenses reimbursed by Adviser (40,266)
Net expenses 727,960
Net investment income 103,057
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments (146,433)
Swap agreements 102,430
Futures contracts 826,234
Net realized gain 782,231
Net change in unrealized appreciation (depreciation) on:
Investments 2,226,275
Swap agreements 379,160
Futures contracts (282,156)
Net change in unrealized appreciation (depreciation) 2,323,279
Net realized and unrealized gain 3,105,510
Net increase in net assets resulting from operations $ 3,208,567
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

DOW 2x STRATEGY FUND
6 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 103,057 $ 239,271
Net realized gain on investments 782,231 1,899,396
Net change in unrealized appreciation (depreciation) on investments 2,323,279 (1,763,078)
Net increase in net assets resulting from operations 3,208,567 375,589
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (145,618) (287,514)
Class C (19,571) (56,962)
Class H (590,309) (1,191,961)
Total distributions to shareholders (755,498) (1,536,437)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 6,690,961 6,636,258
Class C 759,041 1,458,886
Class H 416,114,656 795,382,268
Distributions reinvested
Class A 132,842 286,667
Class C 18,347 56,726
Class H 566,854 1,143,368
Cost of shares redeemed
Class A (6,944,144) (7,253,548)
Class C (1,120,068) (1,140,185)
Class H (433,244,533) (801,964,647)
Capital contribution from administrator
Class H 15,839 —
Net decrease from capital share transactions (17,010,205) (5,394,207)
Net decrease in net assets (14,557,136) (6,555,055)
NET ASSETS:
Beginning of year 50,312,057 56,867,112
End of year $ 35,754,921 $ 50,312,057
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 37,742 39,369
Class C 5,541 10,658
Class H 2,245,399 4,749,783
Shares issued from reinvestment of distributions
Class A 667 1,591
Class C 113 381
Class H 2,858 6,373
Shares redeemed
Class A (38,064) (43,246)
Class C (8,485) (8,074)
Class H (2,361,408) (4,803,431)
Net decrease in shares (115,637) (46,596)

DOW 2x STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 7
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 161.63 $ 158.69 $ 116.66 $ 135.77 $ 128.55
Income (loss) from investment operations:
Net investment income (loss)
a
0 .46 0 .83 1 .10 0 .54 ( 0 .27 )
Net gain (loss) on investments (realized and unrealized) 22 .70 7 .86 41 .51 ( 17 .13 ) 13 .56
Total from investment operations 23 .16 8 .69 42 .61 ( 16 .59 ) 13 .29
Less distributions from:
Net investment income ( 1 .24 ) ( 1 .08 ) ( 0 .58 ) — —
Net realized gains ( 1 .67 ) ( 4 .67 ) — ( 2 .52 ) ( 6 .07 )
Total distributions ( 2 .91 ) ( 5 .75 ) ( 0 .58 ) ( 2 .52 ) ( 6 .07 )
Net asset value, end of period $ 181.88 $ 161.63 $ 158.69 $ 116.66 $ 135.77
Total Return
b
14 .18% 5 .10% 36 .66% ( 12 .23 ) % 10 .00%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 9,479 $ 8,368 $ 8,578 $ 6,214 $ 9,374
Ratios to average net assets:
Net investment income (loss) 0 .25% 0 .50% 0 .85% 0 .46% ( 0 .19 ) %
Total expenses 1 .89% 1 .87% 1 .93% 1 .90% 1 .79%
Net expenses
c
1 .79% 1 .77% 1 .85% 1 .86% 1 .79%
Portfolio turnover rate 492% 1,015% 552% 516% 197%
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 133.20 $ 132.60 $ 98.26 $ 115.67 $ 111.12
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .74 ) ( 0 .33 ) 0 .14 ( 0 .28 ) ( 1 .13 )
Net gain (loss) on investments (realized and unrealized) 18 .74 6 .68 34 .78 ( 14 .61 ) 11 .75
Total from investment operations 18 .00 6 .35 34 .92 ( 14 .89 ) 10 .62
Less distributions from:
Net investment income ( 1 .24 ) ( 1 .08 ) ( 0 .58 ) — —
Net realized gains ( 1 .67 ) ( 4 .67 ) — ( 2 .52 ) ( 6 .07 )
Total distributions ( 2 .91 ) ( 5 .75 ) ( 0 .58 ) ( 2 .52 ) ( 6 .07 )
Net asset value, end of period $ 148.29 $ 133.20 $ 132.60 $ 98.26 $ 115.67
Total Return
b
13 .32% 4 .32% 35 .65% ( 12 .86 ) % 9 .16%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 1,233 $ 1,485 $ 1,085 $ 1,003 $ 1,595
Ratios to average net assets:
Net investment income (loss) ( 0 .50 ) % ( 0 .24 ) % 0 .13% ( 0 .28 ) % ( 0 .93 ) %
Total expenses 2 .64% 2 .62% 2 .64% 2 .65% 2 .54%
Net expenses
c
2 .54% 2 .53% 2 .55% 2 .61% 2 .54%
Portfolio turnover rate 492% 1,015% 552% 516% 197%

DOW 2x STRATEGY FUND
8 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 160.93 $ 158.04 $ 116.21 $ 135.28 $ 128.11
Income (loss) from investment operations:
Net investment income (loss)
a
0 .52 0 .85 1 .02 0 .63 ( 0 .24 )
Net gain (loss) on investments (realized and unrealized) 22 .49 7 .79 41 .39 ( 17 .18 ) 13 .48
Total from investment operations 23 .01 8 .64 42 .41 ( 16 .55 ) 13 .24
Less distributions from:
Net investment income ( 1 .24 ) ( 1 .08 ) ( 0 .58 ) — —
Net realized gains ( 1 .67 ) ( 4 .67 ) — ( 2 .52 ) ( 6 .07 )
Total distributions ( 2 .91 ) ( 5 .75 ) ( 0 .58 ) ( 2 .52 ) ( 6 .07 )
Capital contribution from administrator 0.10 — — — —
Net asset value, end of period $ 181.13 $ 160.93 $ 158.04 $ 116.21 $ 135.28
Total Return 14 .21%
d
5 .09% 36 .63% ( 12 .25 ) % 10 .00%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 25,043 $ 40,460 $ 47,204 $ 22,506 $ 27,732
Ratios to average net assets:
Net investment income (loss) 0 .29% 0 .52% 0 .79% 0 .54% ( 0 .17 ) %
Total expenses 1 .89% 1 .87% 1 .93% 1 .91% 1 .79%
Net expenses
c
1 .79% 1 .77% 1 .85% 1 .87% 1 .79%
Portfolio turnover rate 492% 1,015% 552% 516% 197%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Total return does not reflect the impact of any applicable sales charges.
c
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
d
During the year ended March 31, 2026, the Fund's administrator made a voluntary capital contribution to the Fund, relating to an operational issue. The impact of the capital contribution to the total return for the year ended March 31, 2026 was 0.08% for Class H. See Note 5 in the
Notes to Financial Statements.

INVERSE DOW 2x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 9
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MONEY MARKET FUNDS
a
- 1 .6%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
b,c
55,508 $ 55,508
Total Money Market Funds
(Cost $55,508) 55,508
FACE
AMOUNT
REPURCHASE AGREEMENTS
d
- 66 .1%
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 $ 1,507,207 1,507,207
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
d
- 66.1% (continued)
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 806,551 $ 806,551
Total Repurchase Agreements
(Cost $2,313,758) 2,313,758
Total Investments - 67.7%
(Cost $2,369,266) $ 2,369,266
Other Assets & Liabilities, net - 32.3% 1,132,965
Total Net Assets - 100.0% $ 3,502,231
a
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
b
Rate indicated is the 7-day yield as of March 31, 2026.
c
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
d
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
a
Equity Futures Contracts Sold Short
Dow Jones Industrial Average Index Mini Futures Contracts 4 Jun 2026 $ 931,420 $ 14,313
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
OTC Equity Index Swap Agreements Sold Short
Barclays Bank
plc
Dow Jones
Industrial
Average Receive
4.28% (SOFR +
0.60%) At Maturity 06/16/26 109 $ 5,036,272 $ 27,873
BNP Paribas
Dow Jones
Industrial
Average Receive
4.14% (Federal
Funds Rate +
0.50%) At Maturity 06/10/26 22 1,001,783 2,595
$ 6,038,055 $ 30,468
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

INVERSE DOW 2x STRATEGY FUND
March 31, 2026
10 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Money Market Funds $ 55,508 $ — $ — $ 55,508
Repurchase Agreements — 2,313,758 — 2,313,758
Equity Futures Contracts
a
14,313 — — 14,313
Equity Index Swap Agreements
a
— 30,468 — 30,468
Total Assets $ 69,821 $ 2,344,226 $ — $ 2,414,047
– – – –
a
Reported as unrealized appreciation/depreciation at period end.

INVERSE DOW 2x STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 11
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value (cost $55,508) $ 55,508
Repurchase agreements, at value (cost $2,313,758) 2,313,758
Segregated cash due from broker 1,029,482
Unrealized appreciation on OTC swap agreements 30,468
Receivables:
Fund shares sold 165,967
Interest 467
Total assets 3,595,650
LIABILITIES:
Payable for:
Fund shares redeemed 63,973
Variation margin on futures contracts 22,120
Investment advisory fees 2,661
Transfer agent fees 1,382
Distribution and service fees 855
Fund accounting 492
Trustees’ fees and expenses* 113
Other liabilities 1,823
Total liabilities
93,419
NET ASSETS $ 3,502,231
NET ASSETS CONSIST OF:
Paid-in capital $ 54,694,246
Total distributable earnings (loss) (51,192,015)
Net assets $ 3,502,231
Class A:
Net assets $ 706,009
Capital shares outstanding 6,216
Net asset value per share $ 113 .58
Maximum offering price per share (Net asset value divided by 95.25%) $ 119 .24
Class C:
Net assets $ 51,320
Capital shares outstanding 547
Net asset value per share $ 93 .79
Class H:
Net assets $ 2,744,902
Capital shares outstanding 24,123
Net asset value per share $ 113 .79
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

INVERSE DOW 2x STRATEGY FUND
12 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends
$ 170
Interest
168,821
Total investment income 168,991
EXPENSES:
Investment advisory fees 35,414
Distribution and service fees:
Class A 1,174
Class C 595
Class H 8,518
Transfer agent fees:
Class A 978
Class C 126
Class H 7,179
Registration and filing fees 6,393
Fund accounting fees 5,631
Administration fees 2,127
Professional fees 1,268
Interest expense 690
Custodian fees 598
Trustees’ fees and expenses* 493
Miscellaneous 3,265
Total expenses 74,449
Less:
Expenses reimbursed by Adviser (3,933)
Net expenses 70,516
Net investment income 98,475
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments (5)
Swap agreements (1,431,222)
Futures contracts 32,035
Net realized loss (1,399,192)
Net change in unrealized appreciation (depreciation) on:
Investments (20)
Swap agreements (46,734)
Futures contracts 17,915
Net change in unrealized appreciation (depreciation) (28,839)
Net realized and unrealized loss (1,428,031)
Net decrease in net assets resulting from operations $ (1,329,556)
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

INVERSE DOW 2x STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 13
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 98,475 $ 141,930
Net realized loss on investments (1,399,192) (1,183,360)
Net change in unrealized appreciation (depreciation) on investments (28,839) 174,867
Net decrease in net assets resulting from operations (1,329,556) (866,563)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (15,354) (29,295)
Class C (2,033) (6,955)
Class H (124,543) (137,716)
Total distributions to shareholders (141,930) (173,966)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 6,712,053 6,465,494
Class C 617,730 383,253
Class H 117,520,098 171,886,238
Distributions reinvested
Class A 15,354 29,280
Class C 2,033 6,800
Class H 124,204 133,753
Cost of shares redeemed
Class A (6,668,671) (5,952,491)
Class C (631,006) (437,443)
Class H (117,379,317) (170,924,824)
Capital contribution from administrator
Class H 1,991 —
Net increase from capital share transactions 314,469 1,590,060
Net increase (decrease) in net assets (1,157,017) 549,531
NET ASSETS:
Beginning of year 4,659,248 4,109,717
End of year $ 3,502,231 $ 4,659,248
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 51,882 43,355
*
Class C 5,114 3,055
*
Class H 979,486 1,149,818
*
Shares issued from reinvestment of distributions
Class A 146 221
*
Class C 23 61
*
Class H 1,176 1,007
*
Shares redeemed
Class A (51,993) (40,133)
*
Class C (5,429) (3,543)
*
Class H (981,429) (1,147,593)
*
Net increase (decrease) in shares (1,024) 6,248
*
* Reverse share split — Capital share activity has been restated to reflect a 1:5 reverse share split effective February 24, 2025.

INVERSE DOW 2x STRATEGY FUND
14 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 146.38 $ 160.98 $ 216.70 $ 217.48 $ 266.97
Income (loss) from investment operations:
Net investment income (loss)
b
3 .16 5 .01 7 .10 1 .50 ( 3 .50 )
Net gain (loss) on investments (realized and unrealized) ( 30 .81 ) ( 14 .46 ) ( 61 .32 ) ( 2 .28 ) ( 45 .99 )
Total from investment operations ( 27 .65 ) ( 9 .45 ) ( 54 .22 ) ( 0 .78 ) ( 49 .49 )
Less distributions from:
Net investment income ( 5 .15 ) ( 5 .15 ) ( 1 .50 ) — —
Total distributions ( 5 .15 ) ( 5 .15 ) ( 1 .50 ) — —
Net asset value, end of period $ 113.58 $ 146.38 $ 160.98 $ 216.70 $ 217.48
Total Return
c
( 18 .88 ) % ( 5 .55 ) % ( 25 .16 ) % ( 0 .37 ) % ( 18 .52 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 706 $ 905 $ 441 $ 948 $ 629
Ratios to average net assets:
Net investment income (loss) 2 .55% 3 .33% 3 .55% 0 .64% ( 1 .56 ) %
Total expenses 1 .89% 1 .85% 1 .85% 2 .03% 1 .77%
Net expenses
d
1 .79% 1 .75% 1 .77% 2 .00% 1 .77%
Portfolio turnover rate — — — — —
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 122.98 $ 137.31 $ 186.38 $ 188.52 $ 233.24
Income (loss) from investment operations:
Net investment income (loss)
b
2 .22 3 .58 4 .90 ( 2 .25 ) ( 4 .50 )
Net gain (loss) on investments (realized and unrealized) ( 26 .26 ) ( 12 .76 ) ( 52 .47 ) 0 .11
e
( 40 .22 )
Total from investment operations ( 24 .04 ) ( 9 .18 ) ( 47 .57 ) ( 2 .14 ) ( 44 .72 )
Less distributions from:
Net investment income ( 5 .15 ) ( 5 .15 ) ( 1 .50 ) — —
Total distributions ( 5 .15 ) ( 5 .15 ) ( 1 .50 ) — —
Net asset value, end of period $ 93.79 $ 122.98 $ 137.31 $ 186.38 $ 188.52
Total Return
c
( 19 .50 ) % ( 6 .28 ) % ( 25 .71 ) % ( 1 .11 ) % ( 19 .19 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 51 $ 103 $ 174 $ 258 $ 1,380
Ratios to average net assets:
Net investment income (loss) 2 .03% 2 .77% 2 .86% ( 1 .10 ) % ( 2 .33 ) %
Total expenses 2 .65% 2 .55% 2 .59% 2 .72% 2 .52%
Net expenses
d
2 .55% 2 .45% 2 .51% 2 .70% 2 .52%
Portfolio turnover rate — — — — —

INVERSE DOW 2x STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 15
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 146.70 $ 161.38 $ 217.14 $ 218.03 $ 267.98
Income (loss) from investment operations:
Net investment income (loss)
b
2 .95 4 .70 7 .00 1 .85 ( 3 .45 )
Net gain (loss) on investments (realized and unrealized) ( 30 .78 ) ( 14 .23 ) ( 61 .26 ) ( 2 .74 ) ( 46 .50 )
Total from investment operations ( 27 .83 ) ( 9 .53 ) ( 54 .26 ) ( 0 .89 ) ( 49 .95 )
Less distributions from:
Net investment income ( 5 .15 ) ( 5 .15 ) ( 1 .50 ) — —
Total distributions ( 5 .15 ) ( 5 .15 ) ( 1 .50 ) — —
Capital contribution from administrator 0.07 — — — —
Net asset value, end of period $ 113.79 $ 146.70 $ 161.38 $ 217.14 $ 218.03
Total Return ( 18 .90 ) %
f
( 5 .58 ) % ( 25 .13 ) % ( 0 .41 ) % ( 18 .64 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 2,745 $ 3,651 $ 3,495 $ 3,695 $ 2,653
Ratios to average net assets:
Net investment income (loss) 2 .50% 3 .33% 3 .61% 0 .82% ( 1 .58 ) %
Total expenses 1 .88% 1 .86% 1 .90% 2 .04% 1 .80%
Net expenses
d
1 .78% 1 .76% 1 .82% 2 .01% 1 .80%
Portfolio turnover rate — — — — —
a
Reverse share split — Per share amounts have been restated to reflect a 1:5 reverse share split effective February 24, 2025.
b
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
Total return does not reflect the impact of any applicable sales charges.
d
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
e
The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
f
During the year ended March 31, 2026, the Fund's administrator made a voluntary capital contribution to the Fund, relating to an operational issue. The impact of the capital contribution to the total return for the year ended March 31, 2026 was 0.03% for Class H. See Note 5 in the
Notes to Financial Statements.

NASDAQ-100
®
2x STRATEGY FUND
March 31, 2026
16 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 85 .3%
TECHNOLOGY - 40 .2%
NVIDIA Corp.
362,159 $ 63,160,530
Apple, Inc.
218,802 55,529,759
Microsoft Corp.
110,669 40,966,344
Broadcom, Inc.
70,662 21,870,596
Micron Technology, Inc.
46,308 15,644,695
Palantir Technologies,
Inc. — Class A*
94,281 13,791,425
Advanced Micro Devices,
Inc.*
67,082 13,646,491
Applied Materials, Inc.
32,653 11,160,469
Lam Research Corp.
51,380 10,977,851
Intel Corp.*
205,515 9,069,377
KLA Corp.
5,393 7,940,707
Texas Instruments, Inc.
37,341 7,249,382
Analog Devices, Inc.
20,087 6,390,478
QUALCOMM, Inc.
43,901 5,653,571
Intuit, Inc.
11,379 4,920,052
ASML Holding N.V.
3,617 4,777,442
Adobe, Inc.*
16,773 4,077,181
Crowdstrike Holdings,
Inc. — Class A*
10,373 4,049,723
Western Digital Corp.
a
13,950 3,773,335
Marvell Technology, Inc.
35,845 3,550,447
Seagate Technology Holdings
plc
8,973 3,515,262
Cadence Design Systems,
Inc.*
11,360 3,156,603
Synopsys, Inc.*
7,883 3,125,452
Fortinet, Inc.*
30,444 2,487,884
Monolithic Power Systems,
Inc.
2,022 2,210,754
Electronic Arts, Inc.
10,296 2,099,045
Autodesk, Inc.*
8,723 2,088,286
NXP Semiconductors N.V.
10,398 2,046,950
Strategy, Inc. — Class A*
,a
12,924 1,612,915
Datadog, Inc. — Class A*
13,515 1,595,446
Take-Two Interactive
Software, Inc.*
7,619 1,504,752
Roper Technologies, Inc.
4,235 1,498,597
Microchip Technology, Inc.
22,265 1,438,542
Paychex, Inc.
14,769 1,360,520
Cognizant Technology
Solutions Corp. — Class A
19,677 1,207,184
Workday, Inc. — Class A*
8,764 1,138,619
Zscaler, Inc.*
6,616 928,159
ARM Holdings plc ADR*
5,746 869,255
Atlassian Corp. — Class A*
6,979 476,317
Total Technology 342,560,397
COMMUNICATIONS - 22 .1%
Amazon.com, Inc.*
159,989 33,320,909
Meta Platforms,
Inc. — Class A
43,957 25,149,118
Alphabet, Inc. — Class A
86,769 24,951,294
Alphabet, Inc. — Class C
81,046 23,248,855
Netflix, Inc.*
173,718 16,702,986
Cisco Systems, Inc.
162,515 12,609,539
T-Mobile US, Inc.
45,336 9,521,920
Shopify, Inc. — Class A*
50,444 5,983,667
Booking Holdings, Inc.
1,303 5,486,047
Palo Alto Networks, Inc.*
33,575 5,382,744
AppLovin Corp. — Class A*
12,634 5,028,332
A
A
A SHARES VALUE
COMMON STOCKS - 85.3% (continued)
COMMUNICATIONS - 22.1% (continued)
Comcast Corp. — Class A
147,642 $ 4,238,802
MercadoLibre, Inc.*
2,086 3,606,736
PDD Holdings, Inc. ADR*
27,481 2,808,008
Warner Bros Discovery, Inc.*
102,035 2,801,881
DoorDash, Inc. — Class A*
16,868 2,532,730
Airbnb, Inc. — Class A*
17,428 2,200,808
Thomson Reuters Corp.
18,303 1,646,904
Charter Communications,
Inc. — Class A*
,a
5,210 1,124,735
Total Communications 188,346,015
CONSUMER, CYCLICAL - 10 .6%
Tesla, Inc.*
74,386 27,652,995
Walmart, Inc.
201,082 24,990,471
Costco Wholesale Corp.
18,263 18,197,801
Starbucks Corp.
46,876 4,199,621
Marriott International,
Inc. — Class A
10,903 3,566,044
O'Reilly Automotive, Inc.*
34,499 3,184,603
Ross Stores, Inc.
13,308 2,882,912
PACCAR, Inc.
21,638 2,499,189
Fastenal Co.
47,248 2,192,307
Copart, Inc.*
39,828 1,322,290
Total Consumer, Cyclical 90,688,233
CONSUMER, NON-CYCLICAL - 7 .6%
PepsiCo, Inc.
56,230 8,731,957
Amgen, Inc.
22,180 7,804,033
Gilead Sciences, Inc.
51,078 7,118,741
Intuitive Surgical, Inc.*
14,612 6,735,986
Vertex Pharmaceuticals, Inc.*
10,452 4,667,236
Automatic Data Processing,
Inc.
16,566 3,365,880
Regeneron Pharmaceuticals,
Inc.
4,275 3,303,036
Mondelez International,
Inc. — Class A
52,740 3,039,934
Monster Beverage Corp.*
40,250 2,916,515
Cintas Corp.
16,453 2,782,860
IDEXX Laboratories, Inc.*
3,277 1,841,314
Alnylam Pharmaceuticals,
Inc.*
5,457 1,805,558
PayPal Holdings, Inc.
37,880 1,713,312
Coca-Cola Europacific
Partners plc
18,853 1,709,402
Keurig Dr Pepper, Inc.
55,901 1,471,873
Insmed, Inc.*
8,869 1,450,259
GE HealthCare Technologies,
Inc.
18,752 1,334,767
Kraft Heinz Co.
48,705 1,095,375
Verisk Analytics,
Inc. — Class A
5,675 1,076,831
Dexcom, Inc.*
15,835 994,438
Total Consumer, Non-cyclical 64,959,307
INDUSTRIAL - 1 .7%
Honeywell International, Inc.
26,154 5,911,589
CSX Corp.
76,510 3,140,736
Ferrovial SE
29,602 1,925,610
Old Dominion Freight Line,
Inc.
8,576 1,675,750
Axon Enterprise, Inc.*
3,309 1,405,299
Total Industrial 14,058,984

NASDAQ-100
®
2x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 17
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
SCHEDULE OF INVESTMENTS
(continued)
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 85.3% (continued)
UTILITIES - 1 .3%
Constellation Energy Corp.
14,894 $ 4,159,150
American Electric Power
Company, Inc.
22,254 2,917,054
Exelon Corp.
42,086 2,063,056
Xcel Energy, Inc.
25,669 2,039,145
Total Utilities 11,178,405
BASIC MATERIALS - 1 .1%
Linde plc
19,066 9,452,160
ENERGY - 0 .6%
Baker Hughes Co.
40,660 2,482,293
Diamondback Energy, Inc.
11,607 2,295,748
Total Energy 4,778,041
FINANCIAL - 0 .1%
CoStar Group, Inc.*
17,273 696,793
Total Common Stocks
(Cost $297,544,287) 726,718,335
MONEY MARKET FUNDS
b
- 2 .2%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
c,d
18,597,003 18,597,003
Total Money Market Funds
(Cost $18,597,003) 18,597,003
A
A
A
FACE
AMOUNT VALUE
U.S. TREASURY BILLS - 11 .2%
U.S. Treasury Bills
3.62% due 05/21/26
d,e
$ 40,000,000 $ 39,798,445
3.61% due 04/02/26
e
25,000,000 24,997,496
3.63% due 06/16/26
d,e
14,000,000 13,893,508
3.63% due 04/09/26
d,e
12,000,000 11,990,375
3.65% due 04/16/26
e
5,000,000 4,992,422
Total U.S. Treasury Bills
(Cost $95,674,649) 95,672,246
REPURCHASE AGREEMENTS
f
- 3 .2%
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 17,577,518 17,577,518
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 9,406,244 9,406,244
Total Repurchase Agreements
(Cost $26,983,762) 26,983,762
FEDERAL AGENCY DISCOUNT NOTES - 2 .9%
Federal Farm Credit Bank
3.64% due 04/09/26
e
15,000,000 14,987,883
Federal Home Loan Bank
3.64% due 04/17/26
e
10,000,000 9,983,845
Total Federal Agency Discount Notes
(Cost $24,971,728) 24,971,728
Total Investments - 104.8%
(Cost $463,771,429) $ 892,943,074
Other Assets & Liabilities, net - (4.8)% (40,610,745)
Total Net Assets - 100.0% $ 852,332,329
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 7 .
b
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
c
Rate indicated is the 7-day yield as of March 31, 2026.
d
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
e
Rate indicated is the effective yield at the time of purchase.
f
Repurchase Agreements — See Note 6 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Equity Futures Contracts Purchased
NASDAQ-100 Index Mini Futures Contracts 963 Jun 2026 $ 460,578,825 $ (10,305,338)
– –

NASDAQ-100
®
2x STRATEGY FUND
March 31, 2026
18 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(concluded)
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements
Goldman Sachs
International
NASDAQ-100
Index Pay
4.59% (Federal
Funds Rate +
0.95%) At Maturity 06/15/26 6,564 $ 155,828,912 $ 3,715,298
Barclays Bank
plc
NASDAQ-100
Index Pay
4.68% (SOFR +
1.00%) At Maturity 06/16/26 4,165 98,882,286 (1,832,025)
BNP Paribas
NASDAQ-100
Index Pay
4.54% (Federal
Funds Rate +
0.90%) At Maturity 06/10/26 11,257 267,250,826 (3,983,813)
$ 521,962,024 $ (2,100,540)
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 726,718,335 $ — $ — $ 726,718,335
Money Market Funds 18,597,003 — — 18,597,003
U.S. Treasury Bills — 95,672,246 — 95,672,246
Repurchase Agreements — 26,983,762 — 26,983,762
Federal Agency Discount Notes — 24,971,728 — 24,971,728
Equity Index Swap Agreements
a
— 3,715,298 — 3,715,298
Total Assets $ 745,315,338 $ 151,343,034 $ — $ 896,658,372
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Futures Contracts
a
$ 10,305,338 $ — $ — $ 10,305,338
Equity Index Swap Agreements
a
— 5,815,838 — 5,815,838
Total Liabilities $ 10,305,338 $ 5,815,838 $ — $ 16,121,176
a
Reported as unrealized appreciation/depreciation at period end.

NASDAQ-100
®
2x STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 19
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value - including $3,106,031 of securities loaned (cost $436,787,667) $ 865,959,312
Repurchase agreements, at value (cost $26,983,762) 26,983,762
Segregated cash due from broker 60,929,075
Unrealized appreciation on OTC swap agreements 3,715,298
Receivables:
Investments sold 140,298,033
Variation margin on futures contracts 19,561,684
Fund shares sold 3,835,365
Dividends 186,590
Interest 32,082
Foreign tax reclaims 4,920
Securities lending income 523
Other assets 205,150
Total assets 1,121,711,794
LIABILITIES:
Unrealized depreciation on OTC swap agreements 5,815,838
Due to custodian 7,333,960
Payable for:
Fund shares redeemed 253,564,367
Investment advisory fees 621,338
Transfer agent fees 420,564
Investments purchased 383,940
Distribution and service fees 203,263
Fund accounting 126,849
Trustees’ fees and expenses* 39,330
Other liabilities 870,016
Total liabilities
269,379,465
NET ASSETS $ 852,332,329
NET ASSETS CONSIST OF:
Paid-in capital $ 533,797,084
Total distributable earnings (loss) 318,535,245
Net assets $ 852,332,329
Class A:
Net assets $ 121,530,537
Capital shares outstanding 211,109
Net asset value per share $ 575 .68
Maximum offering price per share (Net asset value divided by 95.25%) $ 604 .39
Class C:
Net assets $ 4,565,830
Capital shares outstanding 11,754
Net asset value per share $ 388 .45
Class H:
Net assets $ 726,235,962
Capital shares outstanding 1,262,033
Net asset value per share $ 575 .45
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

NASDAQ-100
®
2x STRATEGY FUND
20 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $20,082)
$ 7,148,989
Interest
6,383,329
Income from securities lending, net 1,577
Total investment income 13,533,895
EXPENSES:
Investment advisory fees 10,758,231
Distribution and service fees:
Class A 328,568
Class C 57,703
Class H 2,645,405
Transfer agent fees:
Class A 268,662
Class C 11,756
Class H 2,143,754
Registration and filing fees 1,932,208
Fund accounting fees 1,713,620
Interest expense 772,230
Administration fees 656,582
Professional fees 347,691
Custodian fees 179,366
Trustees’ fees and expenses* 162,450
Line of credit fees 143
Miscellaneous 803,910
Total expenses 22,782,279
Less:
Expenses reimbursed by Adviser (1,543,036)
Net expenses 21,239,243
Net investment loss (7,705,348)
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 89,728,616
Swap agreements 101,615,047
Futures contracts 79,698,850
Net realized gain 271,042,513
Net change in unrealized appreciation (depreciation) on:
Investments 91,490,354
Swap agreements 18,402,147
Futures contracts (1,162,931)
Net change in unrealized appreciation (depreciation) 108,729,570
Net realized and unrealized gain 379,772,083
Net increase in net assets resulting from operations $ 372,066,735
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

NASDAQ-100
®
2x STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 21
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss $ (7,705,348) $ (1,199,712)
Net realized gain on investments 271,042,513 68,058,187
Net change in unrealized appreciation (depreciation) on investments 108,729,570 (73,942,238)
Net increase (decrease) in net assets resulting from operations 372,066,735 (7,083,763)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (9,660,013) (6,755,490)
Class C (569,197) (634,331)
Class H (93,881,568) (71,155,885)
Total distributions to shareholders (104,110,778) (78,545,706)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 23,383,184 25,606,846
Class C 1,492,275 2,004,264
Class H 9,950,220,679 8,162,398,400
Distributions reinvested
Class A 9,410,902 6,582,426
Class C 555,473 586,442
Class H 91,296,744 68,994,557
Cost of shares redeemed
Class A (35,396,664) (36,615,890)
Class C (3,958,464) (5,376,749)
Class H (10,264,060,375) (8,336,814,395)
Capital contribution from administrator
Class A 23,790 —
Class C 989 —
Class H 180,452 —
Net decrease from capital share transactions (226,851,015) (112,634,099)
Net increase (decrease) in net assets 41,104,942 (198,263,568)
NET ASSETS:
Beginning of year 811,227,387 1,009,490,955
End of year $ 852,332,329 $ 811,227,387
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 39,117 48,932
Class C 3,721 5,225
Class H 16,003,717 15,277,884
Shares issued from reinvestment of distributions
Class A 14,236 11,233
Class C 1,243 1,423
Class H 138,155 117,780
Shares redeemed
Class A (57,528) (70,417)
Class C (10,379) (13,843)
Class H (16,448,913) (15,726,401)
Net decrease in shares (316,631) (348,184)

NASDAQ-100
®
2x STRATEGY FUND
22 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 451.71 $ 471.20 $ 267.88 $ 386.62 $ 336.16
Income (loss) from investment operations:
Net investment income (loss)
a
( 3 .52 ) ( 0 .46 ) ( 0 .94 ) ( 1 .30 ) ( 4 .89 )
Net gain (loss) on investments (realized and unrealized) 174 .99 12 .67
b
204 .26 ( 117 .44 ) 83 .35
Total from investment operations 171 .47 12 .21 203 .32 ( 118 .74 ) 78 .46
Less distributions from:
Net investment income 0 .00
*
— — — —
Net realized gains ( 47 .61 ) ( 31 .70 ) — — ( 28 .00 )
Total distributions ( 47 .61 ) ( 31 .70 ) — — ( 28 .00 )
Capital contribution from administrator 0.11 — — — —
Net asset value, end of period $ 575.68 $ 451.71 $ 471.20 $ 267.88 $ 386.62
Total Return
c
36 .63%
d
1 .05% 75 .90% ( 30 .71 ) % 21 .73%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 121,531 $ 97,246 $ 106,273 $ 62,284 $ 90,897
Ratios to average net assets:
Net investment income (loss) ( 0 .57 ) % ( 0 .09 ) % ( 0 .26 ) % ( 0 .53 ) % ( 1 .17 ) %
Total expenses 1 .84% 1 .87% 2 .01% 1 .90% 1 .79%
Net expenses
e
1 .71% 1 .74% 1 .90% 1 .87% 1 .79%
Portfolio turnover rate 601% 383% 392% 461% 252%
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 317.07 $ 340.40 $ 194.97 $ 283.53 $ 253.57
Income (loss) from investment operations:
Net investment income (loss)
a
( 5 .62 ) ( 3 .15 ) ( 2 .61 ) ( 2 .32 ) ( 5 .97 )
Net gain (loss) on investments (realized and unrealized) 124 .54 11 .52
b
148 .04 ( 86 .24 ) 63 .93
Total from investment operations 118 .92 8 .37 145 .43 ( 88 .56 ) 57 .96
Less distributions from:
Net investment income 0 .00
*
— — — —
Net realized gains ( 47 .61 ) ( 31 .70 ) — — ( 28 .00 )
Total distributions ( 47 .61 ) ( 31 .70 ) — — ( 28 .00 )
Capital contribution from administrator 0.07 — — — —
Net asset value, end of period $ 388.45 $ 317.07 $ 340.40 $ 194.97 $ 283.53
Total Return
c
35 .56%
d
0 .31% 74 .59% ( 31 .23 ) % 20 .70%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 4,566 $ 5,444 $ 8,294 $ 7,552 $ 13,760
Ratios to average net assets:
Net investment income (loss) ( 1 .31 ) % ( 0 .84 ) % ( 1 .03 ) % ( 1 .29 ) % ( 1 .92 ) %
Total expenses 2 .59% 2 .62% 2 .75% 2 .64% 2 .54%
Net expenses
e
2 .46% 2 .50% 2 .65% 2 .61% 2 .54%
Portfolio turnover rate 601% 383% 392% 461% 252%

NASDAQ-100
®
2x STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 23
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 451.56 $ 471.06 $ 267.78 $ 386.47 $ 336.03
Income (loss) from investment operations:
Net investment income (loss)
a
( 4 .08 ) ( 0 .58 ) ( 0 .84 ) ( 1 .29 ) ( 4 .89 )
Net gain (loss) on investments (realized and unrealized) 175 .47 12 .78
b
204 .12 ( 117 .40 ) 83 .33
Total from investment operations 171 .39 12 .20 203 .28 ( 118 .69 ) 78 .44
Less distributions from:
Net investment income 0 .00
*
— — — —
Net realized gains ( 47 .61 ) ( 31 .70 ) — — ( 28 .00 )
Total distributions ( 47 .61 ) ( 31 .70 ) — — ( 28 .00 )
Capital contribution from administrator 0.11 — — — —
Net asset value, end of period $ 575.45 $ 451.56 $ 471.06 $ 267.78 $ 386.47
Total Return 36 .63%
d
1 .05% 75 .91% ( 30 .71 ) % 21 .73%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 726,236 $ 708,538 $ 894,924 $ 489,052 $ 706,126
Ratios to average net assets:
Net investment income (loss) ( 0 .65 ) % ( 0 .11 ) % ( 0 .23 ) % ( 0 .53 ) % ( 1 .17 ) %
Total expenses 1 .91% 1 .87% 2 .00% 1 .90% 1 .79%
Net expenses
e
1 .78% 1 .74% 1 .89% 1 .87% 1 .79%
Portfolio turnover rate 601% 383% 392% 461% 252%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
c
Total return does not reflect the impact of any applicable sales charges.
d
During the year ended March 31, 2026, the Fund's administrator made a voluntary capital contribution to the Fund, relating to an operational issue. The impact of the capital contribution to the total return for the year ended March 31, 2026 was 0.03%, 0.02% and 0.03% for Class A,
Class C and Class H, respectively. See Note 5 in the Notes to Financial Statements.
e
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
*
Less than $0.01 per share.

INVERSE NASDAQ-100
®
2x STRATEGY FUND
March 31, 2026
24 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MONEY MARKET FUNDS
a
- 3 .9%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
b,c
421,756 $ 421,756
Total Money Market Funds
(Cost $421,756) 421,756
FACE
AMOUNT
REPURCHASE AGREEMENTS
d
- 25 .4%
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 $ 1,779,820 1,779,820
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 952,433 952,433
Total Repurchase Agreements
(Cost $2,732,253) 2,732,253
U.S. TREASURY BILLS - 23 .0%
U.S. Treasury Bills
3.62% due 05/21/26
c,e
1,500,000 1,492,441
A
A
A
FACE
AMOUNT VALUE
U.S. TREASURY BILLS - 23.0% (continued)
3.63% due 06/16/26
c,e
$ 1,000,000 $ 992,393
Total U.S. Treasury Bills
(Cost $2,484,924) 2,484,834
FEDERAL AGENCY NOTES - 9 .3%
Federal Home Loan Bank
3.69% (SOFR + 0.05%, Rate
Floor: 0.00%) due 07/20/26
◊
1,000,000 1,000,123
Total Federal Agency Notes
(Cost $1,000,001) 1,000,123
FEDERAL AGENCY DISCOUNT NOTES - 5 .6%
Federal Home Loan Bank
3.65% due 04/15/26
e
600,000 599,151
Total Federal Agency Discount Notes
(Cost $599,151) 599,151
Total Investments - 67.2%
(Cost $7,238,085) $ 7,238,117
Other Assets & Liabilities, net - 32.8% 3,526,864
Total Net Assets - 100.0% $ 10,764,981
◊
Variable rate security. Rate indicated is the rate effective at March 31, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
b
Rate indicated is the 7-day yield as of March 31, 2026.
c
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
d
Repurchase Agreements — See Note 6 .
e
Rate indicated is the effective yield at the time of purchase.
LLC — Limited Liability Company
SOFR — Secured Overnight Financing Rate
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
a
Equity Futures Contracts Sold Short
NASDAQ-100 Index Mini Futures Contracts 8 Jun 2026 $ 3,826,200 $ 142,726
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements Sold Short
BNP Paribas
NASDAQ-100
Index Receive
4.14% (Federal
Funds Rate +
0.50%) At Maturity 06/10/26 347 $ 8,241,386 $ 151,989

INVERSE NASDAQ-100
®
2x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 25
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
Total Return Swap Agreements (continued)
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Barclays Bank
Plc
NASDAQ-100
Index Receive
4.33% (SOFR +
0.65%) At Maturity 06/16/26 339 $ 8,041,161 $ 148,504
Goldman Sachs
International
NASDAQ-100
Index Receive
4.29% (Federal
Funds Rate +
0.65%) At Maturity 06/15/26 71 1,614,873 (59,349)
$ 17,897,420 $ 241,144
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Money Market Funds $ 421,756 $ — $ — $ 421,756
Repurchase Agreements — 2,732,253 — 2,732,253
U.S. Treasury Bills — 2,484,834 — 2,484,834
Federal Agency Notes — 1,000,123 — 1,000,123
Federal Agency Discount Notes — 599,151 — 599,151
Equity Futures Contracts
a
142,726 — — 142,726
Equity Index Swap Agreements
a
— 300,493 — 300,493
Total Assets $ 564,482 $ 7,116,854 $ — $ 7,681,336
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Index Swap Agreements
a
$ — $ 59,349 $ — $ 59,349
a
Reported as unrealized appreciation/depreciation at period end.

INVERSE NASDAQ-100
®
2x STRATEGY FUND
26 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value (cost $4,505,832) $ 4,505,864
Repurchase agreements, at value (cost $2,732,253) 2,732,253
Segregated cash due from broker 1,579,499
Unrealized appreciation on OTC swap agreements 300,493
Receivables:
Swap settlement 3,745,173
Fund shares sold 1,038,842
Interest 11,281
Total assets 13,913,405
LIABILITIES:
Unrealized depreciation on OTC swap agreements 59,349
Segregated cash due to broker 440,000
Payable for:
Fund shares redeemed 2,308,135
Variation margin on futures contracts 123,840
Investment advisory fees 79,118
Transfer agent fees 36,398
Distribution and service fees 24,836
Fund accounting 15,077
Trustees’ fees and expenses* 2,789
Other liabilities 58,882
Total liabilities
3,148,424
NET ASSETS $ 10,764,981
NET ASSETS CONSIST OF:
Paid-in capital $ 134,324,098
Total distributable earnings (loss) (123,559,117)
Net assets $ 10,764,981
Class A:
Net assets $ 688,560
Capital shares outstanding 8,082
Net asset value per share $ 85 .19
Maximum offering price per share (Net asset value divided by 95.25%) $ 89 .44
Class C:
Net assets $ 155,124
Capital shares outstanding 2,292
Net asset value per share $ 67 .68
Class H:
Net assets $ 9,921,297
Capital shares outstanding 116,133
Net asset value per share $ 85 .43
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

INVERSE NASDAQ-100
®
2x STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 27
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends
$ 4,325
Interest
1,741,768
Total investment income 1,746,093
EXPENSES:
Investment advisory fees 392,959
Distribution and service fees:
Class A 1,956
Class C 1,092
Class H 106,930
Transfer agent fees:
Class A 1,619
Class C 235
Class H 95,256
Registration and filing fees 73,107
Fund accounting fees 60,976
Interest expense 52,308
Administration fees 18,993
Professional fees 17,463
Custodian fees 8,407
Trustees’ fees and expenses* 4,570
Line of credit fees 546
Miscellaneous 28,614
Total expenses 865,031
Less:
Expenses reimbursed by Adviser (43,660)
Net expenses 821,371
Net investment income 924,722
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 361
Swap agreements 11,629,230
Futures contracts 5,997,228
Net realized gain 17,626,819
Net change in unrealized appreciation (depreciation) on:
Investments 54
Swap agreements (774,102)
Futures contracts 93,349
Net change in unrealized appreciation (depreciation) (680,699)
Net realized and unrealized gain 16,946,120
Net increase in net assets resulting from operations $ 17,870,842
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

INVERSE NASDAQ-100
®
2x STRATEGY FUND
28 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 924,722 $ 1,103,981
Net realized gain (loss) on investments 17,626,819 (26,995,083)
Net change in unrealized appreciation (depreciation) on investments (680,699) 1,064,537
Net increase (decrease) in net assets resulting from operations 17,870,842 (24,826,565)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (64,441) (42,658)
Class C (11,629) (15,685)
Class H (811,703) (911,112)
Total distributions to shareholders (887,773) (969,455)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 7,611,395 9,471,123
Class C 1,017,077 2,647,920
Class H 2,326,112,892 2,714,968,196
Distributions reinvested
Class A 64,441 42,658
Class C 11,628 15,685
Class H 808,485 867,346
Cost of shares redeemed
Class A (8,421,133) (8,435,243)
Class C (988,393) (2,711,541)
Class H (2,348,385,163) (2,689,533,167)
Capital contribution from administrator
Class H 426 —
Net increase (decrease) from capital share transactions (22,168,345) 27,332,977
Net increase (decrease) in net assets (5,185,276) 1,536,957
NET ASSETS:
Beginning of year 15,950,257 14,413,300
End of year $ 10,764,981 $ 15,950,257
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 74,673 61,061
*
Class C 11,980 20,193
*
Class H 23,086,533 17,947,232
*
Shares issued from reinvestment of distributions
Class A 846 349
*
Class C 192 156
*
Class H 10,600 7,092
*
Shares redeemed
Class A (79,742) (54,071)
*
Class C (10,892) (21,036)
*
Class H (23,072,825) (17,936,148)
*
Net increase in shares 21,365 24,828
*
* Reverse share split — Capital share activity has been restated to reflect a 1:10 reverse share split effective February 24, 2025.

INVERSE NASDAQ-100
®
2x STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 29
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 151.88 $ 179.64 $ 343.99 $ 342.79 $ 518.00
Income (loss) from investment operations:
Net investment income (loss)
b
2 .39 5 .73 10 .50 0 .90 ( 5 .80 )
Net gain (loss) on investments (realized and unrealized) ( 61 .04 )
c
( 25 .70 ) ( 165 .35 ) 0 .30 ( 169 .41 )
Total from investment operations ( 58 .65 ) ( 19 .97 ) ( 154 .85 ) 1 .20 ( 175 .21 )
Less distributions from:
Net investment income ( 8 .04 ) ( 7 .79 ) ( 9 .50 ) — —
Total distributions ( 8 .04 ) ( 7 .79 ) ( 9 .50 ) — —
Net asset value, end of period $ 85.19 $ 151.88 $ 179.64 $ 343.99 $ 342.79
Total Return
d
( 38 .01 ) % ( 10 .05 ) % ( 45 .56 ) % 0 .35% ( 33 .82 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 689 $ 1,869 $ 892 $ 1,061 $ 617
Ratios to average net assets:
Net investment income (loss) 2 .54% 3 .75% 4 .26% 0 .20% ( 1 .58 ) %
Total expenses 2 .19% 1 .99% 1 .83% 3 .02% 1 .78%
Net expenses
e
2 .09% 1 .90% 1 .75% 2 .98% 1 .78%
Portfolio turnover rate — — — — —
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 124.55 $ 150.52 $ 292.65 $ 293.70 $ 447.39
Income (loss) from investment operations:
Net investment income (loss)
b
1 .33 3 .86 7 .70 ( 1 .90 ) ( 7 .80 )
Net gain (loss) on investments (realized and unrealized) ( 50 .16 )
c
( 22 .04 ) ( 140 .33 ) 0 .85 ( 145 .89 )
Total from investment operations ( 48 .83 ) ( 18 .18 ) ( 132 .63 ) ( 1 .05 ) ( 153 .69 )
Less distributions from:
Net investment income ( 8 .04 ) ( 7 .79 ) ( 9 .50 ) — —
Total distributions ( 8 .04 ) ( 7 .79 ) ( 9 .50 ) — —
Net asset value, end of period $ 67.68 $ 124.55 $ 150.52 $ 292.65 $ 293.70
Total Return
d
( 38 .47 ) % ( 10 .86 ) % ( 45 .95 ) % ( 0 .34 ) % ( 34 .35 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 155 $ 126 $ 256 $ 263 $ 158
Ratios to average net assets:
Net investment income (loss) 1 .82% 2 .95% 3 .56% ( 0 .52 ) % ( 2 .32 ) %
Total expenses 2 .95% 2 .73% 2 .58% 3 .80% 2 .52%
Net expenses
e
2 .84% 2 .63% 2 .50% 3 .76% 2 .52%
Portfolio turnover rate — — — — —

INVERSE NASDAQ-100
®
2x STRATEGY FUND
30 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 151.98 $ 180.12 $ 344.61 $ 343.34 $ 518.34
Income (loss) from investment operations:
Net investment income (loss)
b
2 .01 5 .11 10 .40 0 .40 ( 6 .30 )
Net gain (loss) on investments (realized and unrealized) ( 60 .52 )
c
( 25 .46 ) ( 165 .39 ) 0 .87 ( 168 .70 )
Total from investment operations ( 58 .51 ) ( 20 .35 ) ( 154 .99 ) 1 .27 ( 175 .00 )
Less distributions from:
Net investment income ( 8 .04 ) ( 7 .79 ) ( 9 .50 ) — —
Total distributions ( 8 .04 ) ( 7 .79 ) ( 9 .50 ) — —
Capital contribution from administrator 0.00
f
— — — —
Net asset value, end of period $ 85.43 $ 151.98 $ 180.12 $ 344.61 $ 343.34
Total Return ( 37 .88 ) %
g
( 10 .24 ) % ( 45 .51 ) % 0 .38% ( 33 .76 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 9,921 $ 13,955 $ 13,266 $ 19,548 $ 12,931
Ratios to average net assets:
Net investment income (loss) 2 .11% 3 .40% 4 .09% 0 .09% ( 1 .70 ) %
Total expenses 1 .97% 1 .89% 1 .85% 2 .53% 1 .81%
Net expenses
e
1 .87% 1 .79% 1 .77% 2 .49% 1 .81%
Portfolio turnover rate — — — — —
a
Reverse share split — Per share amounts have been restated to reflect a 1:10 reverse share split effective February 24, 2025.
b
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
d
Total return does not reflect the impact of any applicable sales charges.
e
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
f
Less than $0.01 per share.
g
During the year ended March 31, 2026, the Fund's administrator made a voluntary capital contribution to the Fund, relating to an operational issue. The impact of the capital contribution to the total return for the year ended March 31, 2026 was 0.00% for Class H. See Note 5 in the
Notes to Financial Statements.

RUSSELL 2000
®
2x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 31
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 26 .9%
FINANCIAL - 6 .1%
American Healthcare REIT,
Inc.
876 $ 41,312
CareTrust REIT, Inc.
1,102 40,388
UMB Financial Corp.
356 40,153
Old National Bancorp
1,717 37,946
Jackson Financial,
Inc. — Class A
331 34,993
Terreno Realty Corp. REIT
501 30,771
Essential Properties Realty
Trust, Inc. REIT
a
974 29,571
Valley National Bancorp
a
2,378 29,202
StoneX Group, Inc.*
360 29,034
United Bankshares, Inc.
a
686 28,414
Glacier Bancorp, Inc.
a
629 28,097
Ryman Hospitality Properties,
Inc.
a
303 27,958
Essent Group Ltd.
456 26,649
Piper Sandler Companies
344 26,333
Kite Realty Group Trust REIT
1,067 26,195
Hancock Whitney Corp.
a
410 26,072
Ameris Bancorp
a
321 25,035
Atlantic Union Bankshares
Corp.
a
699 24,982
Home BancShares, Inc.
924 24,883
Macerich Co. REIT
1,262 23,852
Sabra Health Care REIT, Inc.
1,222 23,499
Phillips Edison & Company,
Inc. REIT
619 23,163
Compass, Inc. — Class A*
3,148 23,012
Axos Financial, Inc.*
267 22,719
Hut 8 Corp.*
476 22,329
HA Sustainable Infrastructure
Capital, Inc.
606 22,271
Selective Insurance Group,
Inc.
295 22,240
Radian Group, Inc.
665 21,998
Independent Bank Corp.
347 21,781
Terawulf, Inc.*
1,507 21,746
Riot Platforms, Inc.*
1,710 21,136
Associated Banc-Corp
816 21,102
Core Scientific, Inc.*
1,408 21,064
Eastern Bankshares, Inc.
1,067 20,871
Moelis & Co. — Class A
364 20,748
Cipher Digital, Inc.*
1,591 20,476
Texas Capital Bancshares,
Inc.*
215 20,399
Flagstar Bank North America
1,489 19,610
First Financial Bankshares,
Inc.
a
660 19,437
Outfront Media, Inc. REIT
725 19,213
Fulton Financial Corp.
a
942 19,160
CNO Financial Group, Inc.
462 18,970
United Community Banks, Inc.
600 18,894
Lemonade, Inc.*
301 18,867
Tanger, Inc. REIT
555 18,859
ServisFirst Bancshares, Inc.
256 18,644
National Health Investors, Inc.
REIT
230 18,598
International Bancshares
Corp.
267 17,966
Independence Realty Trust,
Inc. REIT
1,187 17,674
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
FINANCIAL - 6.1% (continued)
BGC Group, Inc. — Class A
1,777 $ 17,379
WSFS Financial Corp.
262 17,151
COPT Defense Properties
REIT
559 17,105
Bread Financial Holdings, Inc.
227 17,000
Broadstone Net Lease, Inc.
a
930 16,991
Renasant Corp.
462 16,692
BankUnited, Inc.
365 16,483
First BanCorp
767 16,383
StepStone Group,
Inc. — Class A
342 16,320
WesBanco, Inc.
470 16,210
PJT Partners, Inc. — Class A
114 15,928
Enova International, Inc.*
117 15,892
Cathay General Bancorp
317 15,806
Genworth Financial,
Inc. — Class A*
1,939 15,745
Palomar Holdings, Inc.*
131 15,655
Community Financial System,
Inc.
263 15,425
Blackstone Mortgage Trust,
Inc. — Class A REIT
790 15,129
MARA Holdings, Inc.*
,a
1,847 15,072
Seacoast Banking
Corporation of Florida
476 14,418
Victory Capital Holdings,
Inc. — Class A
a
220 14,406
Bank of Hawaii Corp.
193 14,330
Towne Bank
422 14,209
NMI Holdings, Inc. — Class
A*
377 14,141
First Interstate BancSystem,
Inc. — Class A
423 14,128
Cushman & Wakefield Ltd.*
1,150 14,099
First Financial Bancorp
501 13,968
Simmons First National
Corp. — Class A
717 13,946
Nicolet Bankshares, Inc.
92 13,673
Provident Financial Services,
Inc.
640 13,542
DigitalBridge Group, Inc.
874 13,477
McGrath RentCorp
122 13,454
LXP Industrial Trust REIT
290 13,415
SL Green Realty Corp. REIT
357 13,188
PennyMac Financial Services,
Inc.
145 12,673
Apple Hospitality REIT, Inc.
1,098 12,638
Urban Edge Properties REIT
632 12,627
Acadia Realty Trust REIT
656 12,543
Dynex Capital, Inc. REIT
979 12,492
Curbline Properties Corp.
REIT
484 12,482
Beacon Financial Corp.
414 12,420
CVB Financial Corp.
632 12,254
Marex Group plc
272 12,126
Park National Corp.
74 12,095
First Merchants Corp.
311 12,045
Four Corners Property Trust,
Inc. REIT
509 12,038
St. Joe Co.
189 11,869
InvenTrust Properties Corp.
REIT
388 11,818
Mercury General Corp.
134 11,812

RUSSELL 2000
®
2x STRATEGY FUND
March 31, 2026
32 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
FINANCIAL - 6.1% (continued)
WaFd, Inc.
a
373 $ 11,712
Trustmark Corp.
a
270 11,378
First Bancorp
201 11,326
Artisan Partners Asset
Management, Inc. — Class
A
311 11,317
BancFirst Corp.
104 11,284
Banc of California, Inc.
638 11,216
Newmark Group,
Inc. — Class A
735 11,018
Bancorp, Inc.*
205 11,015
SiriusPoint Ltd.*
509 10,964
Upstart Holdings, Inc.*
426 10,927
FB Financial Corp.
210 10,907
Bank of NT Butterfield & Son
Ltd.
207 10,863
NBT Bancorp, Inc.
254 10,815
First Busey Corp.
420 10,613
Cleanspark, Inc.*
,a
1,239 10,544
Customers Bancorp, Inc.*
151 10,481
Baldwin Insurance Group,
Inc. — Class A*
469 10,290
Banner Corp.
165 10,012
Enterprise Financial Services
Corp.
182 9,848
Pathward Financial, Inc.
108 9,637
ARMOUR Residential REIT,
Inc. REIT
562 9,374
DiamondRock Hospitality Co.
REIT
998 9,351
Global Net Lease, Inc. REIT
985 9,220
Northwest Bancshares, Inc.
721 9,149
First Commonwealth Financial
Corp.
a
517 9,089
WisdomTree, Inc.
a
614 8,940
Dave, Inc.*
51 8,879
Pagseguro Digital
Ltd. — Class A
878 8,798
Stock Yards Bancorp, Inc.
131 8,684
Horace Mann Educators
Corp.
203 8,664
OFG Bancorp
211 8,537
Cohen & Steers, Inc.
136 8,507
Stewart Information Services
Corp.
138 8,498
Getty Realty Corp. REIT
265 8,427
LTC Properties, Inc.
a
226 8,398
Stellar Bancorp, Inc.
227 8,310
Smartstop Self Storage REIT,
Inc. REIT
273 8,266
City Holding Co.
a
69 8,247
Sunstone Hotel Investors, Inc.
REIT
904 8,145
Nelnet, Inc. — Class A
63 8,124
LendingClub Corp.*
563 8,062
HCI Group, Inc.
52 8,040
Skyward Specialty Insurance
Group, Inc.*
182 7,950
NETSTREIT Corp. REIT
418 7,871
Hilltop Holdings, Inc.
216 7,737
S&T Bancorp, Inc.
183 7,655
German American Bancorp,
Inc.
180 7,522
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
FINANCIAL - 6.1% (continued)
Encore Capital Group, Inc.*
107 $ 7,503
Arbor Realty Trust, Inc. REIT
973 7,502
Douglas Emmett, Inc. REIT
794 7,479
National Bank Holdings
Corp. — Class A
188 7,362
Apollo Commercial Real
Estate Finance, Inc. REIT
694 7,329
Walker & Dunlop, Inc.
164 7,278
Acadian Asset Management,
Inc.
132 7,183
Diversified Healthcare Trust
REIT
1,076 7,145
Veris Residential, Inc. REIT
375 7,076
Ellington Financial, Inc. REIT
597 7,074
TriCo Bancshares
148 7,036
Lakeland Financial Corp.
122 7,000
Xenia Hotels & Resorts, Inc.
a
472 7,000
Federal Agricultural Mortgage
Corp. — Class C
47 6,972
Pebblebrook Hotel Trust
a
552 6,972
Innovative Industrial
Properties, Inc. REIT
138 6,922
QCR Holdings, Inc.
80 6,836
Triumph Financial, Inc.*
,a
114 6,801
Hope Bancorp, Inc.
596 6,657
Dime Community
Bancshares, Inc.
195 6,595
Sila Realty Trust, Inc. REIT
276 6,536
Webull Corp.*
1,356 6,509
Hamilton Insurance Group
Ltd. — Class B
217 6,473
Kennedy-Wilson Holdings,
Inc.
593 6,416
Orchid Island Capital, Inc.
REIT
908 6,383
ConnectOne Bancorp, Inc.
237 6,344
1st Source Corp.
91 6,298
Slide Insurance Holdings,
Inc.*
346 6,228
Bank First Corp.
46 6,213
ProAssurance Corp.*
250 6,180
Origin Bancorp, Inc.
146 6,053
Westamerica BanCorp
116 6,049
Two Harbors Investment
Corp. REIT
512 5,847
UMH Properties, Inc. REIT
398 5,743
Live Oak Bancshares, Inc.
173 5,721
Enact Holdings, Inc.
140 5,713
Perella Weinberg Partners
311 5,648
Peoples Bancorp, Inc.
a
171 5,621
Ladder Capital Corp. — Class
A REIT
567 5,540
Merchants Bancorp
a
127 5,450
Safety Insurance Group, Inc.
75 5,448
Preferred Bank/Los Angeles
CA
59 5,351
Fidelis Insurance Holdings
Ltd.
278 5,313
Tompkins Financial Corp.
66 5,203
Bitdeer Technologies
Group — Class A*
600 5,190
Old Second Bancorp, Inc.
255 5,141

RUSSELL 2000
®
2x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 33
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
FINANCIAL - 6.1% (continued)
Chimera Investment Corp.
REIT
406 $ 5,095
Goosehead Insurance,
Inc. — Class A*
118 5,034
OceanFirst Financial Corp.
279 5,033
MFA Financial, Inc. REIT
525 5,030
PennyMac Mortgage
Investment Trust REIT
428 4,990
Community Trust Bancorp,
Inc.
81 4,918
American Assets Trust, Inc.
REIT
265 4,879
Coastal Financial Corp.*
64 4,870
Univest Financial Corp.
141 4,831
Centerspace REIT
83 4,768
Byline Bancorp, Inc.
151 4,767
Trupanion, Inc.*
184 4,712
F&G Annuities & Life, Inc.
184 4,659
Southside Bancshares, Inc.
147 4,570
Employers Holdings, Inc.
111 4,567
Miami International Holdings,
Inc.*
117 4,554
Heritage Financial Corp.
174 4,524
RLJ Lodging Trust REIT
608 4,511
Capitol Federal Financial, Inc.
628 4,478
Universal Insurance Holdings,
Inc.
130 4,441
Burford Capital Ltd.
979 4,425
Amalgamated Financial Corp.
113 4,392
First Mid Bancshares, Inc.
106 4,366
Easterly Government
Properties, Inc. REIT
203 4,350
JBG SMITH Properties REIT
297 4,339
Virtus Investment Partners,
Inc.
32 4,299
Burke & Herbert Financial
Services Corp.
69 4,298
Northeast Bank
38 4,270
Central Pacific Financial Corp.
131 4,187
NB Bancorp, Inc.
198 4,172
Piedmont Realty Trust,
Inc. — Class A REIT*
634 4,165
CNB Financial Corp.
143 4,141
Mercantile Bank Corp.
81 4,091
Camden National Corp.
86 4,081
Hanmi Financial Corp.
153 4,033
United Fire Group, Inc.
107 3,965
Amerant Bancorp, Inc.
179 3,945
Peakstone Realty Trust REIT
188 3,927
Business First Bancshares,
Inc.
145 3,921
Esquire Financial Holdings,
Inc.
36 3,870
Safehold, Inc. REIT
286 3,870
Patria Investments
Ltd. — Class A
307 3,868
Heritage Commerce Corp.
306 3,819
TrustCo Bank Corporation NY
86 3,765
Brookfield Business
Corp. — Class A
118 3,734
Whitestone REIT — Class B
REIT
230 3,715
BrightSpire Capital, Inc. REIT
658 3,685
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
FINANCIAL - 6.1% (continued)
Horizon Bancorp, Inc.
222 $ 3,679
First Financial Corp.
58 3,666
Empire State Realty Trust,
Inc. — Class A REIT
704 3,661
Farmers National Banc Corp.
276 3,632
Metropolitan Bank Holding
Corp.
43 3,581
CBL & Associates Properties,
Inc. REIT
93 3,574
Mechanics Bancorp — Class
A
241 3,555
Franklin BSP Realty Trust,
Inc. REIT
418 3,549
Eagle Bancorp, Inc.
142 3,532
Redwood Trust, Inc. REIT
629 3,529
PRA Group, Inc.*
201 3,518
Orrstown Financial Services,
Inc.
95 3,428
Resolute Holdings
Management, Inc.*
21 3,408
First Community Bankshares,
Inc.
a
80 3,322
HomeTrust Bancshares, Inc.
77 3,284
Washington Trust Bancorp,
Inc.
98 3,279
Marcus & Millichap, Inc.
122 3,244
AMERISAFE, Inc.
97 3,233
Financial Institutions, Inc.
101 3,203
Adamas Trust, Inc. REIT
434 3,194
Equity Bancshares,
Inc. — Class A
71 3,153
Southern Missouri Bancorp,
Inc.
49 3,133
Mid Penn Bancorp, Inc.
96 3,087
Capital City Bank Group, Inc.
71 3,086
Republic Bancorp,
Inc. — Class A
43 3,034
Five Star Bancorp
80 3,018
Heritage Insurance Holdings,
Inc.*
114 2,993
GCM Grosvenor, Inc. — Class
A
301 2,950
Shore Bancshares, Inc.
157 2,933
NexPoint Residential Trust,
Inc. REIT
117 2,925
CTO Realty Growth, Inc. REIT
158 2,921
SmartFinancial, Inc.
74 2,892
Peapack-Gladstone Financial
Corp.
82 2,887
Metrocity Bankshares, Inc.
100 2,867
Arrow Financial Corp.
84 2,820
Navient Corp.
338 2,765
Alerus Financial Corp.
115 2,727
TPG RE Finance Trust, Inc.
REIT
349 2,726
Invesco Mortgage Capital,
Inc. REIT
336 2,715
Compass Diversified Holdings
343 2,696
Universal Health Realty
Income Trust REIT
66 2,671
eXp World Holdings, Inc.
445 2,666
Gladstone Commercial Corp.
REIT
233 2,663
Community West Bancshares
113 2,633

RUSSELL 2000
®
2x STRATEGY FUND
March 31, 2026
34 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
FINANCIAL - 6.1% (continued)
Northfield Bancorp, Inc.
192 $ 2,600
Alexander's, Inc. REIT
11 2,598
Northrim BanCorp, Inc.
112 2,563
South Plains Financial, Inc.
61 2,556
Strive, Inc. — Class A*
,a
255 2,555
Great Southern Bancorp, Inc.
40 2,525
Flushing Financial Corp.
164 2,519
Peoples Financial Services
Corp.
47 2,507
Bar Harbor Bankshares
77 2,499
Third Coast Bancshares, Inc.*
66 2,497
Carter Bankshares, Inc.*
107 2,495
ACNB Corp.
52 2,489
Summit Hotel Properties, Inc.
REIT
560 2,475
LendingTree, Inc.*
57 2,444
Columbia Financial, Inc.*
,a
139 2,434
Root, Inc. — Class A*
54 2,385
Brandywine Realty Trust REIT
878 2,379
Hippo Holdings, Inc.*
91 2,371
Midland States Bancorp, Inc.
105 2,343
Greenlight Capital Re
Ltd. — Class A*
135 2,334
Firstsun Capital Bancorp*
64 2,333
Cannae Holdings, Inc.
205 2,331
Hingham Institution For
Savings
a
8 2,287
International Money Express,
Inc.*
143 2,259
AH Realty Trust, Inc. REIT
408 2,244
Diamond Hill Investment
Group, Inc.
13 2,237
Community Healthcare Trust,
Inc. REIT
140 2,225
First Business Financial
Services, Inc.
41 2,211
Kearny Financial Corp.
292 2,205
NerdWallet, Inc. — Class A*
211 2,190
Southern First Bancshares,
Inc.*
40 2,180
Red River Bancshares, Inc.
24 2,171
Sierra Bancorp
64 2,171
Farmland Partners, Inc. REIT
193 2,167
Chiron Real Estate, Inc. REIT
65 2,150
Home Bancorp, Inc.
35 2,120
Postal Realty Trust,
Inc. — Class A REIT
114 2,116
Bit Digital, Inc.*
1,608 2,106
Jefferson Capital, Inc.
109 2,096
ChoiceOne Financial
Services, Inc.
73 2,053
Saul Centers, Inc. REIT
63 2,053
California BanCorp
115 2,038
Tiptree, Inc. — Class A
120 2,030
One Liberty Properties, Inc.
REIT
94 2,017
Ridgepost Capital,
Inc. — Class A
277 2,011
Bank of Marin Bancorp
75 1,922
Unity Bancorp, Inc.
37 1,918
First Foundation, Inc.*
324 1,912
Bridgewater Bancshares, Inc.*
106 1,876
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
FINANCIAL - 6.1% (continued)
Chatham Lodging Trust REIT
238 $ 1,873
RBB Bancorp
86 1,838
West BanCorp, Inc.
77 1,832
Bowhead Specialty Holdings,
Inc.*
81 1,817
Capital Bancorp, Inc.
60 1,784
KKR Real Estate Finance
Trust, Inc. REIT
291 1,781
Civista Bancshares, Inc.
78 1,778
Gladstone Land Corp. REIT
174 1,775
Northpointe Bancshares, Inc.
102 1,761
First Bank
110 1,760
Bankwell Financial Group,
Inc.
36 1,747
Colony Bankcorp, Inc.
86 1,717
Citizens & Northern Corp.
76 1,698
Ponce Financial Group, Inc.*
100 1,671
Farmers & Merchants
Bancorp, Inc.
65 1,669
World Acceptance Corp.*
12 1,620
Abacus Global Management,
Inc.
204 1,608
Wealthfront Corp.*
172 1,591
Hudson Pacific Properties,
Inc. REIT*
268 1,584
BayCom Corp.
53 1,575
Orange County Bancorp, Inc.
49 1,567
Industrial Logistics Properties
Trust REIT
273 1,551
HBT Financial, Inc.
58 1,550
First Bancorp, Inc.
55 1,542
Investors Title Co.
7 1,521
Regional Management Corp.
47 1,516
Northeast Community
Bancorp, Inc.
63 1,499
Timberland Bancorp, Inc.
38 1,498
MVB Financial Corp.
a
59 1,465
Waterstone Financial, Inc.
81 1,460
Parke Bancorp, Inc.
51 1,448
Donegal Group, Inc. — Class
A
83 1,426
Primis Financial Corp.
107 1,421
Atlanticus Holdings Corp.*
27 1,417
American Coastal Insurance
Corp.
125 1,406
Citizens Financial Services,
Inc.
23 1,406
FrontView REIT, Inc. REIT
90 1,392
SITE Centers Corp. REIT
256 1,382
Blue Ridge Bankshares, Inc.
328 1,378
MBIA, Inc.*
233 1,377
Real Brokerage, Inc.*
541 1,353
Onity Group, Inc.*
34 1,335
Plumas Bancorp
27 1,318
FS Bancorp, Inc.
34 1,312
John Marshall Bancorp, Inc.
64 1,298
Ares Commercial Real Estate
Corp.
a
270 1,296
Norwood Financial Corp.
44 1,294
FRP Holdings, Inc.*
59 1,291
Investar Holding Corp.
47 1,282
Ames National Corp.
45 1,270

RUSSELL 2000
®
2x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 35
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
FINANCIAL - 6.1% (continued)
PCB Bancorp
56 $ 1,259
FB Bancorp, Inc.*
91 1,250
GBank Financial Holdings,
Inc.*
46 1,231
RMR Group, Inc. — Class A
79 1,222
FVCBankcorp, Inc.
80 1,215
NewtekOne, Inc.
111 1,215
Western New England
Bancorp, Inc.
94 1,215
Ready Capital Corp. REIT
737 1,194
James River Group Holdings,
Inc.
188 1,184
C&F Financial Corp.
16 1,167
National Bankshares, Inc.
32 1,165
Citizens, Inc.*
231 1,162
Alpine Income Property Trust,
Inc. REIT
64 1,152
First United Corp.
31 1,136
Oak Valley Bancorp
35 1,135
Chemung Financial Corp.
21 1,130
Claros Mortgage Trust, Inc.
REIT*
471 1,121
First Community Corp.
38 1,111
First National Corp.
40 1,077
LCNB Corp.
69 1,076
Franklin Financial Services
Corp.
21 1,073
Service Properties Trust REIT
788 1,068
Sky Harbour Group Corp.*
108 1,040
Fidelity D&D Bancorp, Inc.
24 1,039
Stratus Properties, Inc.*
34 1,038
TPG Mortgage Investment
Trust, Inc. REIT
142 1,038
Paysign, Inc.*
175 1,033
First Western Financial, Inc.*
42 1,032
Octave Specialty Group, Inc.*
218 1,014
Hawthorn Bancshares, Inc.
30 1,011
Chicago Atlantic Real Estate
Finance, Inc. REIT
88 996
Innventure, Inc.*
254 993
Citizens Community Bancorp,
Inc.
49 970
NexPoint Diversified Real
Estate Trust REIT
206 962
Kingsway Financial Services,
Inc.*
92 960
OppFi, Inc.
124 956
LINKBANCORP, Inc.
110 917
Virginia National Bankshares
Corp.
24 917
Princeton Bancorp, Inc.
27 912
Legacy Housing Corp.*
44 899
Better Home & Finance
Holding Co.*
25 891
Commercial Bancgroup, Inc.
34 885
Bank7 Corp.
22 877
NET Lease Office Properties
REIT
76 876
Meridian Corp.
46 872
Velocity Financial, Inc.*
48 868
First Capital, Inc.
17 844
Ohio Valley Banc Corp.
19 833
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
FINANCIAL - 6.1% (continued)
Crawford & Co. — Class A
83 $ 828
Peoples Bancorp of North
Carolina, Inc.
21 822
CB Financial Services, Inc.
24 820
Kingstone Companies, Inc.
56 816
Seaport Entertainment Group,
Inc.*
38 816
First Internet Bancorp
40 815
Greene County Bancorp, Inc.
36 807
Eagle Financial Services, Inc.
23 805
MainStreet Bancshares, Inc.
36 799
OP Bancorp
60 798
Pioneer Bancorp, Inc.*
57 793
Oportun Financial Corp.*
171 788
AlTi Global, Inc.*
217 786
Eagle Bancorp Montana, Inc.
38 782
American Integrity Insurance
Group, Inc.
40 771
Security National Financial
Corp. — Class A*
78 739
BRT Apartments Corp.
a
55 734
Finwise Bancorp*
46 730
Braemar Hotels & Resorts,
Inc. REIT
301 710
Medallion Financial Corp.
83 710
BCB Bancorp, Inc.
79 709
Modiv Industrial, Inc. REIT
48 687
SR Bancorp, Inc.
40 675
ECB Bancorp, Inc.*
39 652
BV Financial, Inc.*
34 651
Ategrity Specialty Holdings
LLC*
32 633
SB Financial Group, Inc.
30 630
Westwood Holdings Group,
Inc.
38 626
Richmond Mutual BanCorp,
Inc.
46 624
Finward Bancorp
17 617
Douglas Elliman, Inc.*
374 613
Seven Hills Realty Trust REIT
74 608
ACRES Commercial Realty
Corp. REIT*
31 599
loanDepot, Inc. — Class A*
416 591
Riverview Bancorp, Inc.
104 572
Landmark Bancorp, Inc.
23 570
CoastalSouth Bancshares,
Inc.
23 566
CF Bankshares, Inc.
20 558
Silvercrest Asset Management
Group, Inc. — Class A
41 551
Maui Land & Pineapple
Company, Inc.*
35 539
RE/MAX Holdings,
Inc. — Class A*
93 536
Nexpoint Real Estate
Finance, Inc. REIT
39 525
Angel Oak Mortgage REIT,
Inc. REIT
63 518
Hanover Bancorp, Inc.
24 518
Sound Financial Bancorp, Inc.
11 481
Rithm Property Trust, Inc.
REIT
35 469
Union Bankshares, Inc.
19 462

RUSSELL 2000
®
2x STRATEGY FUND
March 31, 2026
36 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
FINANCIAL - 6.1% (continued)
NI Holdings, Inc.*
35 $ 451
Selectquote, Inc.*
701 441
Strawberry Fields REIT, Inc.
REIT
37 440
Chain Bridge Bancorp,
Inc. — Class A*
12 419
Sunrise Realty Trust, Inc.
REIT
52 399
Finance Of America
Companies, Inc. — Class
A*
23 382
Consumer Portfolio Services,
Inc.*
47 363
Rhinebeck Bancorp, Inc.*
23 355
Transcontinental Realty
Investors, Inc.*
10 349
Lument Finance Trust, Inc.
REIT
233 294
Patriot National Bancorp, Inc.*
224 289
SWK Holdings Corp.
16 272
Franklin Street Properties
Corp. REIT
387 257
Clipper Realty, Inc. REIT
71 214
Bakkt, Inc.*
,a
26 191
eHealth, Inc.*
147 190
Mobile Infrastructure Corp.*
73 164
Siebert Financial Corp.*
72 138
American Realty Investors,
Inc.*
7 108
Kestrel Group Ltd.*
9 97
Vroom, Inc.*
5 67
Logistic Properties Of The
Americas*
16 53
GoHealth, Inc. — Class A*
25 38
Total Financial 3,240,476
CONSUMER, NON-CYCLICAL - 6 .0%
Bridgebio Pharma, Inc.*
,a
778 57,774
Guardant Health, Inc.*
,a
604 55,791
Ensign Group, Inc.
275 55,413
Madrigal Pharmaceuticals,
Inc.*
84 43,972
Arrowhead Pharmaceuticals,
Inc.*
659 41,319
Praxis Precision Medicines,
Inc.*
127 40,918
Cytokinetics, Inc.*
590 38,887
Vaxcyte, Inc.*
,a
609 35,389
HealthEquity, Inc.*
413 34,514
Axsome Therapeutics, Inc.*
204 34,480
Krystal Biotech, Inc.*
,a
121 31,257
Protagonist Therapeutics,
Inc.*
285 30,039
Glaukos Corp.*
274 29,499
Alkermes plc*
795 28,111
BrightSpring Health Services,
Inc.*
632 26,930
Cogent Biosciences, Inc.*
690 26,558
PTC Therapeutics, Inc.*
386 26,298
Nuvalent, Inc. — Class A*
245 25,100
Terns Pharmaceuticals, Inc.*
470 24,778
Xenon Pharmaceuticals, Inc.*
423 24,597
Lantheus Holdings, Inc.*
,a
320 24,272
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
CONSUMER, NON-CYCLICAL - 6.0% (continued)
TG Therapeutics, Inc.*
712 $ 23,653
Kymera Therapeutics, Inc.*
280 23,321
Rhythm Pharmaceuticals,
Inc.*
259 22,525
Laureate Education,
Inc. — Class A*
623 21,705
Arcellx, Inc.*
188 21,586
Brink's Co.
204 21,141
Amicus Therapeutics, Inc.*
1,460 21,112
Option Care Health, Inc.*
783 21,078
CRISPR Therapeutics AG*
433 20,598
Scholar Rock Holding Corp.*
414 20,352
Merit Medical Systems, Inc.*
287 19,783
Celcuity, Inc.*
,a
172 19,632
CG oncology, Inc.*
290 19,627
Covista, Inc.*
167 19,247
Ligand Pharmaceuticals,
Inc. — Class B*
95 18,967
Mirum Pharmaceuticals,
Inc.*
,a
204 18,846
RadNet, Inc.*
335 18,723
IRhythm Holdings, Inc.*
158 18,647
Apogee Therapeutics, Inc.*
218 18,349
Indivior Pharmaceuticals, Inc.*
594 18,105
Stride, Inc.*
205 18,075
Crinetics Pharmaceuticals,
Inc.*
485 17,615
StoneCo Ltd. — Class A*
1,231 17,382
Spyre Therapeutics, Inc.*
342 17,251
LivaNova plc*
267 16,971
Graham Holdings
Co. — Class B
16 16,916
Cal-Maine Foods, Inc.
a
213 16,859
TransMedics Group, Inc.*
,a
165 16,403
Korn Ferry
257 16,178
Herc Holdings, Inc.
162 16,127
Brookdale Senior Living,
Inc. — Class A*
1,155 15,800
ICU Medical, Inc.*
120 15,498
Integer Holdings Corp.*
171 15,048
GPGI, Inc.
872 14,911
Dianthus Therapeutics, Inc.*
176 14,770
Erasca, Inc.*
885 14,319
Catalyst Pharmaceuticals,
Inc.*
575 14,237
Twist Bioscience Corp.*
,a
297 14,113
Prestige Consumer
Healthcare, Inc.*
,a
235 13,928
Supernus Pharmaceuticals,
Inc.*
268 13,853
Marzetti Co.
100 13,833
ACADIA Pharmaceuticals,
Inc.*
618 13,757
Tarsus Pharmaceuticals, Inc.*
195 13,679
WD-40 Co.
67 13,664
United Natural Foods, Inc.*
298 13,428
Denali Therapeutics, Inc.*
698 13,402
Ideaya Biosciences, Inc.*
,a
399 13,295
Remitly Global, Inc.*
844 13,225
Haemonetics Corp.*
,a
230 12,963
Arcutis Biotherapeutics, Inc.*
546 12,864
Veracyte, Inc.*
389 12,530

RUSSELL 2000
®
2x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 37
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
CONSUMER, NON-CYCLICAL - 6.0% (continued)
Concentra Group Holdings
Parent, Inc.
580 $ 12,441
Vera Therapeutics, Inc.*
,a
303 12,190
Travere Therapeutics, Inc.*
410 12,181
Liquidia Corp.*
,a
319 12,039
Privia Health Group, Inc.*
570 11,725
Perdoceo Education Corp.
314 11,684
10X Genomics, Inc. — Class
A*
,a
538 11,422
Andersons, Inc.
159 11,413
LeMaitre Vascular, Inc.
104 11,354
Dyne Therapeutics, Inc.*
626 11,349
Verra Mobility Corp.*
794 11,346
Beam Therapeutics, Inc.*
475 11,319
ABM Industries, Inc.
293 11,286
Oscar Health, Inc. — Class A*
981 11,252
ImmunityBio, Inc.*
1,446 11,091
Tango Therapeutics, Inc.*
528 11,046
GEO Group, Inc.*
653 10,977
Immunome, Inc.*
500 10,935
Huron Consulting Group, Inc.*
85 10,837
Chefs' Warehouse, Inc.*
,a
181 10,760
Vita Coco Company, Inc.*
223 10,684
BioCryst Pharmaceuticals,
Inc.*
1,109 10,558
Edgewise Therapeutics, Inc.*
331 10,427
Legence Corp. — Class A*
184 10,389
Celldex Therapeutics, Inc.*
,a
325 10,309
Adaptive Biotechnologies
Corp.*
742 10,299
ADMA Biologics, Inc.*
1,136 10,235
Neogen Corp.*
1,086 10,089
Alarm.com Holdings, Inc.*
233 10,063
National HealthCare Corp.
63 10,061
Immunovant, Inc.*
399 9,911
Syndax Pharmaceuticals,
Inc.*
423 9,881
CoreCivic, Inc.*
506 9,568
Agios Pharmaceuticals, Inc.*
280 9,472
Oruka Therapeutics, Inc.*
192 9,418
Strategic Education, Inc.
112 9,292
Amneal Pharmaceuticals,
Inc.*
747 9,285
GRAIL, Inc.*
,a
175 9,044
EVERTEC, Inc.
320 9,030
Pediatrix Medical Group, Inc.*
419 8,962
Definium Therapeutics, Inc.*
467 8,826
Aurinia Pharmaceuticals, Inc.*
589 8,729
Select Medical Holdings Corp.
534 8,699
Disc Medicine, Inc.*
135 8,632
Innoviva, Inc.*
367 8,551
Arcus Biosciences, Inc.*
391 8,446
Addus HomeCare Corp.*
90 8,429
Universal Technical Institute,
Inc.*
,a
229 8,267
Spectrum Brands Holdings,
Inc.
a
111 8,181
Interparfums, Inc.
90 8,176
Vericel Corp.*
,a
250 8,043
Day One Biopharmaceuticals,
Inc.*
367 7,869
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
CONSUMER, NON-CYCLICAL - 6.0% (continued)
Artivion, Inc.*
214 $ 7,837
CorVel Corp.*
143 7,815
Stoke Therapeutics, Inc.*
240 7,814
Soleno Therapeutics, Inc.*
232 7,767
Viridian Therapeutics, Inc.*
397 7,765
Nurix Therapeutics, Inc.*
498 7,719
Enliven Therapeutics, Inc.*
195 7,644
Turning Point Brands, Inc.
87 7,551
John Wiley & Sons,
Inc. — Class A
197 7,506
Ocular Therapeutix, Inc.*
880 7,454
Axogen, Inc.*
224 7,421
Alumis, Inc.*
336 7,402
Herbalife Ltd.*
502 7,389
Omnicell, Inc.*
219 7,310
Ardelyx, Inc.*
,a
1,203 7,206
Marqeta, Inc. — Class A*
1,757 7,169
UFP Technologies, Inc.*
37 7,163
ANI Pharmaceuticals, Inc.*
,a
93 7,152
Arlo Technologies, Inc.*
494 7,030
PACS Group, Inc.*
216 6,938
Recursion Pharmaceuticals,
Inc. — Class A*
,a
2,246 6,895
AtriCure, Inc.*
240 6,847
Relay Therapeutics, Inc.*
675 6,716
PROCEPT BioRobotics
Corp.*
268 6,703
Flywire Corp.*
575 6,693
Payoneer Global, Inc.*
1,384 6,685
CBIZ, Inc.*
245 6,578
Fresh Del Monte Produce,
Inc.
163 6,562
TIC Solutions, Inc.*
992 6,527
Healthcare Services Group,
Inc.*
350 6,493
Ingles Markets, Inc. — Class
A
72 6,472
Enovis Corp.*
284 6,461
Intellia Therapeutics, Inc.*
502 6,436
Kodiak Sciences, Inc.*
167 6,366
Tandem Diabetes Care, Inc.*
332 6,364
Alphatec Holdings, Inc.*
583 6,343
Progyny, Inc.*
373 6,334
Mineralys Therapeutics, Inc.*
232 6,285
Universal Corp.
119 6,271
Zymeworks, Inc.*
250 6,260
Amylyx Pharmaceuticals, Inc.*
441 6,130
GeneDx Holdings Corp.*
95 6,101
Harmony Biosciences
Holdings, Inc.*
217 6,078
Simply Good Foods Co.*
421 6,041
Deluxe Corp.
217 5,976
Novavax, Inc.*
734 5,975
Capricor Therapeutics, Inc.*
196 5,958
Lincoln Educational Services
Corp.*
145 5,899
ICF International, Inc.
90 5,876
J & J Snack Foods Corp.
74 5,866
Iovance Biotherapeutics, Inc.*
1,653 5,802
NPK International, Inc.*
397 5,753
PROG Holdings, Inc.
199 5,709

RUSSELL 2000
®
2x STRATEGY FUND
March 31, 2026
38 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
CONSUMER, NON-CYCLICAL - 6.0% (continued)
Cimpress plc*
77 $ 5,621
AdaptHealth Corp.*
472 5,617
US Physical Therapy, Inc.
74 5,547
QuidelOrtho Corp.*
,a
337 5,537
Harrow, Inc.*
,a
157 5,536
Phibro Animal Health
Corp. — Class A
100 5,531
Novocure Ltd.*
505 5,505
CONMED Corp.
155 5,481
Willdan Group, Inc.*
71 5,436
TriNet Group, Inc.
149 5,428
Trevi Therapeutics, Inc.*
451 5,380
LifeStance Health Group,
Inc.*
826 5,262
CRA International, Inc.
32 5,180
Collegium Pharmaceutical,
Inc.*
156 5,159
Nuvation Bio, Inc.*
1,198 5,139
AnaptysBio, Inc.*
92 5,102
Pennant Group, Inc.*
166 5,060
WaVe Life Sciences Ltd.*
685 4,966
Edgewell Personal Care Co.
230 4,908
Astrana Health, Inc.*
200 4,904
Teladoc Health, Inc.*
897 4,889
Monte Rosa Therapeutics,
Inc.*
297 4,886
Biohaven Ltd.*
576 4,873
Insperity, Inc.
179 4,840
Upbound Group, Inc.
268 4,837
American Public Education,
Inc.*
85 4,835
EyePoint, Inc.*
375 4,834
Taysha Gene Therapies, Inc.*
1,073 4,796
NeoGenomics, Inc.*
641 4,756
First Advantage Corp.*
404 4,751
Sezzle, Inc.*
75 4,747
Tyra Biosciences, Inc.*
123 4,711
Dole plc
329 4,701
Surgery Partners, Inc.*
394 4,696
Weis Markets, Inc.
a
68 4,651
Olema Pharmaceuticals, Inc.*
304 4,533
Pacira BioSciences, Inc.*
,a
200 4,520
Xeris Biopharma Holdings,
Inc.*
764 4,431
Rapport Therapeutics, Inc.*
141 4,412
Palvella Therapeutics, Inc.*
35 4,363
Xencor, Inc.*
359 4,330
Azenta, Inc.*
,a
203 4,289
CareDx, Inc.*
247 4,288
BrightView Holdings, Inc.*
363 4,280
Fortrea Holdings, Inc.*
454 4,277
MBX Biosciences, Inc.*
141 4,209
Quanex Building Products
Corp.
233 4,187
Geron Corp.*
2,761 4,114
National Beverage Corp.*
122 4,105
Coursera, Inc.*
705 4,103
Vir Biotechnology, Inc.*
454 4,068
Butterfly Network, Inc.*
979 3,955
Tootsie Roll Industries, Inc.
92 3,930
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
CONSUMER, NON-CYCLICAL - 6.0% (continued)
Matthews International
Corp. — Class A
152 $ 3,925
Corvus Pharmaceuticals, Inc.*
267 3,906
Maze Therapeutics, Inc.*
130 3,881
KalVista Pharmaceuticals,
Inc.*
192 3,865
iRadimed Corp.
40 3,850
Driven Brands Holdings, Inc.*
305 3,846
Savara, Inc.*
703 3,838
Guardian Pharmacy Services,
Inc. — Class A*
99 3,728
ORIC Pharmaceuticals, Inc.*
,a
293 3,712
Barrett Business Services,
Inc.
127 3,706
Cullinan Therapeutics, Inc.*
260 3,695
MannKind Corp.*
1,504 3,685
BioLife Solutions, Inc.*
193 3,682
ArriVent Biopharma, Inc.*
158 3,645
Clover Health Investments
Corp.*
2,059 3,624
Annexon, Inc.*
646 3,579
AMN Healthcare Services,
Inc.*
195 3,576
Enhabit, Inc.*
253 3,565
SELLAS Life Sciences Group,
Inc.*
842 3,562
Castle Biosciences, Inc.*
145 3,560
Vestis Corp.*
449 3,529
Mister Car Wash, Inc.*
506 3,527
Seneca Foods Corp. — Class
A*
23 3,476
Arbutus Biopharma Corp.*
772 3,474
Transcat, Inc.*
47 3,452
Amphastar Pharmaceuticals,
Inc.*
176 3,448
Compass Therapeutics, Inc.*
650 3,439
Grocery Outlet Holding Corp.*
483 3,405
UroGen Pharma Ltd.*
188 3,380
Carriage Services,
Inc. — Class A
72 3,288
Kura Oncology, Inc.*
403 3,276
Eton Pharmaceuticals, Inc.*
131 3,233
Integra LifeSciences Holdings
Corp.*
342 3,222
Legalzoom.com, Inc.*
565 3,204
Avanos Medical, Inc.*
228 3,194
John B Sanfilippo & Son, Inc.
40 3,173
SunOpta, Inc.*
488 3,162
STAAR Surgical Co.*
168 3,142
Theravance Biopharma, Inc.*
193 3,132
Bicara Therapeutics, Inc.*
156 3,103
Inhibrx Biosciences, Inc.*
46 3,093
Green Dot Corp. — Class A*
274 3,074
Omeros Corp.*
288 3,041
Mission Produce, Inc.*
216 2,972
Precigen, Inc.*
765 2,961
Utz Brands, Inc.
369 2,923
Arvinas, Inc.*
272 2,883
Tactile Systems Technology,
Inc.*
110 2,874
Ironwood Pharmaceuticals,
Inc. — Class A*
816 2,864

RUSSELL 2000
®
2x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 39
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
CONSUMER, NON-CYCLICAL - 6.0% (continued)
Janux Therapeutics, Inc.*
,a
201 $ 2,794
Esperion Therapeutics, Inc.*
1,018 2,789
Hertz Global Holdings, Inc.*
602 2,775
Ennis, Inc.
126 2,699
Mama's Creations, Inc.*
174 2,669
Kforce, Inc.
91 2,661
Embecta Corp.
298 2,634
Cytek Biosciences, Inc.*
600 2,622
Septerna, Inc.*
109 2,619
Zevra Therapeutics, Inc.*
277 2,582
Replimune Group, Inc.*
336 2,570
Sionna Therapeutics, Inc.*
,a
63 2,526
Cass Information Systems,
Inc.
57 2,509
Bright Minds Biosciences,
Inc.*
34 2,481
FTAI Infrastructure, Inc.
498 2,460
SI-BONE, Inc.*
194 2,450
Rigel Pharmaceuticals, Inc.*
90 2,434
Vital Farms, Inc.*
,a
172 2,429
MiMedx Group, Inc.*
603 2,382
LB Pharmaceuticals, Inc.*
96 2,367
Ceribell, Inc.*
127 2,328
Udemy, Inc.*
495 2,287
Orthofix Medical, Inc.*
198 2,271
AngioDynamics, Inc.*
198 2,251
ARS Pharmaceuticals, Inc.*
,a
280 2,248
Zenas Biopharma, Inc.*
,a
115 2,248
CorMedix, Inc.*
328 2,227
Calavo Growers, Inc.
86 2,218
Varex Imaging Corp.*
209 2,218
Monro, Inc.
138 2,214
Jade Biosciences, Inc.
156 2,192
Phathom Pharmaceuticals,
Inc.*
197 2,189
Anteris Technologies Global
Corp.*
389 2,159
Emergent BioSolutions, Inc.*
259 2,150
Bioventus, Inc. — Class A*
235 2,146
Solid Biosciences, Inc.*
298 2,146
BioAge Labs, Inc.*
121 2,116
OPKO Health, Inc.*
1,845 2,103
Myriad Genetics, Inc.*
464 2,088
Custom Truck One Source,
Inc.*
307 2,017
Tejon Ranch Co.*
107 2,016
REGENXBIO, Inc.*
239 2,003
Village Super Market,
Inc. — Class A
47 1,985
Altimmune, Inc.*
639 1,968
Vanda Pharmaceuticals, Inc.*
284 1,962
Sana Biotechnology, Inc.*
680 1,958
Kestra Medical Technologies
Ltd.*
98 1,953
Community Health Systems,
Inc.*
662 1,946
Beta Bionics, Inc.*
194 1,944
Pulse Biosciences, Inc.*
90 1,943
Prothena Corporation plc*
198 1,925
4D Molecular Therapeutics,
Inc.*
,a
205 1,909
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
CONSUMER, NON-CYCLICAL - 6.0% (continued)
B&G Foods, Inc.
a
393 $ 1,890
Allogene Therapeutics, Inc.*
773 1,886
Pacific Biosciences of
California, Inc.*
1,408 1,859
Atea Pharmaceuticals, Inc.*
343 1,845
MeiraGTx Holdings plc*
212 1,836
Aquestive Therapeutics, Inc.*
439 1,822
Aktis Oncology, Inc.*
,a
101 1,807
Entrada Therapeutics, Inc.*
143 1,805
Nature's Sunshine Products,
Inc.*
75 1,799
Lexeo Therapeutics, Inc.*
313 1,797
Akebia Therapeutics, Inc.*
1,275 1,772
Spire Global, Inc.*
140 1,761
Aclaris Therapeutics, Inc.*
463 1,736
Tectonic Therapeutic, Inc.*
56 1,731
Aveanna Healthcare
Holdings, Inc.*
268 1,726
Prime Medicine, Inc.*
494 1,719
Cerus Corp.*
942 1,714
MapLight Therapeutics, Inc.*
,a
84 1,708
Fulgent Genetics, Inc.*
107 1,701
Helen of Troy Ltd.*
117 1,687
Natural Grocers by Vitamin
Cottage, Inc.
65 1,680
Fulcrum Therapeutics, Inc.*
,a
218 1,672
Absci Corp.*
556 1,668
Hackett Group, Inc.
128 1,665
Viemed Healthcare, Inc.*
178 1,639
Personalis, Inc.*
256 1,631
NeuroPace, Inc.*
123 1,617
Keros Therapeutics, Inc.*
145 1,601
Maravai LifeSciences
Holdings, Inc. — Class A*
552 1,562
Rocket Pharmaceuticals, Inc.*
428 1,532
Target Hospitality Corp.*
164 1,522
XOMA Royalty Corp.*
48 1,506
Cross Country Healthcare,
Inc.*
160 1,504
Upstream Bio, Inc.*
166 1,494
Olaplex Holdings, Inc.*
716 1,453
Delcath Systems, Inc.*
154 1,429
Honest Company, Inc.*
476 1,399
ADC Therapeutics S.A.*
369 1,384
Puma Biotechnology, Inc.*
216 1,380
Cadiz, Inc.*
280 1,375
Kelly Services, Inc. — Class A
155 1,372
Strata Critical Medical, Inc.*
327 1,367
OrthoPediatrics Corp.*
86 1,365
ACCO Brands Corp.
446 1,338
Beyond Meat, Inc.*
1,904 1,336
MGP Ingredients, Inc.
72 1,324
Distribution Solutions Group,
Inc.*
50 1,312
Nathan's Famous, Inc.
13 1,310
Anavex Life Sciences Corp.*
426 1,308
Enanta Pharmaceuticals, Inc.*
103 1,301
Design Therapeutics, Inc.*
121 1,287
Alight, Inc. — Class A
2,200 1,282
Aura Biosciences, Inc.*
191 1,278

RUSSELL 2000
®
2x STRATEGY FUND
March 31, 2026
40 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
CONSUMER, NON-CYCLICAL - 6.0% (continued)
Perspective Therapeutics,
Inc.*
304 $ 1,268
Verastem, Inc.*
231 1,224
Ginkgo Bioworks Holdings,
Inc.*
198 1,214
ClearPoint Neuro, Inc.*
133 1,210
Evommune, Inc.*
51 1,173
Niagen Bioscience, Inc.*
266 1,173
OraSure Technologies, Inc.*
383 1,149
Limoneira Co.
85 1,141
Paysafe Ltd.*
166 1,130
Evolus, Inc.*
272 1,118
SIGA Technologies, Inc.
209 1,118
Alico, Inc.
27 1,114
National Research
Corp. — Class A
64 1,087
RxSight, Inc.*
176 1,084
Lumexa Imaging Holdings,
Inc.*
124 1,066
Editas Medicine, Inc.*
430 1,062
Rezolute, Inc.*
341 1,040
Repay Holdings Corp.*
397 1,032
Ardent Health, Inc.*
118 1,010
Neurogene, Inc.*
50 1,008
USCB Financial Holdings, Inc.
54 1,001
Abeona Therapeutics, Inc.*
223 999
Arcturus Therapeutics
Holdings, Inc.*
129 996
USANA Health Sciences, Inc.*
57 996
Utah Medical Products, Inc.
16 992
CapsoVision, Inc.*
136 991
Monopar Therapeutics, Inc.*
,a
18 986
Candel Therapeutics, Inc.*
,a
201 985
Quad/Graphics, Inc.
148 978
Larimar Therapeutics, Inc.*
216 972
KORU Medical Systems, Inc.*
217 937
Anika Therapeutics, Inc.*
64 928
Oncology Institute, Inc.*
301 924
Eledon Pharmaceuticals, Inc.*
299 921
Voyager Therapeutics, Inc.*
237 915
Coherus Oncology, Inc.*
541 914
DiaMedica Therapeutics, Inc.*
135 914
Sonida Senior Living, Inc.*
28 903
Franklin Covey Co.*
56 884
Accendra Health, Inc.*
385 878
European Wax Center,
Inc. — Class A*
149 861
Protara Therapeutics, Inc.*
165 860
Acacia Research Corp.*
174 837
Innovage Holding Corp.*
103 826
Organogenesis Holdings,
Inc.*
348 825
Electromed, Inc.*
35 819
OmniAb, Inc.*
511 802
Foghorn Therapeutics, Inc.*
167 798
Benitec Biopharma, Inc.*
74 788
Westrock Coffee Co.*
184 782
CVRx, Inc.*
82 776
Protalix BioTherapeutics, Inc.*
356 773
Acme United Corp.
17 763
Atrium Therapeutics, Inc.*
57 762
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
CONSUMER, NON-CYCLICAL - 6.0% (continued)
Alector, Inc.*
349 $ 750
LENZ Therapeutics, Inc.*
82 750
Inogen, Inc.*
121 748
Greenwich Lifesciences,
Inc.*
,a
31 745
Nano-X Imaging Ltd.*
328 745
Shoulder Innovations, Inc.*
51 741
Fennec Pharmaceuticals,
Inc.*
120 738
Information Services Group,
Inc.
180 691
Fate Therapeutics, Inc.*
555 666
Quanterix Corp.*
188 662
Chaince Digital Holdings, Inc.*
163 649
MediWound Ltd.*
39 628
Heron Therapeutics, Inc.*
780 624
SANUWAVE Health, Inc.*
36 622
Resources Connection, Inc.
166 619
Priority Technology Holdings,
Inc.*
127 599
TrueBlue, Inc.*
146 571
Medifast, Inc.*
55 560
Alta Equipment Group, Inc.
104 559
Quantum-Si, Inc.*
719 557
Stereotaxis, Inc.*
292 537
Tonix Pharmaceuticals
Holding Corp.*
39 536
Lifecore Biomedical, Inc.*
141 525
Beauty Health Co.*
583 519
Inhibikase Therapeutics,
Inc.*
,a
308 517
Cardiff Oncology, Inc.*
,a
316 512
Nuvectis Pharma, Inc.*
66 510
Lifeway Foods, Inc.*
26 503
agilon health, Inc.*
62 490
RCM Technologies, Inc.*
25 479
Aldeyra Therapeutics, Inc.*
277 468
Nkarta, Inc.*
216 456
CPI Card Group, Inc.*
30 435
Lucid Diagnostics, Inc.*
353 406
Joint Corp.*
44 389
Humacyte, Inc.*
,a
639 388
Korro Bio, Inc.*
34 385
HF Foods Group, Inc.*
205 379
MaxCyte, Inc.*
516 363
KinderCare Learning
Companies, Inc.*
161 354
aTyr Pharma, Inc.*
444 346
Outset Medical, Inc.*
90 346
Forrester Research, Inc.*
,a
58 328
Treace Medical Concepts,
Inc.*
243 326
SoundThinking, Inc.*
49 324
TriSalus Life Sciences, Inc.*
,a
81 324
Hain Celestial Group, Inc.*
462 322
Gyre Therapeutics, Inc.*
46 321
Emerald Holding, Inc.
71 320
Gossamer Bio, Inc.*
968 318
DocGo, Inc.*
465 293
Journey Medical Corp.*
62 291
Cartesian Therapeutics, Inc.*
47 289

RUSSELL 2000
®
2x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 41
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
CONSUMER, NON-CYCLICAL - 6.0% (continued)
LENSAR, Inc.*
48 $ 286
FitLife Brands, Inc.*
20 284
HireQuest, Inc.
28 279
Neuronetics, Inc.*
184 267
Sanara Medtech, Inc.*
15 258
Pulmonx Corp.*
195 252
Forafric Global plc*
26 251
BRC, Inc. — Class A*
316 245
TuHURA Biosciences, Inc.*
131 235
Lifevantage Corp.
a
54 233
Avita Medical, Inc.*
62 229
MarketWise, Inc.
11 206
Waldencast plc — Class A*
216 205
Accuray, Inc.*
517 201
Biote Corp. — Class A*
149 201
Zevia PBC — Class A*
161 188
AirSculpt Technologies, Inc.*
65 184
Ispire Technology, Inc.*
96 177
Atlantic International Corp.*
55 167
Alpha Teknova, Inc.*
55 159
SBC Medical Group Holdings,
Inc.*
,a
29 121
Myomo, Inc.*
166 112
Aardvark Therapeutics, Inc.*
29 109
Inmune Bio, Inc.*
85 96
Solesence, Inc.*
96 91
Actuate Therapeutics, Inc.*
30 82
Nektar Therapeutics*
1 72
Tvardi Therapeutics, Inc.*
17 54
Tevogen Bio Holdings, Inc.*
,a
2 9
Ligand Pharmaceuticals,
Inc.*
,b
23 —
Ligand Pharmaceuticals,
Inc.*
,b
23 —
Total Consumer, Non-cyclical 3,197,393
INDUSTRIAL - 5 .0%
Bloom Energy Corp. — Class
A*
1,072 145,245
Fabrinet*
177 92,309
Kratos Defense & Security
Solutions, Inc.*
887 62,542
Advanced Energy Industries,
Inc.
a
185 59,701
Sterling Infrastructure, Inc.*
146 59,461
Modine Manufacturing Co.*
,a
257 55,694
TTM Technologies, Inc.*
502 48,905
Dycom Industries, Inc.*
143 48,451
SPX Technologies, Inc.*
236 47,186
Chart Industries, Inc.*
222 45,899
Moog, Inc. — Class A
138 40,384
Watts Water Technologies,
Inc. — Class A
135 39,189
Primoris Services Corp.
a
265 37,906
Fluor Corp.*
790 36,854
Argan, Inc.
66 35,947
ESCO Technologies, Inc.
127 35,734
AeroVironment, Inc.*
,a
185 33,864
Sanmina Corp.*
260 33,706
Zurn Elkay Water Solutions
Corp.
737 33,047
JBT Marel Corp.
256 32,735
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
INDUSTRIAL - 5.0% (continued)
Terex Corp.
549 $ 32,446
Federal Signal Corp.
295 31,901
EnerSys
180 31,270
GATX Corp.
176 30,050
Applied Optoelectronics, Inc.*
324 27,407
Plexus Corp.*
130 26,330
UFP Industries, Inc.
285 26,254
Enpro, Inc.
104 26,068
Construction Partners,
Inc. — Class A*
233 25,891
Granite Construction, Inc.
215 25,774
Powell Industries, Inc.
47 25,431
Arcosa, Inc.
238 25,261
Matson, Inc.
151 24,755
Casella Waste Systems,
Inc. — Class A*
308 24,437
Joby Aviation, Inc.*
2,871 23,714
Atmus Filtration Technologies,
Inc.
404 22,935
Knife River Corp.*
280 22,862
Badger Meter, Inc.
147 22,395
Belden, Inc.
192 22,047
Mirion Technologies, Inc.*
,a
1,175 21,843
MYR Group, Inc.*
76 21,456
AAR Corp.*
194 21,235
Mueller Water Products,
Inc. — Class A
765 21,030
IES Holdings, Inc.*
44 20,965
Novanta, Inc.*
177 20,905
OSI Systems, Inc.*
,a
77 20,444
CSW Industrials, Inc.
78 20,325
Itron, Inc.*
,a
223 19,987
Mercury Systems, Inc.*
259 18,884
Frontdoor, Inc.*
356 18,818
AZZ, Inc.
146 18,269
Vicor Corp.*
113 18,193
Franklin Electric Company,
Inc.
190 17,512
Tutor Perini Corp.
221 17,059
Kadant, Inc.
58 16,956
Avient Corp.
457 16,589
Scorpio Tankers, Inc.
222 16,575
Exponent, Inc.
245 15,986
Cactus, Inc. — Class A
336 15,916
Archer Aviation, Inc. — Class
A*
2,983 15,422
Standex International Corp.
59 15,037
Materion Corp.
103 14,899
International Seaways, Inc.
200 14,576
Griffon Corp.
191 13,882
Boise Cascade Co.
a
182 13,805
Kennametal, Inc.
378 13,657
nLight, Inc.*
230 13,115
Trinity Industries, Inc.
400 12,872
Centuri Holdings, Inc.*
432 12,619
DHT Holdings, Inc.
650 11,876
RXO, Inc.*
808 11,813
Knowles Corp.*
424 10,888
Vishay Intertechnology, Inc.
602 10,836
ArcBest Corp.
110 10,820

RUSSELL 2000
®
2x STRATEGY FUND
March 31, 2026
42 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
INDUSTRIAL - 5.0% (continued)
Hub Group, Inc. — Class A
297 $ 10,704
Helios Technologies, Inc.
163 10,548
Astronics Corp.*
154 10,276
Bel Fuse, Inc. — Class B
51 10,097
Intuitive Machines, Inc.*
543 10,078
Atkore, Inc.
167 9,838
Benchmark Electronics, Inc.
173 9,698
Enerpac Tool Group Corp.
264 9,628
Amprius Technologies, Inc.*
564 9,509
DXP Enterprises, Inc.*
64 8,943
Xometry, Inc. — Class A*
,a
216 8,821
Teekay Tankers Ltd. — Class
A
119 8,725
CECO Environmental Corp.*
145 8,639
NuScale Power Corp.*
780 8,455
Alamo Group, Inc.
51 8,413
Werner Enterprises, Inc.
284 8,352
Ducommun, Inc.*
68 8,296
Thermon Group Holdings,
Inc.*
163 8,215
Worthington Enterprises, Inc.
156 8,134
Hillman Solutions Corp.*
971 8,079
O-I Glass, Inc.*
764 8,030
Greif, Inc. — Class A
118 7,914
Greenbrier Companies, Inc.
a
148 7,792
Ichor Holdings Ltd.*
167 7,784
American Superconductor
Corp.*
221 7,481
Enviri Corp.*
378 7,416
Albany International
Corp. — Class A
141 7,362
CTS Corp.
143 6,830
Proto Labs, Inc.*
117 6,671
Napco Security Technologies,
Inc.
169 6,657
Red Cat Holdings, Inc.*
,a
508 6,650
SFL Corporation Ltd.
594 6,409
Gorman-Rupp Co.
103 6,399
Dorian LPG Ltd.
182 6,224
World Kinect Corp.
a
269 6,206
Lindsay Corp.
51 6,073
Astec Industries, Inc.
112 6,030
Tennant Co.
89 5,910
Gibraltar Industries, Inc.*
148 5,901
Nordic American Tankers Ltd.
1,005 5,889
TriMas Corp.
159 5,714
Great Lakes Dredge & Dock
Corp.*
326 5,542
Tecnoglass, Inc.
124 5,524
Voyager Technologies,
Inc. — Class A*
235 5,497
Masterbrand, Inc.*
631 5,244
Energizer Holdings, Inc.
311 5,107
Ryerson Holding Corp.
223 5,013
Worthington Steel, Inc.
163 4,947
Evolv Technologies Holdings,
Inc.*
759 4,592
FLEX LNG Ltd.
153 4,546
Cadre Holdings, Inc.
145 4,449
Redwire Corp.*
520 4,420
Enovix Corp.*
840 4,351
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
INDUSTRIAL - 5.0% (continued)
Allient, Inc.
73 $ 4,314
Limbach Holdings, Inc.*
54 4,215
Graham Corp.*
53 4,183
LSB Industries, Inc.*
275 4,098
NANO Nuclear Energy, Inc.*
,a
199 4,076
Myers Industries, Inc.
189 4,003
Marten Transport Ltd.
298 3,913
Costamare, Inc.
226 3,819
NWPX Infrastructure, Inc.*
47 3,659
Apogee Enterprises, Inc.
108 3,622
Montrose Environmental
Group, Inc.*
165 3,612
Janus International Group,
Inc.*
692 3,564
National Presto Industries,
Inc.
26 3,564
Genco Shipping & Trading
Ltd.
157 3,540
PureCycle Technologies, Inc.*
662 3,436
Teekay Corp. Ltd.
266 3,248
Smith & Wesson Brands, Inc.
224 3,210
Insteel Industries, Inc.
95 3,193
Metallus, Inc.*
187 3,056
Firefly Aerospace, Inc.*
107 3,046
Kimball Electronics, Inc.*
124 2,938
American Woodmark Corp.*
73 2,908
Ardagh Metal Packaging S.A.
711 2,880
Sturm Ruger & Company, Inc.
70 2,806
Navigator Holdings Ltd.
141 2,726
Ardmore Shipping Corp.
176 2,684
Energy Recovery, Inc.*
257 2,588
Park Aerospace Corp.
93 2,546
LSI Industries, Inc.
136 2,530
Cardinal Infrastructure Group,
Inc. — Class A*
63 2,498
Beta Technologies,
Inc. — Class A*
163 2,396
Willis Lease Finance Corp.
14 2,384
Heartland Express, Inc.
225 2,340
Mesa Laboratories, Inc.
26 2,299
Eastman Kodak Co.*
240 2,172
Greif, Inc. — Class B
24 2,101
Orion Group Holdings, Inc.*
192 2,093
Columbus McKinnon Corp.
144 2,092
Covenant Logistics Group,
Inc. — Class A
76 2,063
CryoPort, Inc.*
249 2,062
Manitowoc Company, Inc.*
176 2,050
Bowman Consulting Group
Ltd.*
72 2,048
Power Solutions International,
Inc.*
33 2,009
Hyster-Yale, Inc.
60 1,951
York Space Systems, Inc.*
,a
87 1,929
Titan America S.A.
124 1,858
Himalaya Shipping Ltd.
137 1,822
Forward Air Corp.*
107 1,788
Kopin Corp.*
762 1,715
Aebi Schmidt Holding AG
172 1,670
Luxfer Holdings plc
136 1,656
NVE Corp.
25 1,638

RUSSELL 2000
®
2x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 43
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
INDUSTRIAL - 5.0% (continued)
Safe Bulkers, Inc.
255 $ 1,614
Richtech Robotics,
Inc. — Class B*
,a
761 1,591
L B Foster Co. — Class A*
52 1,451
Bel Fuse, Inc. — Class A
8 1,442
Standard BioTools, Inc.*
1,526 1,403
Mayville Engineering
Company, Inc.*
,a
73 1,310
Latham Group, Inc.*
229 1,230
TSS, Inc.*
93 1,210
Radiant Logistics, Inc.*
169 1,191
Eve Holding, Inc.*
476 1,180
Park-Ohio Holdings Corp.
49 1,178
Clearwater Paper Corp.*
81 1,165
Aspen Aerogels, Inc.*
338 1,156
Tredegar Corp.*
136 1,081
Pangaea Logistics Solutions
Ltd.
152 1,076
Lightbridge Corp.*
96 1,023
AerSale Corp.*
164 1,020
Pure Cycle Corp.*
101 1,016
Karat Packaging, Inc.
35 977
Core Molding Technologies,
Inc.*
43 963
Perma-Fix Environmental
Services, Inc.*
88 941
Mistras Group, Inc.*
62 916
Outdoor Holding Co.*
448 900
M-Tron Industries, Inc.*
,a
13 869
908 Devices, Inc.*
140 857
Ranpak Holdings Corp.*
239 853
Byrna Technologies, Inc.*
92 845
Concrete Pumping Holdings,
Inc.*
115 821
Proficient Auto Logistics, Inc.*
120 814
MicroVision, Inc.*
1,251 802
Gencor Industries, Inc.*
53 795
Sight Sciences, Inc.*
211 795
Palladyne AI Corp.*
130 789
Energy Services of America
Corp.
60 788
Turtle Beach Corp.*
76 771
Universal Logistics Holdings,
Inc.
34 719
Costamare Bulkers Holdings
Ltd.*
44 681
Eastern Co.
29 587
Omega Flex, Inc.
18 559
Ascent Industries Co.*
41 546
Pro-Dex, Inc.*
11 540
JELD-WEN Holding, Inc.*
434 538
Smith-Midland Corp.*
14 455
Arq, Inc.*
161 412
KULR Technology Group,
Inc.*
168 398
SKYX Platforms Corp.*
312 349
AirJoule Technologies Corp.*
110 276
Net Power, Inc.*
173 270
AIRO Group Holdings, Inc.*
35 266
PAMT CORP*
31 262
NL Industries, Inc.
43 251
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
INDUSTRIAL - 5.0% (continued)
Neonode, Inc.*
54 $ 76
Southland Holdings, Inc.*
54 70
Total Industrial 2,669,772
CONSUMER, CYCLICAL - 2 .5%
FirstCash Holdings, Inc.
194 36,472
Brinker International, Inc.*
213 30,410
Installed Building Products,
Inc.
114 30,227
Taylor Morrison Home
Corp. — Class A*
471 27,431
VSE Corp.
132 24,341
Boot Barn Holdings, Inc.*
151 22,100
Resideo Technologies, Inc.*
633 21,338
Meritage Homes Corp.
331 20,469
Champion Homes, Inc.*
274 20,377
Abercrombie & Fitch
Co. — Class A*
222 20,284
Urban Outfitters, Inc.*
320 20,272
Life Time Group Holdings,
Inc.*
741 19,963
Rush Enterprises,
Inc. — Class A
300 19,833
Tri Pointe Homes, Inc.*
416 19,440
Group 1 Automotive, Inc.
58 19,177
Kontoor Brands, Inc.
270 18,978
PriceSmart, Inc.
126 18,963
Dana, Inc.
555 18,676
Asbury Automotive Group,
Inc.*
95 18,564
Cavco Industries, Inc.*
38 18,403
Academy Sports & Outdoors,
Inc.
325 18,346
SkyWest, Inc.*
198 18,182
UniFirst Corp.
72 18,114
Patrick Industries, Inc.
161 17,882
Shake Shack, Inc. — Class A*
193 17,075
Signet Jewelers Ltd.
194 16,420
Victoria's Secret & Co.*
344 15,948
Garrett Motion, Inc.
871 15,826
Advance Auto Parts, Inc.
298 15,719
M/I Homes, Inc.*
128 15,674
KB Home
a
302 15,629
OPENLANE, Inc.*
523 15,245
Cinemark Holdings, Inc.
516 14,716
Polaris, Inc.
265 14,442
Dorman Products, Inc.*
137 14,297
LCI Industries
a
116 14,266
American Eagle Outfitters,
Inc.
793 13,243
Red Rock Resorts,
Inc. — Class A
243 12,966
Phinia, Inc.
189 12,935
Acushnet Holdings Corp.
135 12,620
Cheesecake Factory, Inc.
230 12,592
Visteon Corp.
136 12,391
Steven Madden Ltd.
354 12,008
Madison Square Garden
Entertainment Corp.*
197 11,605
HNI Corp.
345 11,520
Hilton Grand Vacations, Inc.*
,a
292 11,423
OneSpaWorld Holdings Ltd.
484 11,108

RUSSELL 2000
®
2x STRATEGY FUND
March 31, 2026
44 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
CONSUMER, CYCLICAL - 2.5% (continued)
Warby Parker, Inc. — Class
A*
488 $ 10,282
Capri Holdings Ltd.*
578 10,184
National Vision Holdings, Inc.*
387 10,023
Green Brick Partners, Inc.*
155 9,990
Rush Street Interactive, Inc.*
453 9,853
Atlanta Braves Holdings,
Inc. — Class C*
229 9,778
Lionsgate Studios Corp.*
978 9,379
Callaway Golf Co.*
656 9,105
Marriott Vacations Worldwide
Corp.
137 8,921
Goodyear Tire & Rubber Co.*
1,332 8,831
Blue Bird Corp.*
155 8,802
Super Group SGHC Ltd.
791 8,543
Six Flags Entertainment
Corp.*
477 8,467
IMAX Corp.*
220 8,362
Peloton Interactive,
Inc. — Class A*
1,881 8,069
Sonos, Inc.*
600 8,040
Buckle, Inc.
157 7,907
Central Garden & Pet
Co. — Class A*
243 7,878
Adient plc*
385 7,781
Interface, Inc. — Class A
288 7,177
Century Communities, Inc.
125 7,173
Kohl's Corp.
542 6,992
Sally Beauty Holdings, Inc.*
493 6,828
Dauch Corp.*
1,134 6,725
Brightstar Lottery plc
521 6,638
Leggett & Platt, Inc.
663 6,550
Wolverine World Wide, Inc.
400 6,528
JetBlue Airways Corp.*
,a
1,476 6,524
La-Z-Boy, Inc.
203 6,524
Winmark Corp.
15 6,413
Carter's, Inc.
177 6,330
Monarch Casino & Resort,
Inc.
64 6,118
Allegiant Travel Co. — Class
A*
72 5,835
XPEL, Inc.*
123 5,444
Papa John's International, Inc.
163 5,283
Sonic Automotive,
Inc. — Class A
75 5,143
G-III Apparel Group Ltd.
181 5,014
MillerKnoll, Inc.
345 4,989
Douglas Dynamics, Inc.
111 4,672
United Parks & Resorts, Inc.*
139 4,540
Alliance Laundry Holdings,
Inc.*
217 4,501
Sun Country Airlines
Holdings, Inc.*
261 4,312
Winnebago Industries, Inc.
a
139 4,308
Gentherm, Inc.*
148 4,111
LGI Homes, Inc.*
,a
102 4,032
Pursuit Attractions and
Hospitality, Inc.*
108 3,956
Gold.com, Inc.
97 3,888
ScanSource, Inc.*
106 3,848
Daktronics, Inc.*
195 3,812
Standard Motor Products, Inc.
108 3,752
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
CONSUMER, CYCLICAL - 2.5% (continued)
Global Business Travel Group
I*
649 $ 3,621
Fox Factory Holding Corp.*
214 3,522
PC Connection, Inc.
57 3,332
Lindblad Expeditions
Holdings, Inc.*
192 3,322
BJ's Restaurants, Inc.*
94 3,299
Ermenegildo Zegna N.V.
315 3,282
indie Semiconductor,
Inc. — Class A*
989 3,185
Cracker Barrel Old Country
Store, Inc.
a
113 3,176
First Watch Restaurant
Group, Inc.*
273 2,861
Rush Enterprises,
Inc. — Class B
44 2,831
Oxford Industries, Inc.
a
72 2,773
Accel Entertainment, Inc.*
254 2,771
Sweetgreen, Inc. — Class A*
528 2,740
Beazer Homes USA, Inc.*
142 2,732
Sabre Corp.*
1,850 2,683
Golden Entertainment, Inc.
100 2,669
Hovnanian Enterprises,
Inc. — Class A*
24 2,662
Ethan Allen Interiors, Inc.
118 2,627
MarineMax, Inc.*
97 2,625
Miller Industries, Inc.
56 2,551
Malibu Boats, Inc. — Class A*
96 2,488
Forestar Group, Inc.*
99 2,420
Cooper-Standard Holdings,
Inc.*
86 2,397
Build-A-Bear Workshop,
Inc. — Class A
63 2,359
Bloomin' Brands, Inc.
428 2,311
Global Industrial Co.
73 2,301
Kura Sushi USA, Inc. — Class
A*
32 2,233
Clean Energy Fuels Corp.*
899 2,230
Solid Power, Inc.*
739 2,217
AMC Entertainment Holdings,
Inc. — Class A*
2,220 2,176
BlueLinx Holdings, Inc.*
40 2,167
Dream Finders Homes,
Inc. — Class A*
154 2,144
Camping World Holdings,
Inc. — Class A
307 2,097
Marcus Corp.
121 2,078
Aeva Technologies, Inc.*
156 2,053
Arko Corp.
349 1,940
Movado Group, Inc.
78 1,905
El Pollo Loco Holdings, Inc.*
135 1,871
Nu Skin Enterprises,
Inc. — Class A
249 1,813
Dine Brands Global, Inc.
69 1,811
Wabash National Corp.
210 1,810
Titan Machinery, Inc.*
106 1,772
Caleres, Inc.
168 1,771
Arhaus, Inc.
261 1,770
Titan International, Inc.*
248 1,714
MasterCraft Boat Holdings,
Inc.*
83 1,702
Atlanta Braves Holdings,
Inc. — Class A*
34 1,603

RUSSELL 2000
®
2x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 45
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
CONSUMER, CYCLICAL - 2.5% (continued)
Central Garden & Pet Co.*
43 $ 1,581
Strattec Security Corp.*
20 1,567
Portillo's, Inc. — Class A*
288 1,524
Microvast Holdings, Inc.*
,a
1,015 1,523
ThredUp, Inc. — Class A*
464 1,522
Genesco, Inc.*
52 1,507
Dave & Buster's
Entertainment, Inc.*
139 1,505
Zumiez, Inc.*
66 1,463
Haverty Furniture Companies,
Inc.
69 1,461
Shoe Carnival, Inc.
93 1,450
Savers Value Village, Inc.*
194 1,443
Rocky Brands, Inc.
36 1,394
Krispy Kreme, Inc.
393 1,332
Xperi, Inc.*
228 1,277
Johnson Outdoors,
Inc. — Class A
27 1,256
Hudson Technologies, Inc.*
198 1,164
Hyliion Holdings Corp.*
661 1,163
EVgo, Inc.*
654 1,125
Petco Health & Wellness
Company, Inc.*
400 1,112
Black Rock Coffee Bar,
Inc. — Class A*
81 1,047
Citi Trends, Inc.*
24 1,040
Lovesac Co.*
69 1,019
Reservoir Media, Inc.*
104 1,018
Falcon's Beyond Global,
Inc. — Class A*
72 1,015
Weyco Group, Inc.
31 994
Frontier Group Holdings, Inc.*
281 992
Biglari Holdings, Inc. — Class
B*
3 989
RCI Hospitality Holdings, Inc.
42 958
Methode Electronics, Inc.
173 955
Designer Brands,
Inc. — Class A
a
164 933
Holley, Inc.*
304 933
Inspired Entertainment, Inc.*
127 906
JAKKS Pacific, Inc.
45 896
Escalade, Inc.
52 893
Flexsteel Industries, Inc.
19 854
Webtoon Entertainment, Inc.*
92 845
Xponential Fitness,
Inc. — Class A*
140 843
Jack in the Box, Inc.
87 841
Starz Entertainment Corp.*
65 748
Motorcar Parts of America,
Inc.*
67 741
Hamilton Beach Brands
Holding Co. — Class A
37 701
Barnes & Noble Education,
Inc.*
76 671
Bassett Furniture Industries,
Inc.
42 594
Superior Group of
Companies, Inc.
58 589
American Outdoor Brands,
Inc.*
63 588
Envela Corp.*
34 566
Funko, Inc. — Class A*
177 558
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
CONSUMER, CYCLICAL - 2.5% (continued)
OneWater Marine,
Inc. — Class A*
,a
57 $ 539
EVI Industries, Inc.
26 535
America's Car-Mart, Inc.*
38 484
J Jill, Inc.
37 424
Clarus Corp.
151 411
Lakeland Industries, Inc.
a
47 385
Bally's Corp.*
37 357
Virco Mfg. Corp.
a
56 343
Marine Products Corp.
45 327
Livewire Group, Inc.*
187 310
OPAL Fuels, Inc. — Class A*
108 272
Torrid Holdings, Inc.*
121 215
Sleep Number Corp.*
107 192
CompX International, Inc.
8 187
Faraday Future Intelligent
Electric, Inc.*
454 125
Traeger, Inc.*
3 87
Total Consumer, Cyclical 1,345,771
TECHNOLOGY - 2 .2%
IonQ, Inc.*
,a
1,681 48,463
Rambus, Inc.*
529 45,510
SiTime Corp.*
110 37,989
Planet Labs PBC*
,a
1,328 37,118
FormFactor, Inc.*
382 37,050
Semtech Corp.*
457 35,139
Silicon Laboratories, Inc.*
160 33,304
Clearwater Analytics
Holdings, Inc. — Class A*
1,368 32,353
DigitalOcean Holdings, Inc.*
,a
374 32,082
D-Wave Quantum, Inc.*
1,793 25,873
Rigetti Computing, Inc.*
1,587 22,281
ACI Worldwide, Inc.*
507 20,792
Clear Secure, Inc. — Class A
423 20,477
Fastly, Inc. — Class A*
699 20,313
Maximus, Inc.
a
267 17,115
Commvault Systems, Inc.*
217 16,902
Alignment Healthcare, Inc.*
958 16,880
Kulicke & Soffa Industries,
Inc.
253 16,627
Zeta Global Holdings
Corp. — Class A*
1,031 16,414
Box, Inc. — Class A*
689 16,288
NCR Atleos Corp.*
359 15,645
Diodes, Inc.*
228 15,563
Qualys, Inc.*
177 15,549
Workiva, Inc.*
250 14,908
Axcelis Technologies, Inc.*
154 14,334
Power Integrations, Inc.
271 13,875
Ultra Clean Holdings, Inc.*
,a
219 13,617
Impinj, Inc.*
131 13,454
Synaptics, Inc.*
,a
191 13,378
Waystar Holding Corp.*
547 13,188
Adeia, Inc.
540 12,976
SoundHound AI, Inc. — Class
A*
,a
1,852 12,723
Varonis Systems, Inc.*
558 11,980
Photronics, Inc.*
283 11,436
CSG Systems International,
Inc.
138 11,032

RUSSELL 2000
®
2x STRATEGY FUND
March 31, 2026
46 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
TECHNOLOGY - 2.2% (continued)
NetScout Systems, Inc.*
347 $ 11,031
SPS Commerce, Inc.*
189 10,522
Ambarella, Inc.*
202 10,398
Braze, Inc. — Class A*
424 10,011
Veeco Instruments, Inc.*
,a
292 9,887
ACM Research, Inc. — Class
A*
251 9,877
Tenable Holdings, Inc.*
582 9,845
Insight Enterprises, Inc.*
142 9,515
Agilysys, Inc.*
129 9,177
BlackLine, Inc.*
,a
244 9,028
Diebold Nixdorf, Inc.*
119 8,977
V2X, Inc.*
130 8,905
Pitney Bowes, Inc.
a
802 8,862
Navitas Semiconductor Corp.*
996 8,735
Digi International, Inc.*
181 8,724
Freshworks, Inc. — Class A*
1,016 8,158
LiveRamp Holdings, Inc.*
307 8,142
ASGN, Inc.*
207 8,013
BigBear.ai Holdings, Inc.*
2,155 7,586
Intapp, Inc.*
283 7,270
NextNav, Inc.*
449 7,193
Blackbaud, Inc.*
185 7,143
MaxLinear, Inc. — Class A*
400 6,956
Cohu, Inc.*
224 6,859
Quantum Computing, Inc.*
1,001 6,857
AvePoint, Inc.*
678 6,448
Donnelley Financial Solutions,
Inc.*
127 5,987
Innodata, Inc.*
155 5,986
Five9, Inc.*
390 5,916
GigaCloud Technology,
Inc. — Class A*
122 5,536
Alkami Technology, Inc.*
,a
348 5,453
Aehr Test Systems*
145 5,377
Progress Software Corp.*
,a
205 5,258
C3.ai, Inc. — Class A*
618 5,204
PDF Solutions, Inc.*
156 5,103
Genius Sports Ltd.*
1,087 4,815
SkyWater Technology, Inc.*
174 4,769
Ouster, Inc.*
259 4,758
Appian Corp. — Class A*
196 4,726
Penguin Solutions, Inc.*
,a
263 4,629
NCR Voyix Corp.*
691 4,374
Life360, Inc.*
102 4,164
Vertex, Inc. — Class A*
332 3,947
ACV Auctions, Inc. — Class
A*
834 3,536
Pagaya Technologies
Ltd. — Class A*
296 3,448
Schrodinger Incorporated/
United States*
287 3,260
Talkspace, Inc.*
628 3,250
Mitek Systems, Inc.*
227 3,065
Amplitude, Inc. — Class A*
444 3,028
Porch Group, Inc.*
411 2,947
Cantaloupe, Inc.*
271 2,930
Daily Journal Corp.*
6 2,894
SEMrush Holdings,
Inc. — Class A*
235 2,806
Asana, Inc. — Class A*
438 2,803
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
TECHNOLOGY - 2.2% (continued)
Alpha & Omega
Semiconductor Ltd.*
126 $ 2,792
Rezolve AI plc*
1,088 2,785
PagerDuty, Inc.*
430 2,670
PAR Technology Corp.*
199 2,653
Vishay Precision Group, Inc.*
61 2,649
Navan, Inc. — Class A*
,a
186 2,463
Bandwidth, Inc. — Class A*
137 2,441
I3 Verticals, Inc. — Class A*
,a
109 2,437
Phreesia, Inc.*
288 2,413
Nutex Health, Inc.*
,a
25 2,376
Arteris, Inc.*
144 2,367
Consensus Cloud Solutions,
Inc.*
99 2,350
HeartFlow, Inc.*
96 2,336
Ambiq Micro, Inc.*
89 2,261
CEVA, Inc.*
119 2,223
Omada Health, Inc.*
163 2,049
Red Violet, Inc.*
58 2,007
Yext, Inc.*
513 1,970
OneSpan, Inc.
184 1,938
Grid Dynamics Holdings, Inc.*
337 1,921
Rapid7, Inc.*
326 1,796
N-able, Inc.*
368 1,719
Blend Labs, Inc. — Class A*
980 1,666
McGraw Hill, Inc.*
119 1,630
Ibotta, Inc. — Class A*
,a
54 1,618
Climb Global Solutions, Inc.
80 1,586
ON24, Inc.*
191 1,547
PubMatic, Inc. — Class A*
188 1,538
Sprout Social, Inc. — Class A*
264 1,505
Digital Turbine, Inc.*
519 1,495
Weave Communications, Inc.*
297 1,372
IBEX Holdings Ltd.*
51 1,368
Evolent Health, Inc. — Class
A*
598 1,363
Corsair Gaming, Inc.*
238 1,321
Cerence, Inc.*
,a
205 1,294
3D Systems Corp.*
672 1,263
VTEX — Class A*
294 1,176
Telos Corp.*
280 1,173
8x8, Inc.*
665 1,104
Asure Software, Inc.*
126 1,084
Simulations Plus, Inc.*
85 1,005
Conduent, Inc.*
760 973
Commerce.com, Inc.*
335 894
Cricut, Inc. — Class A
235 879
EverCommerce, Inc.*
,a
75 857
Immersion Corp.
151 824
Rimini Street, Inc.*
249 817
Playtika Holding Corp.
287 798
Xerox Holdings Corp.
a
601 775
Via Transportation,
Inc. — Class A*
51 765
Viant Technology,
Inc. — Class A*
68 762
Vuzix Corp.*
327 755
TruBridge, Inc.*
51 747
eGain Corp.*
93 734
Unisys Corp.*
340 704

RUSSELL 2000
®
2x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 47
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
TECHNOLOGY - 2.2% (continued)
Richardson Electronics Ltd.
62 $ 679
Blaize Holdings, Inc.*
370 673
Whitefiber, Inc.*
54 643
Aeluma, Inc.*
49 641
Claritev Corp.*
,a
39 637
Atomera, Inc.*
,a
149 568
Kaltura, Inc.*
415 506
Domo, Inc. — Class B*
164 502
CS Disco, Inc.*
122 466
Health Catalyst, Inc.*
345 438
ReposiTrak, Inc.
a
57 433
Rackspace Technology, Inc.*
426 417
Digimarc Corp.*
,a
80 393
Carlsmed, Inc.*
34 308
CSP, Inc.
35 303
WM Technology, Inc.*
445 293
Silvaco Group, Inc.*
,a
39 276
Expensify, Inc. — Class A*
305 265
TTEC Holdings, Inc.*
101 253
Airship AI Holdings, Inc.*
102 231
Definitive Healthcare Corp.*
181 223
Playstudios, Inc.*
450 211
Teads Holding Co.*
184 121
Skillsoft Corp.*
,a
23 99
Meridian Holdings, Inc.*
6 43
Zspace, Inc.*
11 1
Total Technology 1,194,347
ENERGY - 1 .8%
Nextpower, Inc. — Class A*
715 86,193
SM Energy Co.
1,222 38,102
Noble Corporation plc
619 30,374
Transocean Ltd.*
4,554 30,193
Valaris Ltd.*
306 30,000
Archrock, Inc.
836 29,093
Magnolia Oil & Gas
Corp. — Class A
887 28,003
Murphy Oil Corp.
a
663 27,349
Core Natural Resources, Inc.
250 26,183
CNX Resources Corp.*
,a
675 26,021
Golar LNG Ltd.
479 25,919
California Resources Corp.
a
359 24,850
Kodiak Gas Services, Inc.
409 23,853
Warrior Met Coal, Inc.
256 23,846
Liberty Energy, Inc. — Class A
774 22,291
Tidewater, Inc.*
,a
241 20,136
Peabody Energy Corp.
a
600 19,770
PBF Energy, Inc. — Class A
411 19,572
Patterson-UTI Energy, Inc.
1,701 18,422
Helmerich & Payne, Inc.
480 17,294
Crescent Energy Co. — Class
A
1,262 17,037
Oceaneering International,
Inc.*
479 16,990
Gulfport Energy Corp.*
78 16,502
Par Pacific Holdings, Inc.*
,a
242 15,159
Sunrun, Inc.*
1,111 15,065
Plug Power, Inc.*
6,491 14,670
Seadrill Ltd.*
312 14,196
Northern Oil & Gas, Inc.
a
471 13,767
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
ENERGY - 1.8% (continued)
Delek US Holdings, Inc.
289 $ 13,025
Solaris Energy Infrastructure,
Inc. — Class A
227 12,828
Alpha Metallurgical
Resources, Inc.*
57 11,700
DNOW, Inc.*
911 10,850
Kinetik Holdings, Inc. — Class
A
220 10,650
Sable Offshore Corp.*
610 10,077
Talos Energy, Inc.*
614 9,677
Comstock Resources, Inc.*
368 7,757
Borr Drilling Ltd.
1,322 7,628
Eos Energy Enterprises, Inc.*
1,534 7,609
Select Water Solutions,
Inc. — Class A
476 7,283
Expro Group Holdings N.V.*
402 6,999
ProPetro Holding Corp.*
481 6,931
Helix Energy Solutions Group,
Inc.*
682 6,745
National Energy Services
Reunited Corp.*
311 6,677
NextDecade Corp.*
859 6,580
Bristow Group, Inc.
139 6,518
REX American Resources
Corp.*
143 6,517
Kosmos Energy Ltd.*
2,325 6,464
Nabors Industries Ltd.*
69 5,938
Shoals Technologies Group,
Inc. — Class A*
835 5,494
Array Technologies, Inc.*
754 5,451
Green Plains, Inc.*
328 5,396
TETRA Technologies, Inc.*
623 5,308
CVR Energy, Inc.*
152 5,115
Atlas Energy Solutions, Inc.
380 4,986
Diversified Energy Co.
280 4,883
Innovex International, Inc.*
198 4,829
T1 Energy, Inc.*
997 4,377
Fluence Energy, Inc.*
317 4,362
Core Laboratories, Inc.
240 4,030
Excelerate Energy,
Inc. — Class A
117 3,910
BKV Corp.*
124 3,536
VAALCO Energy, Inc.
528 3,348
RPC, Inc.
456 3,228
Gevo, Inc.*
1,180 3,221
Oil States International, Inc.*
276 3,213
Ramaco Resources,
Inc. — Class A*
206 3,185
Forum Energy Technologies,
Inc.*
51 2,992
SunCoke Energy, Inc.
433 2,819
Vitesse Energy, Inc.
150 2,724
Hallador Energy Co.*
158 2,572
SandRidge Energy, Inc.
155 2,528
ASP Isotopes, Inc.*
557 2,462
Riley Exploration Permian,
Inc.
67 2,442
Natural Gas Services Group,
Inc.
52 1,962
Flowco Holdings,
Inc. — Class A
94 1,936
W&T Offshore, Inc.
506 1,725

RUSSELL 2000
®
2x STRATEGY FUND
March 31, 2026
48 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
ENERGY - 1.8% (continued)
Granite Ridge Resources, Inc.
276 $ 1,620
Matrix Service Co.*
136 1,561
Ranger Energy Services,
Inc. — Class A
87 1,491
Infinity Natural Resources,
Inc. — Class A*
75 1,321
Summit Midstream Corp.*
42 1,270
Flotek Industries, Inc.*
73 1,239
NACCO Industries,
Inc. — Class A
20 1,039
Kolibri Global Energy, Inc.*
151 829
SEACOR Marine Holdings,
Inc.*
105 752
Evolution Petroleum Corp.
159 728
HighPeak Energy, Inc.
93 642
Epsilon Energy Ltd.
98 604
DMC Global, Inc.*
99 516
New Fortress Energy, Inc.*
863 509
FutureFuel Corp.
128 493
PrimeEnergy Resources
Corp.*
2 466
Montauk Renewables, Inc.*
343 394
ProFrac Holding
Corp. — Class A*
63 391
SunPower, Inc.*
307 390
Mammoth Energy Services,
Inc.*
124 304
Prairie Operating Co.*
110 223
Empire Petroleum Corp.*
75 222
NextNRG, Inc.*
89 36
Verde Clean Fuels, Inc.*
21 35
Total Energy 978,412
COMMUNICATIONS - 1 .3%
EchoStar Corp. — Class A*
665 77,852
Credo Technology Group
Holding Ltd.*
792 74,345
InterDigital, Inc.
127 38,354
Viavi Solutions, Inc.*
,a
1,130 37,606
Lumen Technologies, Inc.*
4,676 32,498
Applied Digital Corp.*
,a
1,165 27,657
Viasat, Inc.*
596 27,297
Hims & Hers Health, Inc.*
1,005 20,864
Telephone and Data Systems,
Inc.
488 20,545
Vistance Networks, Inc.*
1,079 19,638
Globalstar, Inc.*
249 16,539
Sphere Entertainment Co.*
,a
133 15,614
Q2 Holdings, Inc.*
309 14,616
Calix, Inc.*
298 14,599
Cargurus, Inc.*
387 13,177
Extreme Networks, Inc.*
656 9,892
ePlus, Inc.
131 9,858
Magnite, Inc.*
695 8,257
A10 Networks, Inc.
a
352 8,138
Ziff Davis, Inc.*
192 8,056
Yelp, Inc. — Class A*
289 7,150
Uniti Group, Inc.*
729 6,838
Upwork, Inc.*
611 6,697
Figs, Inc. — Class A*
451 6,661
TripAdvisor, Inc.*
568 6,055
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
COMMUNICATIONS - 1.3% (continued)
Liberty Latin America
Ltd. — Class C*
640 $ 5,645
USA TODAY Company, Inc.*
719 5,069
Harmonic, Inc.*
545 4,894
ADTRAN Holdings, Inc.*
,a
379 4,768
Revolve Group, Inc.*
207 4,680
RealReal, Inc.*
486 4,413
Cogent Communications
Holdings, Inc.
230 4,333
IDT Corp. — Class B
83 4,075
Scholastic Corp.
103 4,023
Shenandoah
Telecommunications Co.
259 3,994
Liquidity Services, Inc.*
119 3,638
BlackSky Technology, Inc.*
,a
143 3,598
Stagwell, Inc.*
555 3,491
Sprinklr, Inc. — Class A*
562 3,372
QuinStreet, Inc.*
277 3,327
Preformed Line Products Co.
12 3,249
NETGEAR, Inc.*
141 3,079
Rumble, Inc.*
539 2,749
Serve Robotics, Inc.*
,a
310 2,616
HealthStream, Inc.
125 2,589
Sinclair, Inc.
197 2,549
Cable One, Inc.*
26 2,371
Anterix, Inc.*
57 2,177
Cars.com, Inc.*
267 2,168
EverQuote, Inc. — Class A*
140 2,159
Shutterstock, Inc.
122 2,026
Powerfleet Incorporated NJ*
634 1,953
Gray Media, Inc.
448 1,944
Satellogic, Inc. — Class A*
352 1,915
Ooma, Inc.*
129 1,877
Grindr, Inc.*
154 1,862
Stitch Fix, Inc. — Class A*
541 1,791
iHeartMedia, Inc. — Class A*
608 1,775
Optimum Communications,
Inc. — Class A*
1,333 1,733
Clearfield, Inc.*
60 1,588
MediaAlpha, Inc. — Class A*
170 1,581
Groupon, Inc.*
128 1,523
Nextdoor Holdings, Inc.*
1,080 1,512
Frequency Electronics, Inc.*
34 1,505
Gogo, Inc.*
349 1,403
ATN International, Inc.
51 1,388
Aviat Networks, Inc.*
59 1,334
fuboTV, Inc. — Class A*
,a
141 1,334
Bed Bath & Beyond, Inc.*
281 1,304
Boston Omaha Corp. — Class
A*
111 1,296
Liberty Latin America
Ltd. — Class A*
149 1,287
Newsmax, Inc.*
236 1,232
Angi, Inc.*
179 1,226
Bumble, Inc. — Class A*
371 1,209
EW Scripps Co. — Class A*
321 1,194
Spok Holdings, Inc.
104 1,134
AMC Networks, Inc. — Class
A*
165 1,120
BK Technologies Corp.*
14 1,045
Ribbon Communications, Inc.*
478 1,013

RUSSELL 2000
®
2x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 49
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
COMMUNICATIONS - 1.3% (continued)
National CineMedia, Inc.
327 $ 997
Nexxen International Ltd.*
152 991
Backblaze, Inc. — Class A*
273 942
Entravision Communications
Corp. — Class A
317 942
Phoenix Education Partners,
Inc.
25 787
Inseego Corp.*
63 701
LifeMD, Inc.*
188 679
Open Lending Corp. — Class
A*
523 654
ZipRecruiter, Inc. — Class A*
334 615
Tucows, Inc. — Class A*
34 583
TechTarget, Inc.*
135 524
Thryv Holdings, Inc.*
190 521
Lands' End, Inc.*
45 506
OptimizeRx Corp.*
80 502
CuriosityStream, Inc.
163 482
Crexendo, Inc.*
74 457
Getty Images Holdings, Inc.*
561 445
Advantage Solutions, Inc.*
,a
19 402
1-800-Flowers.com,
Inc. — Class A*
112 340
Gambling.com Group Ltd.*
84 326
BARK, Inc.*
544 276
AudioEye, Inc.*
41 261
Gaia, Inc.*
87 241
Nerdy, Inc.*
295 241
Travelzoo*
32 189
Arena Group Holdings, Inc.*
66 143
Value Line, Inc.
4 141
Vivid Seats, Inc. — Class A*
,a
16 95
Total Communications 674,916
BASIC MATERIALS - 1 .2%
Coeur Mining, Inc.*
5,000 93,850
Hecla Mining Co.
3,117 58,070
Commercial Metals Co.
546 33,541
Uranium Energy Corp.*
2,340 31,590
SSR Mining, Inc.*
998 29,341
Balchem Corp.
161 27,286
Energy Fuels, Inc.*
1,135 20,714
Cabot Corp.
a
256 19,279
Sensient Technologies Corp.
207 17,893
Perimeter Solutions, Inc.*
691 16,874
HB Fuller Co.
272 16,777
Constellium SE*
682 16,764
Century Aluminum Co.*
279 16,374
Chemours Co.
738 16,258
Hawkins, Inc.
97 14,899
Centrus Energy
Corp. — Class A*
,a
83 14,408
USA Rare Earth, Inc.*
903 13,667
Ingevity Corp.*
176 12,536
Novagold Resources, Inc.*
1,378 12,374
Calumet, Inc.*
343 12,314
Perpetua Resources Corp.*
422 11,867
Minerals Technologies, Inc.
157 11,134
Rogers Corp.*
90 9,660
Kaiser Aluminum Corp.
80 9,641
Innospec, Inc.
123 8,981
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
BASIC MATERIALS - 1.2% (continued)
Quaker Chemical Corp.
a
68 $ 8,448
Ecovyst, Inc.*
551 7,086
United States Lime &
Minerals, Inc.
53 6,922
Sylvamo Corp.
163 6,885
Ivanhoe Electric Incorporated
/ US*
529 6,253
Tronox Holdings plc — Class
A
610 5,960
Stepan Co.
110 5,498
US Antimony Corp.*
583 5,090
Koppers Holdings, Inc.
98 3,791
Rayonier Advanced Materials,
Inc.*
329 3,642
Compass Minerals
International, Inc.*
154 3,596
Oil-Dri Corporation of America
51 3,320
AdvanSix, Inc.
134 3,270
Ferroglobe plc
610 2,513
Mativ Holdings, Inc.
276 2,401
NioCorp Developments Ltd.*
532 2,373
Intrepid Potash, Inc.*
55 2,352
Critical Metals Corp.*
286 2,271
Dakota Gold Corp.*
439 2,217
Idaho Strategic Resources,
Inc.*
64 2,056
Contango Silver & Gold Inc*
103 1,931
Caledonia Mining Corporation
plc
84 1,898
Orion S.A.
283 1,839
Encore Energy Corp.*
939 1,690
Magnera Corp.*
159 1,512
American Battery Technology
Co.*
414 1,155
Vox Royalty Corp.
205 1,074
US Gold Corp.*
56 851
Kronos Worldwide, Inc.
111 729
Codexis, Inc.*
417 680
Friedman Industries, Inc.
34 602
Lifezone Metals Ltd.*
142 477
American Vanguard Corp.*
133 331
Valhi, Inc.
12 172
US Goldmining, Inc.*
8 93
Trinseo plc
174 18
Total Basic Materials 647,088
UTILITIES - 0 .8%
Ormat Technologies, Inc.
299 33,464
Oklo, Inc.*
598 29,655
Portland General Electric Co.
558 29,446
Southwest Gas Holdings, Inc.
337 29,285
TXNM Energy, Inc.
a
493 28,821
New Jersey Resources Corp.
495 27,185
Spire, Inc.
286 25,894
Black Hills Corp.
365 25,335
ONE Gas, Inc.
294 25,322
Brookfield Infrastructure
Corp. — Class A
591 23,356
Northwestern Energy Group,
Inc.
302 19,914
Otter Tail Corp.
189 16,588
Avista Corp.
399 16,016

RUSSELL 2000
®
2x STRATEGY FUND
March 31, 2026
50 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 26.9% (continued)
UTILITIES - 0.8% (continued)
Chesapeake Utilities Corp.
116 $ 14,659
American States Water Co.
192 14,519
MGE Energy, Inc.
183 14,144
California Water Service
Group
297 13,466
Hawaiian Electric Industries,
Inc.*
802 11,902
Northwest Natural Holding
Co.
206 10,963
H2O America
a
162 9,505
Middlesex Water Co.
91 4,737
Unitil Corp.
82 4,284
Ameresco, Inc. — Class A*
164 4,182
Consolidated Water Company
Ltd.
77 2,550
York Water Co.
73 2,223
Genie Energy Ltd. — Class B
108 1,527
RGC Resources, Inc.
42 926
Global Water Resources, Inc.
63 478
Total Utilities 440,346
GOVERNMENT - 0 .0%
Banco Latinoamericano
de Comercio Exterior
S.A. — Class E
140 7,151
Total Common Stocks
(Cost $9,996,625) 14,395,672
RIGHTS - 0 .0%
INDUSTRIAL - 0 .0%
M-Tron Industries, Inc.* 13 27
CONSUMER, NON-CYCLICAL - 0 .0%
Akero Therapeutics, Inc.*
,b
356 —
Assertio Holdings, Inc.*
,b
262 —
Cartesian Therapeutics, Inc.*
,b
525 —
GTX, Inc. Contingent Rights*
,b
2 —
Sanofi S.A.
Expiring 06/30/32*
,b
160 —
Tobira Therapeutics, Inc.*
,b
80 —
Total Consumer, Non-cyclical —
Total Rights
(Cost $106) 27
EXCHANGE-TRADED FUNDS
c
- 1 .1%
Vanguard Russell 2000 ETF
2,883 288,790
iShares Russell 2000 Index
ETF
1,164 288,672
Total Exchange-Traded Funds
(Cost $509,845) 577,462
A
A
A SHARES VALUE
MONEY MARKET FUNDS
c
- 5 .3%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
d,e
2,838,028 $ 2,838,028
Total Money Market Funds
(Cost $2,838,028) 2,838,028
SECURITIES LENDING COLLATERAL - 0 .1%
MONEY MARKET FUND - 0 .1%
Dreyfus Treasury Obligations
Cash Management Fund —
Institutional Shares, 3.54%
d
64,393 64,393
Total Securities Lending Collateral
(Cost $64,393) 64,393
FACE
AMOUNT
U.S. TREASURY BILLS - 37 .2%
U.S. Treasury Bills
3.64% due 04/02/26
f
$ 8,000,000 7,999,195
3.65% due 04/14/26
f
5,000,000 4,993,453
3.64% due 06/18/26
f
5,000,000 4,961,033
3.62% due 05/21/26
e,f
2,000,000 1,989,922
Total U.S. Treasury Bills
(Cost $19,943,567) 19,943,603
FEDERAL AGENCY DISCOUNT NOTES - 9 .3%
Federal Home Loan Bank
3.65% due 04/23/26
f
5,000,000 4,988,878
Total Federal Agency Discount Notes
(Cost $4,988,878) 4,988,878
REPURCHASE AGREEMENTS
g
- 8 .2%
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 2,848,354 2,848,354
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 1,524,237 1,524,237
Total Repurchase Agreements
(Cost $4,372,591) 4,372,591
Total Investments - 88.1%
(Cost $42,714,033) $ 47,180,654
Other Assets & Liabilities, net - 11.9% 6,397,868
Total Net Assets - 100.0% $ 53,578,522
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 7 .
b
Value determined based on Level 3 inputs — See Note 4 .
c
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
d
Rate indicated is the 7-day yield as of March 31, 2026.
e
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
f
Rate indicated is the effective yield at the time of purchase.
g
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company

RUSSELL 2000
®
2x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 51
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
See Sector Classification in Other Information section.
plc — Public Limited Company
REIT — Real Estate Investment Trust
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Equity Futures Contracts Purchased
Russell 2000 Index Mini Futures Contracts 223 Jun 2026 $ 28,005,455 $ (57,797)
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
OTC Equity Index Swap Agreements
Barclays Bank
plc
Russell 2000
Index Pay
4.43% (SOFR +
0.75%) At Maturity 06/16/26 5,506 $ 13,745,239 $ (180,960)
Goldman Sachs
International
Russell 2000
Index Pay
4.34% (Federal
Funds Rate +
0.70%) At Maturity 06/15/26 8,835 22,056,383 (207,734)
BNP Paribas
Russell 2000
Index Pay
4.19% (Federal
Funds Rate +
0.55%) At Maturity 06/10/26 11,312 28,240,089 (456,887)
$ 64,041,711 $ (845,581)
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 14,395,672 $ — $ — $ 14,395,672
Rights 27 — —
a
27
Exchange-Traded Funds 577,462 — — 577,462
Money Market Funds 2,838,028 — — 2,838,028
Securities Lending Collateral 64,393 — — 64,393
U.S. Treasury Bills — 19,943,603 — 19,943,603
Federal Agency Discount Notes — 4,988,878 — 4,988,878
Repurchase Agreements — 4,372,591 — 4,372,591
Total Assets $ 17,875,582 $ 29,305,072 $ — $ 47,180,654
– – – –

RUSSELL 2000
®
2x STRATEGY FUND
March 31, 2026
52 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(concluded)
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Futures Contracts
b
$ 57,797 $ — $ — $ 57,797
Equity Index Swap Agreements
b
— 845,581 — 845,581
Total Liabilities $ 57,797 $ 845,581 $ — $ 903,378
a
Securities with a market value of $0.
b
Reported as unrealized appreciation/depreciation at period end.

RUSSELL 2000
®
2x STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 53
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value - including $1,254,880 of securities loaned (cost $38,341,442) $ 42,808,063
Repurchase agreements, at value (cost $4,372,591) 4,372,591
Segregated cash due from broker 7,964,225
Receivables:
Variation margin on futures contracts 939,391
Fund shares sold 295,438
Dividends 12,278
Interest 8,987
Investments sold 2,029
Securities lending income 644
Foreign tax reclaims 9
Total assets 56,403,655
LIABILITIES:
Unrealized depreciation on OTC swap agreements 845,581
Due to custodian 508,800
Payable for:
Fund shares redeemed 1,286,175
Return of securities lending collateral 64,393
Investment advisory fees 35,983
Transfer agent fees 20,254
Distribution and service fees 11,405
Fund accounting 7,122
Investments purchased 1,862
Trustees’ fees and expenses* 1,763
Other liabilities 41,795
Total liabilities
2,825,133
NET ASSETS $ 53,578,522
NET ASSETS CONSIST OF:
Paid-in capital $ 67,298,945
Total distributable earnings (loss) (13,720,423)
Net assets $ 53,578,522
Class A:
Net assets $ 2,764,301
Capital shares outstanding 15,664
Net asset value per share $ 176 .47
Maximum offering price per share (Net asset value divided by 95.25%) $ 185 .27
Class C:
Net assets $ 252,579
Capital shares outstanding 1,703
Net asset value per share $ 148 .29
Class H:
Net assets $ 50,561,642
Capital shares outstanding 289,898
Net asset value per share $ 174 .41
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

RUSSELL 2000
®
2x STRATEGY FUND
54 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $374)
$ 179,913
Interest
1,317,516
Income from securities lending, net 4,702
Total investment income 1,502,131
EXPENSES:
Investment advisory fees 422,700
Distribution and service fees:
Class A 6,747
Class C 2,423
Class H 110,067
Transfer agent fees:
Class A 5,543
Class C 492
Class H 92,600
Registration and filing fees 75,884
Fund accounting fees 67,000
Interest expense 57,851
Administration fees 24,778
Professional fees 14,824
Custodian fees 8,904
Trustees’ fees and expenses* 6,012
Miscellaneous 28,631
Total expenses 924,456
Less:
Expenses reimbursed by Adviser (46,965)
Net expenses 877,491
Net investment income 624,640
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 670,377
Swap agreements 7,447,407
Futures contracts 2,563,785
Net realized gain 10,681,569
Net change in unrealized appreciation (depreciation) on:
Investments 2,340,736
Swap agreements 946,902
Futures contracts 130,587
Net change in unrealized appreciation (depreciation) 3,418,225
Net realized and unrealized gain 14,099,794
Net increase in net assets resulting from operations $ 14,724,434
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

RUSSELL 2000
®
2x STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 55
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 624,640 $ 968,804
Net realized gain (loss) on investments 10,681,569 (5,451,361)
Net change in unrealized appreciation (depreciation) on investments 3,418,225 (4,822,461)
Net increase (decrease) in net assets resulting from operations 14,724,434 (9,305,018)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (94,084) (82,758)
Class C (10,842) (7,395)
Class H (870,760) (974,538)
Total distributions to shareholders (975,686) (1,064,691)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 2,948,404 3,968,881
Class C 348,607 496,893
Class H 552,401,660 711,284,119
Distributions reinvested
Class A 93,049 82,001
Class C 9,739 6,588
Class H 863,745 969,470
Cost of shares redeemed
Class A (3,557,464) (3,846,587)
Class C (344,311) (590,653)
Class H (555,673,820) (710,016,218)
Capital contribution from administrator
Class H 10,858 —
Net increase (decrease) from capital share transactions (2,899,533) 2,354,494
Net increase (decrease) in net assets 10,849,215 (8,015,215)
NET ASSETS:
Beginning of year 42,729,307 50,744,522
End of year $ 53,578,522 $ 42,729,307
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 18,759 24,188
Class C 2,567 3,323
Class H 3,536,574 4,478,966
Shares issued from reinvestment of distributions
Class A 506 444
Class C 63 42
Class H 4,749 5,307
Shares redeemed
Class A (22,425) (23,355)
Class C (2,460) (4,081)
Class H (3,561,579) (4,469,049)
Net increase (decrease) in shares (23,246) 15,785

RUSSELL 2000
®
2x STRATEGY FUND
56 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 130.62 $ 162.74 $ 127.13 $ 183.91 $ 227.30
Income (loss) from investment operations:
Net investment income (loss)
a
1 .11 3 .04 3 .27 0 .63 ( 3 .04 )
Net gain (loss) on investments (realized and unrealized) 51 .29 ( 30 .37 ) 32 .88 ( 57 .41 ) ( 36 .22 )
Total from investment operations 52 .40 ( 27 .33 ) 36 .15 ( 56 .78 ) ( 39 .26 )
Less distributions from:
Net investment income ( 6 .55 ) ( 4 .79 ) ( 0 .54 ) — —
Net realized gains — — — — ( 4 .13 )
Total distributions ( 6 .55 ) ( 4 .79 ) ( 0 .54 ) — ( 4 .13 )
Net asset value, end of period $ 176.47 $ 130.62 $ 162.74 $ 127.13 $ 183.91
Total Return
b
39 .94% ( 17 .65 ) % 28 .57% ( 30 .87 ) % ( 17 .50 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 2,764 $ 2,459 $ 2,856 $ 2,982 $ 4,025
Ratios to average net assets:
Net investment income (loss) 1 .34% 1 .87% 2 .46% 0 .45% ( 1 .36 ) %
Total expenses
c
1 .89% 1 .94% 1 .94% 1 .89% 1 .78%
Net expenses
d
1 .79% 1 .84% 1 .86% 1 .86% 1 .78%
Portfolio turnover rate 40% 105% 11% 43% 574%
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 111.30 $ 140.29 $ 110.50 $ 161.04 $ 201.10
Income (loss) from investment operations:
Net investment income (loss)
a
0 .39 1 .58 2 .05 ( 0 .36 ) ( 3 .95 )
Net gain (loss) on investments (realized and unrealized) 43 .15 ( 25 .78 ) 28 .28 ( 50 .18 ) ( 31 .98 )
Total from investment operations 43 .54 ( 24 .20 ) 30 .33 ( 50 .54 ) ( 35 .93 )
Less distributions from:
Net investment income ( 6 .55 ) ( 4 .79 ) ( 0 .54 ) — —
Net realized gains — — — — ( 4 .13 )
Total distributions ( 6 .55 ) ( 4 .79 ) ( 0 .54 ) — ( 4 .13 )
Net asset value, end of period $ 148.29 $ 111.30 $ 140.29 $ 110.50 $ 161.04
Total Return
b
38 .89% ( 18 .26 ) % 27 .63% ( 31 .38 ) % ( 18 .13 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 253 $ 171 $ 316 $ 299 $ 540
Ratios to average net assets:
Net investment income (loss) 0 .55% 1 .14% 1 .79% ( 0 .30 ) % ( 2 .04 ) %
Total expenses
c
2 .63% 2 .70% 2 .68% 2 .64% 2 .53%
Net expenses
d
2 .53% 2 .60% 2 .60% 2 .60% 2 .53%
Portfolio turnover rate 40% 105% 11% 43% 574%

RUSSELL 2000
®
2x STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 57
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 129.29 $ 161.30 $ 126.12 $ 182.59 $ 225.73
Income (loss) from investment operations:
Net investment income (loss)
a
1 .07 3 .02 3 .39 0 .81 ( 2 .97 )
Net gain (loss) on investments (realized and unrealized) 50 .56 ( 30 .24 ) 32 .33 ( 57 .28 ) ( 36 .04 )
Total from investment operations 51 .63 ( 27 .22 ) 35 .72 ( 56 .47 ) ( 39 .01 )
Less distributions from:
Net investment income ( 6 .55 ) ( 4 .79 ) ( 0 .54 ) — —
Net realized gains — — — — ( 4 .13 )
Total distributions ( 6 .55 ) ( 4 .79 ) ( 0 .54 ) — ( 4 .13 )
Capital contribution from administrator 0.04 — — — —
Net asset value, end of period $ 174.41 $ 129.29 $ 161.30 $ 126.12 $ 182.59
Total Return 39 .79%
e
( 17 .74 ) % 28 .46% ( 30 .93 ) % ( 17 .52 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 50,562 $ 40,100 $ 47,573 $ 26,234 $ 33,076
Ratios to average net assets:
Net investment income (loss) 1 .33% 1 .91% 2 .58% 0 .61% ( 1 .40 ) %
Total expenses
c
1 .97% 1 .94% 1 .93% 1 .91% 1 .80%
Net expenses
d
1 .87% 1 .84% 1 .85% 1 .88% 1 .80%
Portfolio turnover rate 40% 105% 11% 43% 574%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Total return does not reflect the impact of any applicable sales charges.
c
Does not include expenses of the underlying funds in which the Fund invests.
d
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
e
During the year ended March 31, 2026, the Fund's administrator made a voluntary capital contribution to the Fund, relating to an operational issue. The impact of the capital contribution to the total return for the year ended March 31, 2026 was 0.03% for Class H. See Note 5 in the
Notes to Financial Statements.

INVERSE RUSSELL 2000
®
2x STRATEGY FUND
March 31, 2026
58 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MONEY MARKET FUNDS
a
- 0 .8%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
b,c
33,538 $ 33,538
Total Money Market Funds
(Cost $33,538) 33,538
FACE
AMOUNT
REPURCHASE AGREEMENTS
d
- 54 .8%
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 $ 1,416,578 1,416,578
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
d
- 54.8% (continued)
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 758,052 $ 758,052
Total Repurchase Agreements
(Cost $2,174,630) 2,174,630
Total Investments - 55.6%
(Cost $2,208,168) $ 2,208,168
Other Assets & Liabilities, net - 44.4% 1,761,295
Total Net Assets - 100.0% $ 3,969,463
a
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
b
Rate indicated is the 7-day yield as of March 31, 2026.
c
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
d
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
a
Equity Futures Contracts Sold Short
Russell 2000 Index Mini Futures Contracts 25 Jun 2026 $ 3,139,625 $ 3,845
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements Sold Short
Barclays Bank
plc
Russell 2000
Index Receive
4.03% (SOFR +
0.35%) At Maturity 06/16/26 647 $ 1,616,098 $ 39,728
BNP Paribas
Russell 2000
Index Receive
3.79% (Federal
Funds Rate +
0.15%) At Maturity 06/10/26 226 564,619 9,097
Goldman Sachs
International
Russell 2000
Index Receive
4.09% (Federal
Funds Rate +
0.45%) At Maturity 06/15/26 1,062 2,651,834 (23,067)
$ 4,832,551 $ 25,758
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

INVERSE RUSSELL 2000
®
2x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 59
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Money Market Funds $ 33,538 $ — $ — $ 33,538
Repurchase Agreements — 2,174,630 — 2,174,630
Equity Futures Contracts
a
3,845 — — 3,845
Equity Index Swap Agreements
a
— 48,825 — 48,825
Total Assets $ 37,383 $ 2,223,455 $ — $ 2,260,838
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Index Swap Agreements
a
$ — $ 23,067 $ — $ 23,067
a
Reported as unrealized appreciation/depreciation at period end.

INVERSE RUSSELL 2000
®
2x STRATEGY FUND
60 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value (cost $33,538) $ 33,538
Repurchase agreements, at value (cost $2,174,630) 2,174,630
Cash 1,100
Segregated cash due from broker 1,484,091
Unrealized appreciation on OTC swap agreements 48,825
Prepaid expenses 90
Receivables:
Fund shares sold 438,353
Interest 178
Total assets 4,180,805
LIABILITIES:
Unrealized depreciation on OTC swap agreements 23,067
Payable for:
Variation margin on futures contracts 100,097
Fund shares redeemed 79,525
Investment advisory fees 2,589
Transfer agent fees 1,467
Distribution and service fees 872
Fund accounting 491
Trustees’ fees and expenses* 126
Other liabilities 3,108
Total liabilities
211,342
NET ASSETS $ 3,969,463
NET ASSETS CONSIST OF:
Paid-in capital $ 87,487,571
Total distributable earnings (loss) (83,518,108)
Net assets $ 3,969,463
Class A:
Net assets $ 282,152
Capital shares outstanding 3,196
Net asset value per share $ 88 .27
Maximum offering price per share (Net asset value divided by 95.25%) $ 92 .67
Class C:
Net assets $ 102,837
Capital shares outstanding 1,381
Net asset value per share $ 74 .45
Class H:
Net assets $ 3,584,474
Capital shares outstanding 41,143
Net asset value per share $ 87 .12
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

INVERSE RUSSELL 2000
®
2x STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 61
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends
$ 72
Interest
204,535
Total investment income 204,607
EXPENSES:
Investment advisory fees 42,877
Distribution and service fees:
Class A 756
Class C 868
Class H 10,941
Transfer agent fees:
Class A 563
Class C 161
Class H 9,357
Registration and filing fees 7,824
Fund accounting fees 6,834
Administration fees 2,626
Professional fees 1,471
Interest expense 1,405
Custodian fees 814
Trustees’ fees and expenses* 554
Miscellaneous 2,947
Total expenses 89,998
Less:
Expenses reimbursed by Adviser (4,762)
Net expenses 85,236
Net investment income 119,371
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments (13)
Swap agreements (2,383,658)
Futures contracts (560,277)
Net realized loss (2,943,948)
Net change in unrealized appreciation (depreciation) on:
Investments (5)
Swap agreements (258,678)
Futures contracts (9,544)
Net change in unrealized appreciation (depreciation) (268,227)
Net realized and unrealized loss (3,212,175)
Net decrease in net assets resulting from operations $ (3,092,804)
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

INVERSE RUSSELL 2000
®
2x STRATEGY FUND
62 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 119,371 $ 157,603
Net realized loss on investments (2,943,948) (271,665)
Net change in unrealized appreciation (depreciation) on investments (268,227) 575,126
Net increase (decrease) in net assets resulting from operations (3,092,804) 461,064
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (12,759) (6,502)
Class C (4,505) (1,781)
Class H (118,323) (187,776)
Total distributions to shareholders (135,587) (196,059)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 2,798,269 2,254,242
Class C 918,731 525,675
Class H 290,399,279 354,161,894
Distributions reinvested
Class A 12,644 6,305
Class C 4,484 1,668
Class H 117,563 180,723
Cost of shares redeemed
Class A (2,599,996) (2,334,772)
Class C (809,009) (539,673)
Class H (289,211,193) (357,003,712)
Capital contribution from administrator
Class H 26,416 —
Voluntary capital contribution from adviser
Class A — 8,493
Class C — 6,102
Class H — 112,052
Net increase (decrease) from capital share transactions 1,657,188 (2,621,003)
Net decrease in net assets (1,571,203) (2,355,998)
NET ASSETS:
Beginning of year 5,540,666 7,896,664
End of year $ 3,969,463 $ 5,540,666
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 23,694 15,960
*
Class C 7,878 4,251
*
Class H 2,655,831 2,531,568
*
Shares issued from reinvestment of distributions
Class A 142 55
*
Class C 60 17
*
Class H 1,346 1,602
*
Shares redeemed
Class A (22,159) (16,456)
*
Class C (6,826) (4,393)
*
Class H (2,650,307) (2,549,289)
*
Net increase (decrease) in shares 9,659 (16,685)
*

INVERSE RUSSELL 2000
®
2x STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 63
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
(concluded)
STATEMENTS OF CHANGES IN NET ASSETS
(concluded)
* Reverse share split — Capital share activity has been restated to reflect a 1:20 reverse share split effective February 24, 2025.

INVERSE RUSSELL 2000
®
2x STRATEGY FUND
64 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 156.73 $ 152.60 $ 220.03 $ 201.80 $ 210.60
Income (loss) from investment operations:
Net investment income (loss)
b
2 .81 4 .68 8 .20 1 .00 ( 3 .00 )
Net gain (loss) on investments (realized and unrealized) ( 67 .80 ) ( 0 .05 ) ( 71 .03 ) 17 .23
c
( 5 .80 )
d
Total from investment operations ( 64 .99 ) 4 .63 ( 62 .83 ) 18 .23 ( 8 .80 )
Less distributions from:
Net investment income ( 3 .47 ) ( 5 .93 ) ( 4 .60 ) — —
Total distributions ( 3 .47 ) ( 5 .93 ) ( 4 .60 ) — —
Voluntary capital contribution from adviser — 5.43 — — —
Net asset value, end of period $ 88.27 $ 156.73 $ 152.60 $ 220.03 $ 201.80
Total Return
e
( 41 .49 ) % 8 .00%
f
( 29 .03 ) % ( 9 .02 ) % ( 4 .18 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 282 $ 238 $ 299 $ 720 $ 1,662
Ratios to average net assets:
Net investment income (loss) 2 .65% 3 .24% 3 .92% 0 .47% ( 1 .51 ) %
Total expenses 1 .80% 1 .84% 1 .86% 2 .08% 1 .76%
Net expenses
g
1 .71% 1 .75% 1 .79% 2 .05% 1 .76%
Portfolio turnover rate — — — — —
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 133.82 $ 132.40 $ 192.94 $ 178.16 $ 187.40
Income (loss) from investment operations:
Net investment income (loss)
b
1 .58 3 .90 5 .60 — ( 4 .00 )
Net gain (loss) on investments (realized and unrealized) ( 57 .48 ) ( 1 .15 ) ( 61 .54 ) 14 .78
c
( 5 .24 )
d
Total from investment operations ( 55 .90 ) 2 .75 ( 55 .94 ) 14 .78 ( 9 .24 )
Less distributions from:
Net investment income ( 3 .47 ) ( 5 .93 ) ( 4 .60 ) — —
Total distributions ( 3 .47 ) ( 5 .93 ) ( 4 .60 ) — —
Voluntary capital contribution from adviser — 4.60 — — —
Net asset value, end of period $ 74.45 $ 133.82 $ 132.40 $ 192.94 $ 178.16
Total Return
e
( 41 .80 ) % 7 .16%
f
( 29 .57 ) % 8 .31% ( 4 .91 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 103 $ 36 $ 52 $ 75 $ 68
Ratios to average net assets:
Net investment income (loss) 1 .82% 3 .08% 3 .18% 0 .01% ( 2 .26 ) %
Total expenses 2 .55% 2 .57% 2 .60% 2 .80% 2 .51%
Net expenses
g
2 .46% 2 .49% 2 .53% 2 .77% 2 .51%
Portfolio turnover rate — — — — —

INVERSE RUSSELL 2000
®
2x STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 65
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 153.67 $ 149.74 $ 216.02 $ 198.34 $ 208.21
Income (loss) from investment operations:
Net investment income (loss)
b
2 .35 3 .96 6 .60 1 .40 ( 2 .60 )
Net gain (loss) on investments (realized and unrealized) ( 66 .00 ) 2 .43 ( 68 .28 ) 16 .28
c
( 7 .27 )
d
Total from investment operations ( 63 .65 ) 6 .39 ( 61 .68 ) 17 .68 ( 9 .87 )
Less distributions from:
Net investment income ( 3 .47 ) ( 5 .93 ) ( 4 .60 ) — —
Total distributions ( 3 .47 ) ( 5 .93 ) ( 4 .60 ) — —
Capital contribution from administrator 0.57 — — — —
Voluntary capital contribution from adviser — 3.47 — — —
Net asset value, end of period $ 87.12 $ 153.67 $ 149.74 $ 216.02 $ 198.34
Total Return ( 41 .06 ) %
h
7 .97%
f
( 29 .01 ) % 8 .87% ( 4 .71 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 3,584 $ 5,267 $ 7,546 $ 5,405 $ 4,598
Ratios to average net assets:
Net investment income (loss) 2 .51% 3 .37% 3 .71% 0 .69% ( 1 .62 ) %
Total expenses 1 .88% 1 .92% 1 .90% 2 .10% 1 .82%
Net expenses
g
1 .78% 1 .82% 1 .82% 2 .06% 1 .82%
Portfolio turnover rate — — — — —
a
Reverse share split — Per share amounts have been restated to reflect a 1:20 reverse share split effective February 24, 2025.
b
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
d
The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
e
Total return does not reflect the impact of any applicable sales charges.
f
During the year ended March 31, 2025, the Adviser made a voluntary capital contribution to the Fund, relating to an operational issue. The impact of the capital contribution to the total return for the year ended March 31, 2025 was 3.50%, 3.41% and 2.27% for Class A, Class C and
Class H, respectively.
g
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
h
During the year ended March 31, 2026, the Fund's administrator made a voluntary capital contribution to the Fund, relating to an operational issue. The impact of the capital contribution to the total return for the year ended March 31, 2026 was 1.17% for Class H. See Note 5 in the
Notes to Financial Statements.

S&P 500
®
2x STRATEGY FUND
March 31, 2026
66 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 85 .1%
TECHNOLOGY - 26 .2%
NVIDIA Corp.
65,844 $ 11,483,194
Apple, Inc.
39,781 10,096,020
Microsoft Corp.
20,121 7,448,191
Broadcom, Inc.
12,847 3,976,275
Micron Technology, Inc.
3,050 1,030,412
Palantir Technologies,
Inc. — Class A*
6,190 905,473
Advanced Micro Devices,
Inc.*
4,418 898,754
Applied Materials, Inc.
2,151 735,190
Lam Research Corp.
3,384 723,025
Oracle Corp.
4,595 675,970
International Business
Machines Corp.
2,533 613,974
Intel Corp.*
12,723 561,466
KLA Corp.
355 522,706
Texas Instruments, Inc.
2,459 477,390
Salesforce, Inc.
2,539 473,955
Analog Devices, Inc.
1,324 421,217
QUALCOMM, Inc.
2,891 372,303
Accenture plc — Class A
1,667 330,549
Intuit, Inc.
754 326,014
ServiceNow, Inc.*
2,834 296,295
Adobe, Inc.*
1,112 270,305
Crowdstrike Holdings,
Inc. — Class A*
683 266,650
Sandisk Corp.*
400 254,136
Western Digital Corp.
a
919 248,580
Seagate Technology Holdings
plc
591 231,530
Synopsys, Inc.*
518 205,377
Cadence Design Systems,
Inc.*
738 205,068
Monolithic Power Systems,
Inc.
132 144,322
Fortinet, Inc.*
1,713 139,986
Autodesk, Inc.*
574 137,416
Lumentum Holdings, Inc.*
193 135,633
NXP Semiconductors N.V.
682 134,258
Dell Technologies,
Inc. — Class C
805 132,125
Teradyne, Inc.
424 125,699
Electronic Arts, Inc.
610 124,361
MSCI, Inc. — Class A
199 107,263
Datadog, Inc. — Class A*
890 105,064
Roper Technologies, Inc.
289 102,266
Microchip Technology, Inc.
1,466 94,718
Take-Two Interactive
Software, Inc.*
472 93,220
Hewlett Packard Enterprise
Co.
3,601 85,740
Fiserv, Inc.*
1,457 81,301
Paychex, Inc.
875 80,605
Cognizant Technology
Solutions Corp. — Class A
1,296 79,510
Workday, Inc. — Class A*
577 74,964
Fair Isaac Corp.*
64 68,323
ON Semiconductor Corp.*
1,068 66,131
Fidelity National Information
Services, Inc.
1,403 65,815
NetApp, Inc.
537 54,983
Leidos Holdings, Inc.
346 53,810
A
A
A SHARES VALUE
COMMON STOCKS - 85.1% (continued)
TECHNOLOGY - 26.2% (continued)
Broadridge Financial
Solutions, Inc.
316 $ 51,344
HP, Inc.
2,487 47,775
PTC, Inc.*
322 45,882
Akamai Technologies, Inc.*
390 44,791
Tyler Technologies, Inc.*
117 40,058
Super Micro Computer, Inc.*
1,363 31,035
Jack Henry & Associates, Inc.
196 30,976
Gartner, Inc.*
191 30,243
Zebra Technologies
Corp. — Class A*
133 27,808
Skyworks Solutions, Inc.
407 21,795
EPAM Systems, Inc.*
150 20,310
Total Technology 46,729,549
COMMUNICATIONS - 13 .9%
Amazon.com, Inc.*
26,470 5,512,907
Alphabet, Inc. — Class A
15,776 4,536,547
Alphabet, Inc. — Class C
12,672 3,635,090
Meta Platforms,
Inc. — Class A
5,926 3,390,442
Netflix, Inc.*
11,441 1,100,052
Cisco Systems, Inc.
10,706 830,679
Verizon Communications, Inc.
11,427 573,635
AT&T, Inc.
18,969 549,911
Walt Disney Co.
4,800 462,624
Uber Technologies, Inc.*
5,577 401,154
Booking Holdings, Inc.
87 366,298
Palo Alto Networks, Inc.*
2,190 351,101
Arista Networks, Inc.*
2,798 343,538
AppLovin Corp. — Class A*
734 292,132
Corning, Inc.
2,116 287,713
Comcast Corp. — Class A
9,723 279,147
T-Mobile US, Inc.
1,284 269,678
Motorola Solutions, Inc.
449 194,853
Warner Bros Discovery, Inc.*
6,716 184,421
DoorDash, Inc. — Class A*
1,013 152,102
Robinhood Markets,
Inc. — Class A*
2,142 148,441
Ciena Corp.*
382 148,304
Airbnb, Inc. — Class A*
1,148 144,969
eBay, Inc.
1,225 111,499
Expedia Group, Inc.
317 73,192
Omnicom Group, Inc.
852 64,164
VeriSign, Inc.
224 55,633
Charter Communications,
Inc. — Class A*
,a
233 50,300
F5, Inc.*
153 44,267
EchoStar Corp. — Class A*
365 42,731
CDW Corp.
353 42,720
Fox Corp. — Class A
a
544 31,770
GoDaddy, Inc. — Class A*
366 30,257
Gen Digital, Inc.
1,493 28,113
Trade Desk, Inc. — Class A*
1,193 27,069
News Corp. — Class A
1,003 25,005
FactSet Research Systems,
Inc.
101 21,916
Fox Corp. — Class B
384 20,390
News Corp. — Class B
a
331 9,437

S&P 500
®
2x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 67
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 85.1% (continued)
COMMUNICATIONS - 13.9% (continued)
Paramount Skydance
Corp. — Class B
a
842 $ 7,595
Total Communications 24,841,796
CONSUMER, NON-CYCLICAL - 11 .9%
Eli Lilly & Co.
2,147 1,974,746
Johnson & Johnson
6,530 1,596,193
AbbVie, Inc.
4,789 1,041,560
Procter & Gamble Co.
6,297 909,539
Merck & Company, Inc.
6,725 808,950
Coca-Cola Co.
10,490 797,765
Philip Morris International, Inc.
4,218 697,404
UnitedHealth Group, Inc.
2,454 664,028
PepsiCo, Inc.
3,703 575,039
Amgen, Inc.
1,459 513,349
Thermo Fisher Scientific, Inc.
1,018 500,378
Abbott Laboratories
4,712 483,781
Gilead Sciences, Inc.
3,362 468,562
Intuitive Surgical, Inc.*
962 443,472
Pfizer, Inc.
15,406 432,600
S&P Global, Inc.
829 352,607
Bristol-Myers Squibb Co.
5,518 334,667
Danaher Corp.
1,705 323,268
Vertex Pharmaceuticals, Inc.*
688 307,220
Stryker Corp.
933 306,574
Medtronic plc
3,474 301,022
Altria Group, Inc.
4,549 300,189
McKesson Corp.
332 287,300
Boston Scientific Corp.*
4,018 252,129
CVS Health Corp.
3,447 247,564
Quanta Services, Inc.
404 221,804
Automatic Data Processing,
Inc.
1,091 221,669
Regeneron Pharmaceuticals,
Inc.
273 210,931
HCA Healthcare, Inc.
424 200,654
Mondelez International,
Inc. — Class A
3,473 200,184
Cigna Group
714 190,459
Colgate-Palmolive Co.
2,184 186,142
Moody's Corp.
416 181,480
Elevance Health, Inc.
598 175,065
Cencora, Inc.
527 165,552
Cintas Corp.
921 155,778
Corteva, Inc.
1,822 152,520
Monster Beverage Corp.*
1,933 140,065
Zoetis, Inc.
1,144 135,232
Cardinal Health, Inc.
638 134,816
Edwards Lifesciences Corp.*
1,572 125,886
United Rentals, Inc.
171 124,584
Becton Dickinson & Co.
772 121,382
IDEXX Laboratories, Inc.*
216 121,368
Kroger Co.
1,578 114,184
PayPal Holdings, Inc.
2,495 112,849
Keurig Dr Pepper, Inc.
3,681 96,921
Archer-Daniels-Midland Co.
1,302 94,642
Sysco Corp.
1,298 92,586
Kenvue, Inc.
5,192 89,510
Block, Inc.*
1,484 89,307
ResMed, Inc.
395 88,670
A
A
A SHARES VALUE
COMMON STOCKS - 85.1% (continued)
CONSUMER, NON-CYCLICAL - 11.9% (continued)
GE HealthCare Technologies,
Inc.
1,235 $ 87,907
Agilent Technologies, Inc.
766 87,309
Kimberly-Clark Corp.
899 86,727
Hershey Co.
401 83,364
Waters Corp.*
266 79,215
IQVIA Holdings, Inc.*
460 78,448
Biogen, Inc.*
398 72,965
Verisk Analytics, Inc. — Class
A
378 71,725
Dexcom, Inc.*
1,043 65,500
Labcorp Holdings, Inc.
225 60,032
Church & Dwight Company,
Inc.
641 59,818
STERIS plc
266 58,821
Equifax, Inc.
326 58,703
Quest Diagnostics, Inc.
298 58,402
Constellation Brands,
Inc. — Class A
381 57,150
Humana, Inc.
327 56,699
Corpay, Inc.*
190 55,288
General Mills, Inc.
a
1,446 53,820
Kraft Heinz Co.
2,309 51,929
Tyson Foods, Inc. — Class A
764 48,949
West Pharmaceutical
Services, Inc.
195 48,875
Zimmer Biomet Holdings, Inc.
537 48,556
Estee Lauder Companies,
Inc. — Class A
670 48,086
Moderna, Inc.*
,a
942 47,854
Bunge Global S.A.
367 46,682
Hologic, Inc.*
603 45,581
Global Payments, Inc.
645 43,408
Incyte Corp.*
453 42,636
Rollins, Inc.
795 42,461
Viatris, Inc.
3,121 42,165
Centene Corp.*
1,266 41,449
Insulet Corp.*
191 40,079
Cooper Companies, Inc.*
531 37,966
Avery Dennison Corp.
209 36,090
McCormick & Company, Inc.
687 34,652
Clorox Co.
328 33,991
Align Technology, Inc.*
181 31,029
J M Smucker Co.
289 27,871
Revvity, Inc.
a
307 26,896
Universal Health Services,
Inc. — Class B
150 26,845
Solventum Corp.*
399 26,055
Baxter International, Inc.
1,394 23,419
Charles River Laboratories
International, Inc.*
133 22,942
Bio-Techne Corp.
a
424 22,158
Conagra Brands, Inc.
1,296 20,373
Henry Schein, Inc.*
271 19,973
Molson Coors Beverage
Co. — Class B
459 19,765
Hormel Foods Corp.
790 17,893
DaVita, Inc.*
91 13,986
Brown-Forman Corp. — Class
B
463 12,242

S&P 500
®
2x STRATEGY FUND
March 31, 2026
68 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 85.1% (continued)
CONSUMER, NON-CYCLICAL - 11.9% (continued)
The Campbell's Co.
a
533 $ 11,870
Total Consumer, Non-cyclical 21,200,765
FINANCIAL - 11 .7%
Berkshire Hathaway,
Inc. — Class B*
4,969 2,381,145
JPMorgan Chase & Co.
7,306 2,149,133
Visa, Inc. — Class A
4,555 1,376,703
Mastercard, Inc. — Class A
2,207 1,102,750
Bank of America Corp.
17,980 876,525
Goldman Sachs Group, Inc.
813 687,790
Wells Fargo & Co.
8,380 667,132
Citigroup, Inc.
4,735 536,996
Morgan Stanley
3,260 536,498
American Express Co.
1,451 438,898
Charles Schwab Corp.
4,526 425,353
Blackrock, Inc.
391 376,029
Welltower, Inc. REIT
1,891 373,870
Prologis, Inc. REIT
2,519 332,961
Chubb Ltd.
986 321,367
Progressive Corp.
1,588 314,805
Capital One Financial Corp.
1,694 309,036
CME Group, Inc.
977 288,557
Equinix, Inc. REIT
266 260,744
Intercontinental Exchange,
Inc.
1,539 242,054
Blackstone, Inc.
2,029 233,315
PNC Financial Services
Group, Inc.
1,094 227,650
Marsh & McLennan
Companies, Inc.
1,312 227,566
Bank of New York Mellon
Corp.
1,865 221,245
U.S. Bancorp
4,212 219,066
American Tower Corp. REIT
1,269 219,004
Aon plc — Class A
581 187,535
KKR & Company, Inc.
1,860 172,050
Travelers Companies, Inc.
586 170,924
Simon Property Group, Inc.
REIT
881 164,333
Digital Realty Trust, Inc. REIT
875 157,684
Truist Financial Corp.
3,421 157,263
Realty Income Corp. REIT
2,493 152,522
Arthur J Gallagher & Co.
696 150,740
Allstate Corp.
705 146,175
Apollo Global Management,
Inc.
1,258 140,166
Aflac, Inc.
1,265 138,783
Public Storage REIT
428 115,937
Fifth Third Bancorp
2,439 113,316
Ameriprise Financial, Inc.
247 109,767
American International Group,
Inc.
1,454 109,414
CBRE Group, Inc. — Class A*
787 106,607
MetLife, Inc.
1,492 105,514
Coinbase Global,
Inc. — Class A*
,a
604 105,464
Ventas, Inc. REIT
1,287 105,251
Nasdaq, Inc.
1,217 103,311
Hartford Insurance Group,
Inc.
756 102,234
Crown Castle, Inc. REIT
1,180 95,946
A
A
A SHARES VALUE
COMMON STOCKS - 85.1% (continued)
FINANCIAL - 11.7% (continued)
State Street Corp.
756 $ 95,679
Arch Capital Group Ltd.*
969 93,014
Prudential Financial, Inc.
943 92,122
Huntington Bancshares, Inc.
5,500 86,075
M&T Bank Corp.
a
411 84,962
Iron Mountain, Inc. REIT
802 81,916
Interactive Brokers Group,
Inc. — Class A
1,207 80,953
Cboe Global Markets, Inc.
284 79,824
VICI Properties, Inc. REIT
2,896 79,119
Extra Space Storage, Inc.
REIT
575 75,400
Willis Towers Watson plc
258 75,001
Northern Trust Corp.
505 70,483
Citizens Financial Group, Inc.
1,152 69,085
Raymond James Financial,
Inc.
475 68,775
Cincinnati Financial Corp.
423 66,559
Synchrony Financial
942 64,075
AvalonBay Communities, Inc.
REIT
384 62,726
Regions Financial Corp.
2,352 61,434
Ares Management
Corp. — Class A
558 60,878
Equity Residential REIT
932 55,128
W R Berkley Corp.
807 53,488
T. Rowe Price Group, Inc.
592 53,363
Brown & Brown, Inc.
793 51,712
KeyCorp
2,539 50,907
SBA Communications Corp.
REIT
289 49,740
Loews Corp.
458 48,887
Principal Financial Group, Inc.
536 48,299
Weyerhaeuser Co. REIT
1,952 47,687
CoStar Group, Inc.*
1,148 46,310
Essex Property Trust, Inc.
REIT
175 42,350
Kimco Realty Corp. REIT
1,827 41,053
Mid-America Apartment
Communities, Inc. REIT
317 38,712
Invitation Homes, Inc. REIT
1,528 37,971
Everest Group Ltd.
110 35,954
Regency Centers Corp. REIT
446 33,744
Host Hotels & Resorts, Inc.
REIT
1,733 33,204
Healthpeak Properties, Inc.
REIT
a
1,883 30,938
Globe Life, Inc.
216 30,061
Assurant, Inc.
136 29,622
Invesco Ltd.
1,203 29,221
UDR, Inc. REIT
815 27,531
Camden Property Trust REIT
280 27,345
Federal Realty Investment
Trust REIT
213 22,623
BXP, Inc. REIT
400 20,760
Franklin Resources, Inc.
833 19,675
Alexandria Real Estate
Equities, Inc. REIT
423 19,636
Erie Indemnity Co. — Class
A
a
69 17,340
Total Financial 20,748,469

S&P 500
®
2x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 69
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 85.1% (continued)
INDUSTRIAL - 7 .3%
Caterpillar, Inc.
1,261 $ 893,368
General Electric Co.
2,842 806,474
RTX Corp.
3,637 701,577
GE Vernova, Inc.
730 637,217
Boeing Co.*
2,128 423,536
Amphenol Corp. — Class A
3,331 420,872
Union Pacific Corp.
1,608 390,133
Honeywell International, Inc.
1,720 388,772
Deere & Co.
683 384,734
Eaton Corporate plc
1,052 376,269
Lockheed Martin Corp.
549 331,810
Parker-Hannifin Corp.
342 306,172
Vertiv Holdings Co. — Class A
1,037 259,851
Howmet Aerospace, Inc.
1,086 250,280
Trane Technologies plc
600 250,044
Northrop Grumman Corp.
361 246,289
General Dynamics Corp.
688 236,135
Waste Management, Inc.
1,005 230,939
Johnson Controls
International plc
1,658 217,115
FedEx Corp.
586 208,721
3M Co.
1,427 207,243
CSX Corp.
5,039 206,851
Emerson Electric Co.
1,523 199,543
United Parcel Service,
Inc. — Class B
2,002 196,957
CRH plc
1,816 190,898
Illinois Tool Works, Inc.
711 185,066
TransDigm Group, Inc.
153 177,321
Norfolk Southern Corp.
609 174,783
L3Harris Technologies, Inc.
506 174,646
TE Connectivity plc
795 166,171
AMETEK, Inc.
624 133,761
Keysight Technologies, Inc.*
465 131,302
Comfort Systems USA, Inc.
95 131,004
Coherent Corp.*
508 121,011
Carrier Global Corp.
2,129 119,884
Republic Services, Inc.
545 119,366
Westinghouse Air Brake
Technologies Corp.
462 115,458
Rockwell Automation, Inc.
304 109,100
Garmin Ltd.
443 102,780
Old Dominion Freight Line,
Inc.
499 97,505
Vulcan Materials Co.
358 97,483
Martin Marietta Materials, Inc.
163 95,955
Axon Enterprise, Inc.*
214 90,884
EMCOR Group, Inc.
121 89,336
Otis Worldwide Corp.
1,053 81,165
Xylem, Inc.
660 78,870
Ingersoll Rand, Inc.
964 77,236
Teledyne Technologies, Inc.*
127 76,836
Dover Corp.
365 76,084
Jabil, Inc.
286 75,970
Hubbell, Inc.
144 70,667
Mettler-Toledo International,
Inc.*
55 69,366
Veralto Corp.
673 59,507
Smurfit Westrock plc
1,416 56,428
CH Robinson Worldwide, Inc.
321 53,308
A
A
A SHARES VALUE
COMMON STOCKS - 85.1% (continued)
INDUSTRIAL - 7.3% (continued)
Expeditors International of
Washington, Inc.
363 $ 51,992
Packaging Corporation of
America
242 51,357
Snap-on, Inc.
141 51,214
Amcor plc
1,252 49,767
Fortive Corp.
849 46,933
Ball Corp.
726 42,914
J.B. Hunt Transport Services,
Inc.
202 42,804
Trimble, Inc.*
645 42,073
Textron, Inc.
472 41,328
Jacobs Solutions, Inc.
318 40,475
Huntington Ingalls Industries,
Inc.
106 40,269
Lennox International, Inc.
86 39,915
Pentair plc
443 38,590
IDEX Corp.
203 38,479
Nordson Corp.
143 38,047
Allegion plc
233 33,853
Masco Corp.
552 33,324
Generac Holdings, Inc.*
159 31,057
Stanley Black & Decker, Inc.
420 29,845
Builders FirstSource, Inc.*
,a
300 24,699
A O Smith Corp.
a
305 20,112
Total Industrial 12,999,100
CONSUMER, CYCLICAL - 7 .0%
Tesla, Inc.*
7,621 2,833,107
Walmart, Inc.
11,878 1,476,198
Costco Wholesale Corp.
1,203 1,198,705
Home Depot, Inc.
2,697 887,016
McDonald's Corp.
1,930 599,825
TJX Companies, Inc.
3,009 480,537
Lowe's Companies, Inc.
1,520 359,146
Starbucks Corp.
3,087 276,564
O'Reilly Automotive, Inc.*
2,281 210,559
Cummins, Inc.
374 201,219
Marriott International,
Inc. — Class A
596 194,934
Ross Stores, Inc.
876 189,768
Hilton Worldwide Holdings,
Inc.
621 188,834
Royal Caribbean Cruises Ltd.
682 187,673
General Motors Co.
2,449 182,450
NIKE, Inc. — Class B
3,229 170,556
PACCAR, Inc.
1,424 164,472
AutoZone, Inc.*
45 152,000
Target Corp.
1,227 148,712
Fastenal Co.
3,111 144,350
WW Grainger, Inc.
119 129,806
Ford Motor Co.
10,618 122,532
Carvana Co.*
,a
383 120,408
Delta Air Lines, Inc.
1,760 117,005
Yum! Brands, Inc.
752 116,921
Chipotle Mexican Grill,
Inc. — Class A*
3,529 112,963
DR Horton, Inc.
730 100,171
United Airlines Holdings, Inc.*
876 80,653
Carnival Corp.
3,116 80,642
Copart, Inc.*
2,413 80,112

S&P 500
®
2x STRATEGY FUND
March 31, 2026
70 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
A
A
A SHARES VALUE
COMMON STOCKS - 85.1% (continued)
CONSUMER, CYCLICAL - 7.0% (continued)
Tapestry, Inc.
549 $ 77,469
Dollar General Corp.
596 70,763
Live Nation Entertainment,
Inc.*
428 65,274
Tractor Supply Co.
1,432 64,870
Ulta Beauty, Inc.*
120 62,725
PulteGroup, Inc.
521 61,275
Darden Restaurants, Inc.
312 61,164
Williams-Sonoma, Inc.
323 58,893
Dollar Tree, Inc.*
501 54,864
NVR, Inc.*
8 52,719
Lennar Corp. — Class A
585 50,801
Southwest Airlines Co.
1,331 50,006
Lululemon Athletica, Inc.*
289 44,246
Las Vegas Sands Corp.
819 44,128
Aptiv plc*
576 39,997
Genuine Parts Co.
377 39,868
Deckers Outdoor Corp.*
385 38,535
TKO Group Holdings, Inc.
180 36,297
Ralph Lauren Corp. — Class
A
105 36,119
Best Buy Co, Inc.
528 33,898
Hasbro, Inc.
361 33,790
Domino's Pizza, Inc.
84 30,138
Wynn Resorts Ltd.
a
229 23,255
Norwegian Cruise Line
Holdings Ltd.*
1,234 23,076
MGM Resorts International*
520 19,245
Pool Corp.
89 18,007
Total Consumer, Cyclical 12,499,260
ENERGY - 3 .5%
Exxon Mobil Corp.
11,324 1,921,230
Chevron Corp.
5,079 1,050,845
ConocoPhillips
3,320 438,240
Williams Companies, Inc.
3,309 240,829
EOG Resources, Inc.
1,470 212,518
SLB Ltd.
4,052 208,232
Valero Energy Corp.
a
826 204,088
Phillips 66
1,092 198,940
Marathon Petroleum Corp.
799 195,100
Kinder Morgan, Inc.
5,305 177,877
Baker Hughes Co.
2,678 163,492
ONEOK, Inc.
1,705 154,115
Targa Resources Corp.
582 145,925
Occidental Petroleum Corp.
1,949 126,685
EQT Corp.
1,691 107,615
Diamondback Energy, Inc.
526 104,037
Halliburton Co.
2,269 88,468
Devon Energy Corp.
1,681 84,588
Texas Pacific Land Corp.
a
157 74,506
Coterra Energy, Inc.
2,056 72,248
Expand Energy Corp.
645 70,808
First Solar, Inc.*
291 57,403
APA Corp.
a
961 40,785
Total Energy 6,138,574
UTILITIES - 2 .2%
NextEra Energy, Inc.
5,643 524,122
Southern Co.
2,984 288,016
Duke Energy Corp.
2,107 275,891
A
A
A SHARES VALUE
COMMON STOCKS - 85.1% (continued)
UTILITIES - 2.2% (continued)
Constellation Energy Corp.
844 $ 235,687
American Electric Power
Company, Inc.
1,466 192,163
Sempra
1,769 171,894
Dominion Energy, Inc.
2,314 143,051
Entergy Corp.
1,226 137,753
Exelon Corp.
2,772 135,883
Vistra Corp.
863 129,735
Xcel Energy, Inc.
1,603 127,342
Consolidated Edison, Inc.
978 110,690
Public Service Enterprise
Group, Inc.
1,353 109,525
PG&E Corp.
5,956 104,647
WEC Energy Group, Inc.
882 102,109
NRG Energy, Inc.
575 84,030
Atmos Energy Corp.
448 82,755
Ameren Corp.
749 82,330
DTE Energy Co.
563 82,322
PPL Corp.
a
2,004 76,553
CenterPoint Energy, Inc.
1,769 76,350
Edison International
1,043 76,327
American Water Works
Company, Inc.
529 71,992
FirstEnergy Corp.
1,409 71,380
Eversource Energy
1,017 70,458
CMS Energy Corp.
830 64,391
NiSource, Inc.
1,297 60,518
Evergy, Inc.
624 51,118
Alliant Energy Corp.
697 50,017
Pinnacle West Capital Corp.
a
324 32,643
AES Corp.
1,930 27,194
Total Utilities 3,848,886
BASIC MATERIALS - 1 .1%
Linde plc
1,265 627,136
Sherwin-Williams Co.
625 200,344
Ecolab, Inc.
691 183,820
Air Products and Chemicals,
Inc.
603 175,165
Nucor Corp.
620 104,842
Dow, Inc.
1,944 80,968
Steel Dynamics, Inc.
372 66,960
Qnity Electronics, Inc.
568 65,536
PPG Industries, Inc.
608 64,983
Albemarle Corp.
319 57,270
LyondellBasell Industries
N.V. — Class A
698 56,231
CF Industries Holdings, Inc.
423 54,922
International Paper Co.
1,431 51,087
DuPont de Nemours, Inc.
1,109 50,792
International Flavors &
Fragrances, Inc.
694 50,350
Mosaic Co.
860 21,930
Total Basic Materials 1,912,336
ELECTRIC - 0 .3%
Newmont Corp.
2,957 320,095
Freeport-McMoRan, Inc.
3,894 228,890
Total Electric 548,985
Total Common Stocks
(Cost $66,564,859) 151,467,720

S&P 500
®
2x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 71
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(continued)
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MONEY MARKET FUNDS
b
- 2 .3%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
c,d
4,162,064 $ 4,162,064
Total Money Market Funds
(Cost $4,162,064) 4,162,064
SECURITIES LENDING COLLATERAL - 0 .0%
MONEY MARKET FUND - 0 .0%
Dreyfus Treasury Obligations
Cash Management Fund —
Institutional Shares, 3.54%
c
9,223 9,223
Total Securities Lending Collateral
(Cost $9,223) 9,223
FACE
AMOUNT
U.S. TREASURY BILLS - 7 .3%
U.S. Treasury Bills
3.61% due 05/21/26
d,e
$ 11,000,000 10,944,572
A
A
A
FACE
AMOUNT VALUE
U.S. TREASURY BILLS - 7.3% (continued)
3.63% due 06/16/26
d,e
$ 2,000,000 $ 1,984,787
Total U.S. Treasury Bills
(Cost $12,930,074) 12,929,359
REPURCHASE AGREEMENTS
f
- 0 .7%
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 842,149 842,149
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 450,659 450,659
Total Repurchase Agreements
(Cost $1,292,808) 1,292,808
Total Investments - 95.4%
(Cost $84,959,028) $ 169,861,174
Other Assets & Liabilities, net - 4.6% 8,275,665
Total Net Assets - 100.0% $ 178,136,839
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 7 .
b
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
c
Rate indicated is the 7-day yield as of March 31, 2026.
d
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
e
Rate indicated is the effective yield at the time of purchase.
f
Repurchase Agreements — See Note 6 .
CME — Chicago Mercantile Exchange
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Equity Futures Contracts Purchased
S&P 500 Index Mini Futures Contracts 209 Jun 2026 $ 68,661,725 $ (1,856,315)
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
OTC Equity Index Swap Agreements
Goldman Sachs
International S&P 500 Index Pay
4.59% (Federal
Funds Rate +
0.95%) At Maturity 06/15/26 6,047 $ 39,478,156 $ (121,197)
Barclays Bank
plc S&P 500 Index Pay
4.58% (SOFR +
0.90%) At Maturity 06/16/26 9,185 59,965,240 (627,293)

S&P 500
®
2x STRATEGY FUND
March 31, 2026
72 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(concluded)
Total Return Swap Agreements (continued)
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
BNP Paribas S&P 500 Index Pay
4.49% (Federal
Funds Rate +
0.85%) At Maturity 06/10/26 5,682 $ 37,094,789 $ (840,501)
$ 136,538,185 $ (1,588,991)
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 151,467,720 $ — $ — $ 151,467,720
Money Market Funds 4,162,064 — — 4,162,064
Securities Lending Collateral 9,223 — — 9,223
U.S. Treasury Bills — 12,929,359 — 12,929,359
Repurchase Agreements — 1,292,808 — 1,292,808
Total Assets $ 155,639,007 $ 14,222,167 $ — $ 169,861,174
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Futures Contracts
a
$ 1,856,315 $ — $ — $ 1,856,315
Equity Index Swap Agreements
a
— 1,588,991 — 1,588,991
Total Liabilities $ 1,856,315 $ 1,588,991 $ — $ 3,445,306
a
Reported as unrealized appreciation/depreciation at period end.

S&P 500
®
2x STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 73
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value - including $1,005,259 of securities loaned (cost $83,666,220) $ 168,568,366
Repurchase agreements, at value (cost $1,292,808) 1,292,808
Cash 23,100
Segregated cash due from broker 11,668,039
Receivables:
Variation margin on futures contracts 1,904,512
Fund shares sold 382,785
Dividends 85,143
Interest 7,811
Foreign tax reclaims 1,245
Securities lending income 183
Total assets 183,933,992
LIABILITIES:
Unrealized depreciation on OTC swap agreements 1,588,991
Payable for:
Fund shares redeemed 3,774,296
Investment advisory fees 136,499
Transfer agent fees 83,993
Distribution and service fees 43,683
Fund accounting 26,666
Return of securities lending collateral 9,223
Trustees’ fees and expenses* 7,476
Other liabilities 126,326
Total liabilities
5,797,153
NET ASSETS $ 178,136,839
NET ASSETS CONSIST OF:
Paid-in capital $ 126,311,134
Total distributable earnings (loss) 51,825,705
Net assets $ 178,136,839
Class A:
Net assets $ 28,978,165
Capital shares outstanding 83,730
Net asset value per share $ 346 .09
Maximum offering price per share (Net asset value divided by 95.25%) $ 363 .35
Class C:
Net assets $ 1,550,173
Capital shares outstanding 5,704
Net asset value per share $ 271 .78
Class H:
Net assets $ 147,608,501
Capital shares outstanding 427,638
Net asset value per share $ 345 .17
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

S&P 500
®
2x STRATEGY FUND
74 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $633)
$ 2,418,602
Interest (net of foreign withholding tax of
$32) 1,559,469
Income from securities lending, net 2,720
Total investment income 3,980,791
EXPENSES:
Investment advisory fees 2,131,164
Distribution and service fees:
Class A 75,254
Class C 17,210
Class H 512,437
Transfer agent fees:
Class A 61,761
Class C 3,553
Class H 415,757
Registration and filing fees 380,099
Fund accounting fees 339,224
Interest expense 170,065
Administration fees 129,333
Professional fees 70,362
Custodian fees 37,182
Trustees’ fees and expenses* 30,523
Line of credit fees 777
Miscellaneous 73,374
Total expenses 4,448,075
Less:
Expenses reimbursed by Adviser (236,792)
Net expenses 4,211,283
Net investment loss (230,492)
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 16,702,684
Swap agreements 28,697,448
Futures contracts 5,955,435
Net realized gain 51,355,567
Net change in unrealized appreciation (depreciation) on:
Investments 14,673,707
Swap agreements 2,586,262
Futures contracts (1,578,985)
Net change in unrealized appreciation (depreciation) 15,680,984
Net realized and unrealized gain 67,036,551
Net increase in net assets resulting from operations $ 66,806,059
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

S&P 500
®
2x STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 75
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss) $ (230,492) $ 460,928
Net realized gain on investments 51,355,567 15,963,732
Net change in unrealized appreciation (depreciation) on investments 15,680,984 1,239,645
Net increase in net assets resulting from operations 66,806,059 17,664,305
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (1,502,388) (1,391,849)
Class C (96,892) (114,813)
Class H (8,746,472) (9,197,234)
Total distributions to shareholders (10,345,752) (10,703,896)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 6,186,571 8,084,411
Class C 1,162,961 1,676,373
Class H 4,448,470,497 3,865,491,204
Distributions reinvested
Class A 1,436,158 1,362,270
Class C 84,828 111,585
Class H 7,657,171 8,077,064
Cost of shares redeemed
Class A (8,169,602) (8,334,806)
Class C (1,871,859) (1,563,657)
Class H (4,514,146,506) (3,960,151,740)
Capital contribution from administrator
Class C 96 —
Class H 4,106 —
Net decrease from capital share transactions (59,185,579) (85,247,296)
Net decrease in net assets (2,725,272) (78,286,887)
NET ASSETS:
Beginning of year 180,862,111 259,148,998
End of year $ 178,136,839 $ 180,862,111
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 17,702 25,587
Class C 4,416 6,658
Class H 12,381,646 12,365,403
Shares issued from reinvestment of distributions
Class A 3,757 3,952
Class C 282 403
Class H 20,073 23,475
Shares redeemed
Class A (23,323) (26,506)
Class C (7,365) (6,179)
Class H (12,506,270) (12,673,740)
Net decrease in shares (109,082) (280,947)

S&P 500
®
2x STRATEGY FUND
76 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 290.09 $ 286.56 $ 186.61 $ 244.03 $ 195.48
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .33 ) 0 .70 0 .90 0 .31 ( 1 .47 )
Net gain (loss) on investments (realized and unrealized) 74 .80 20 .45 99 .39 ( 57 .73 ) 55 .90
Total from investment operations 74 .47 21 .15 100 .29 ( 57 .42 ) 54 .43
Less distributions from:
Net investment income — ( 1 .19 ) ( 0 .34 ) — —
Net realized gains ( 18 .47 ) ( 16 .43 ) — — ( 5 .88 )
Total distributions ( 18 .47 ) ( 17 .62 ) ( 0 .34 ) — ( 5 .88 )
Net asset value, end of period $ 346.09 $ 290.09 $ 286.56 $ 186.61 $ 244.03
Total Return
b
25 .08% 6 .40% 53 .82% ( 23 .53 ) % 27 .59%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 28,978 $ 24,830 $ 23,659 $ 16,858 $ 25,694
Ratios to average net assets:
Net investment income (loss) ( 0 .09 ) % 0 .22% 0 .41% 0 .17% ( 0 .61 ) %
Total expenses 1 .88% 1 .84% 1 .94% 1 .85% 1 .75%
Net expenses
c
1 .78% 1 .74% 1 .86% 1 .82% 1 .75%
Portfolio turnover rate 1,445% 1,197% 1,312% 554% 610%
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 232.43 $ 234.07 $ 153.62 $ 202.40 $ 164.10
Income (loss) from investment operations:
Net investment income (loss)
a
( 2 .36 ) ( 1 .35 ) ( 0 .62 ) ( 0 .99 ) ( 2 .70 )
Net gain (loss) on investments (realized and unrealized) 60 .16 17 .33 81 .41 ( 47 .79 ) 46 .88
Total from investment operations 57 .80 15 .98 80 .79 ( 48 .78 ) 44 .18
Less distributions from:
Net investment income — ( 1 .19 ) ( 0 .34 ) — —
Net realized gains ( 18 .47 ) ( 16 .43 ) — — ( 5 .88 )
Total distributions ( 18 .47 ) ( 17 .62 ) ( 0 .34 ) — ( 5 .88 )
Capital contribution from administrator 0.02 — — — —
Net asset value, end of period $ 271.78 $ 232.43 $ 234.07 $ 153.62 $ 202.40
Total Return
b
24 .14%
d
5 .62% 52 .68% ( 24 .10 ) % 26 .62%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 1,550 $ 1,946 $ 1,753 $ 2,132 $ 4,317
Ratios to average net assets:
Net investment income (loss) ( 0 .83 ) % ( 0 .53 ) % ( 0 .35 ) % ( 0 .65 ) % ( 1 .36 ) %
Total expenses 2 .63% 2 .59% 2 .69% 2 .59% 2 .50%
Net expenses
c
2 .53% 2 .49% 2 .61% 2 .57% 2 .50%
Portfolio turnover rate 1,445% 1,197% 1,312% 554% 610%

S&P 500
®
2x STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 77
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
Year Ended
03/31/2024
Year Ended
03/31/2023
Year Ended
03/31/2022
Per Share Data
Net asset value, beginning of period $ 289.53 $ 286.07 $ 186.32 $ 243.65 $ 195.18
Income (loss) from investment operations:
Net investment income (loss)
a
( 0 .33 ) 0 .64 0 .89 0 .31 ( 1 .46 )
Net gain (loss) on investments (realized and unrealized) 74 .43 20 .44 99 .20 ( 57 .64 ) 55 .81
Total from investment operations 74 .10 21 .08 100 .09 ( 57 .33 ) 54 .35
Less distributions from:
Net investment income — ( 1 .19 ) ( 0 .34 ) — —
Net realized gains ( 18 .47 ) ( 16 .43 ) — — ( 5 .88 )
Total distributions ( 18 .47 ) ( 17 .62 ) ( 0 .34 ) — ( 5 .88 )
Capital contribution from administrator 0.01 — — — —
Net asset value, end of period $ 345.17 $ 289.53 $ 286.07 $ 186.32 $ 243.65
Total Return 25 .00%
d
6 .39% 53 .81% ( 23 .53 ) % 27 .59%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 147,609 $ 154,087 $ 233,737 $ 108,204 $ 219,097
Ratios to average net assets:
Net investment income (loss) ( 0 .09 ) % 0 .20% 0 .40% 0 .17% ( 0 .61 ) %
Total expenses 1 .87% 1 .84% 1 .94% 1 .85% 1 .75%
Net expenses
c
1 .77% 1 .74% 1 .85% 1 .82% 1 .75%
Portfolio turnover rate 1,445% 1,197% 1,312% 554% 610%
a
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
b
Total return does not reflect the impact of any applicable sales charges.
c
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
d
During the year ended March 31, 2026, the Fund's administrator made voluntary capital contributions to the Fund, relating to operational issues. The impact of the capital contributions to the total return for the year ended March 31, 2026 was 0.01% and 0.00% for Class C and
Class H, respectively. See Note 5 in the Notes to Financial Statements.

INVERSE S&P 500
®
2x STRATEGY FUND
March 31, 2026
78 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MONEY MARKET FUNDS
a
- 0 .2%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
b,c
135,287 $ 135,287
Total Money Market Funds
(Cost $135,287) 135,287
FACE
AMOUNT
FEDERAL AGENCY DISCOUNT NOTES - 9 .4%
Federal Home Loan Bank
3.64% due 04/17/26
d
$ 5,000,000 4,991,922
3.65% due 04/22/26
d
500,000 498,940
Total Federal Agency Discount Notes
(Cost $5,490,862) 5,490,862
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
e
- 9 .0%
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 $ 3,434,799 $ 3,434,799
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 1,838,061 1,838,061
Total Repurchase Agreements
(Cost $5,272,860) 5,272,860
U.S. TREASURY BILLS - 5 .2%
U.S. Treasury Bills
3.60% due 04/07/26
d
3,000,000 2,998,200
Total U.S. Treasury Bills
(Cost $2,998,200) 2,998,200
Total Investments - 23.8%
(Cost $13,897,209) $ 13,897,209
Other Assets & Liabilities, net - 76.2% 44,473,803
Total Net Assets - 100.0% $ 58,371,012
a
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
b
Rate indicated is the 7-day yield as of March 31, 2026.
c
All or a portion of this security is pledged as futures collateral at March 31, 2026.
d
Rate indicated is the effective yield at the time of purchase.
e
Repurchase Agreements — See Note 6 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Equity Futures Contracts Sold Short
S&P 500 Index Mini Futures Contracts 94 Jun 2026 $ 30,881,350 $ (30,007)
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
OTC Equity Index Swap Agreements Sold Short
Goldman Sachs
International S&P 500 Index Receive
4.29% (Federal
Funds Rate +
0.65%) At Maturity 06/15/26 8,603 $ 56,161,709 $ 1,256,232
Barclays Bank
plc S&P 500 Index Receive
4.28% (SOFR +
0.60%) At Maturity 06/16/26 761 4,966,812 163,520
BNP Paribas S&P 500 Index Receive
4.09% (Federal
Funds Rate +
0.45%) At Maturity 06/10/26 3,471 22,657,199 403
$ 83,785,720 $ 1,420,155
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.

INVERSE S&P 500
®
2x STRATEGY FUND
March 31, 2026
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 79
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(concluded)
SCHEDULE OF INVESTMENTS
(concluded)
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Money Market Funds $ 135,287 $ — $ — $ 135,287
Federal Agency Discount Notes — 5,490,862 — 5,490,862
Repurchase Agreements — 5,272,860 — 5,272,860
U.S. Treasury Bills — 2,998,200 — 2,998,200
Equity Index Swap Agreements
a
— 1,420,155 — 1,420,155
Total Assets $ 135,287 $ 15,182,077 $ — $ 15,317,364
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Futures Contracts
a
$ 30,007 $ — $ — $ 30,007
a
Reported as unrealized appreciation/depreciation at period end.

INVERSE S&P 500
®
2x STRATEGY FUND
80 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS:
Investments, at value (cost $8,624,349) $ 8,624,349
Repurchase agreements, at value (cost $5,272,860) 5,272,860
Segregated cash due from broker 3,998,104
Unrealized appreciation on OTC swap agreements 1,420,155
Receivables:
Fund shares sold 40,342,407
Interest 919
Total assets 59,658,794
LIABILITIES:
Due to custodian 51,700
Payable for:
Fund shares redeemed 718,290
Variation margin on futures contracts 489,252
Investment advisory fees 9,586
Transfer agent fees 4,843
Distribution and service fees 3,128
Fund accounting 1,713
Trustees’ fees and expenses* 410
Other liabilities 8,860
Total liabilities
1,287,782
NET ASSETS $ 58,371,012
NET ASSETS CONSIST OF:
Paid-in capital $ 301,914,470
Total distributable earnings (loss) (243,543,458)
Net assets $ 58,371,012
Class A:
Net assets $ 6,762,407
Capital shares outstanding 82,935
Net asset value per share $ 81 .54
Maximum offering price per share (Net asset value divided by 95.25%) $ 85 .61
Class C:
Net assets $ 225,199
Capital shares outstanding 3,456
Net asset value per share $ 65 .16
Class H:
Net assets $ 51,383,406
Capital shares outstanding 619,832
Net asset value per share $ 82 .90
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

INVERSE S&P 500
®
2x STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 81
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME:
Dividends
$ 240
Interest
687,547
Total investment income 687,787
EXPENSES:
Investment advisory fees 147,605
Distribution and service fees:
Class A 2,008
Class C 2,277
Class H 38,427
Transfer agent fees:
Class A 1,618
Class C 475
Class H 32,092
Registration and filing fees 26,548
Fund accounting fees 23,517
Interest expense 9,362
Administration fees 9,023
Professional fees 5,298
Custodian fees 3,084
Trustees’ fees and expenses* 1,982
Miscellaneous 4,809
Total expenses 308,125
Less:
Expenses reimbursed by Adviser (16,398)
Net expenses 291,727
Net investment income 396,060
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments (95)
Swap agreements (178,518)
Futures contracts 1,263,936
Net realized gain 1,085,323
Net change in unrealized appreciation (depreciation) on:
Investments 29
Swap agreements 1,041,994
Futures contracts (92,504)
Net change in unrealized appreciation (depreciation) 949,519
Net realized and unrealized gain 2,034,842
Net increase in net assets resulting from operations $ 2,430,902
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

INVERSE S&P 500
®
2x STRATEGY FUND
82 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended
March 31, 2026
Year Ended
March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 396,060 $ 542,371
Net realized gain (loss) on investments 1,085,323 (2,641,542)
Net change in unrealized appreciation (depreciation) on investments 949,519 511,730
Net increase (decrease) in net assets resulting from operations 2,430,902 (1,587,441)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (41,475) (40,967)
Class C (11,932) (26,388)
Class H (383,626) (596,905)
Total distributions to shareholders (437,033) (664,260)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 9,136,541 3,433,037
Class C 137,501 820,249
Class H 1,092,367,288 827,752,272
Distributions reinvested
Class A 41,452 40,918
Class C 11,932 26,388
Class H 378,994 578,519
Cost of shares redeemed
Class A (2,972,185) (3,124,364)
Class C (172,726) (809,831)
Class H (1,053,295,991) (829,427,361)
Capital contribution from administrator
Class A 12,828 —
Class C 427 —
Class H 114,493 —
Net increase (decrease) from capital share transactions 45,760,554 (710,173)
Net increase (decrease) in net assets 47,754,423 (2,961,874)
NET ASSETS:
Beginning of year 10,616,589 13,578,463
End of year $ 58,371,012 $ 10,616,589
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 105,922 27,687
*
Class C 1,817 8,138
*
Class H 11,995,070 6,947,998
*
Shares issued from reinvestment of distributions
Class A 549 402
*
Class C 197 317
*
Class H 4,974 5,628
*
Shares redeemed
Class A (30,955) (24,978)
*
Class C (2,127) (8,133)
*
Class H (11,458,490) (6,966,061)
*
Net increase (decrease) in shares 616,957 (9,002)
*
* Reverse share split — Capital share activity has been restated to reflect a 1:5 reverse share split effective February 24, 2025.

INVERSE S&P 500
®
2x STRATEGY FUND
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 83
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 118.88 $ 138.42 $ 217.58 $ 204.13 $ 296.23
Income (loss) from investment operations:
Net investment income (loss)
b
1 .84 4 .02 7 .05 ( 0 .20 ) ( 3 .55 )
Net gain (loss) on investments (realized and unrealized) ( 35 .45 )
c
( 16 .05 ) ( 80 .66 ) 13 .65 ( 88 .55 )
Total from investment operations ( 33 .61 ) ( 12 .03 ) ( 73 .61 ) 13 .45 ( 92 .10 )
Less distributions from:
Net investment income ( 3 .88 ) ( 7 .51 ) ( 5 .55 ) — —
Total distributions ( 3 .88 ) ( 7 .51 ) ( 5 .55 ) — —
Capital contribution from administrator 0.15 — — — —
Net asset value, end of period $ 81.54 $ 118.88 $ 138.42 $ 217.58 $ 204.13
Total Return
d
( 27 .89 ) %
e
( 7 .76 ) % ( 34 .38 ) % 6 .59% ( 31 .09 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 6,762 $ 882 $ 596 $ 799 $ 2,399
Ratios to average net assets:
Net investment income (loss) 2 .18% 3 .33% 3 .83% ( 0 .09 ) % ( 1 .56 ) %
Total expenses 1 .89% 1 .87% 1 .85% 2 .14% 1 .77%
Net expenses
f
1 .79% 1 .77% 1 .77% 2 .12% 1 .77%
Portfolio turnover rate — — — — —
Class C
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 96.88 $ 115.42 $ 183.90 $ 173.85 $ 254.16
Income (loss) from investment operations:
Net investment income (loss)
b
1 .32 2 .70 4 .80 ( 0 .35 ) ( 4 .40 )
Net gain (loss) on investments (realized and unrealized) ( 29 .28 )
c
( 13 .73 ) ( 67 .73 ) 10 .40 ( 75 .91 )
Total from investment operations ( 27 .96 ) ( 11 .03 ) ( 62 .93 ) 10 .05 ( 80 .31 )
Less distributions from:
Net investment income ( 3 .88 ) ( 7 .51 ) ( 5 .55 ) — —
Total distributions ( 3 .88 ) ( 7 .51 ) ( 5 .55 ) — —
Capital contribution from administrator 0.12 — — — —
Net asset value, end of period $ 65.16 $ 96.88 $ 115.42 $ 183.90 $ 173.85
Total Return
d
( 28 .42 ) %
e
( 8 .47 ) % ( 34 .87 ) % 5 .78% 31 .61%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 225 $ 346 $ 375 $ 595 $ 193
Ratios to average net assets:
Net investment income (loss) 1 .84% 2 .68% 3 .07% ( 0 .17 ) % ( 2 .24 ) %
Total expenses 2 .65% 2 .60% 2 .60% 2 .99% 2 .50%
Net expenses
f
2 .56% 2 .51% 2 .52% 2 .96% 2 .50%
Portfolio turnover rate — — — — —

INVERSE S&P 500
®
2x STRATEGY FUND
84 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
Class H
Year Ended
03/31/2026
Year Ended
03/31/2025
a
Year Ended
03/31/2024
a
Year Ended
03/31/2023
a
Year Ended
03/31/2022
a
Per Share Data
Net asset value, beginning of period $ 119.94 $ 138.98 $ 218.61 $ 205.03 $ 297.24
Income (loss) from investment operations:
Net investment income (loss)
b
2 .13 3 .96 6 .80 1 .45 ( 3 .55 )
Net gain (loss) on investments (realized and unrealized) ( 35 .55 )
c
( 15 .49 ) ( 80 .88 ) 12 .13 ( 88 .66 )
Total from investment operations ( 33 .42 ) ( 11 .53 ) ( 74 .08 ) 13 .58 ( 92 .21 )
Less distributions from:
Net investment income ( 3 .88 ) ( 7 .51 ) ( 5 .55 ) — —
Total distributions ( 3 .88 ) ( 7 .51 ) ( 5 .55 ) — —
Capital contribution from administrator 0.26 — — — —
Net asset value, end of period $ 82.90 $ 119.94 $ 138.98 $ 218.61 $ 205.03
Total Return ( 27 .36 ) %
e
( 7 .41 ) % ( 34 .41 ) % 6 .61% ( 31 .02 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 51,383 $ 9,389 $ 12,607 $ 55,957 $ 13,017
Ratios to average net assets:
Net investment income (loss) 2 .44% 3 .33% 3 .71% 0 .59% ( 1 .55 ) %
Total expenses 1 .87% 1 .85% 1 .84% 2 .20% 1 .75%
Net expenses
f
1 .77% 1 .75% 1 .76% 2 .16% 1 .75%
Portfolio turnover rate — — — — —
a
Reverse share split — Per share amounts have been restated to reflect a 1:5 reverse share split effective February 24, 2025.
b
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
d
Total return does not reflect the impact of any applicable sales charges.
e
During the year ended March 31, 2026, the Fund's administrator made a voluntary capital contribution to the Fund, relating to an operational issue. The impact of the capital contribution to the total return for the year ended March 31, 2026 was 0.38%, 0.37% and 0.13% for Class A,
Class C and Class H, respectively. See Note 5 in the Notes to Financial Statements.
f
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 85
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
NOTES TO FINANCIAL STATEMENTS
Note 1 ‒ Organization and Significant Accounting Policies
Organization
Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange
Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each
Fund separately.
The Trust offers a combination of three separate classes of shares: Class A shares, Class C shares and Class H shares.
Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of Class A shares. Class A shares are sold at the NAV, plus the applicable front-end sales charge.
The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Class A share purchases of $1 million or more are exempt from the front-end sales charge but are subject to a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. Class C shares are subject to a 1% CDSC if shares are redeemed within 12 months of purchase. Class C shares of each Fund automatically convert to Class A shares of the same Fund on or about the 10th day of the month following the 8-year anniversary of the purchase of the
Class C shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of Class A shares. At March 31, 2026, the Trust consisted of eight funds.
This report covers the following Funds:
The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.
Security Investors, LLC (the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services to the Funds. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Funds’ shares.
GI and GFD are affiliated entities.
Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial
Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S.
GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements,
Fund Name Diversification Status
Dow 2x Strategy Fund Non-diversified
Inverse Dow 2x Strategy Fund Non-diversified
NASDAQ-100
®
2x Strategy Fund Non-diversified
Inverse NASDAQ-100
®
2x Strategy Fund Non-diversified
Russell 2000
®
2x Strategy Fund Non-diversified
Inverse Russell 2000
®
2x Strategy Fund Non-diversified
S&P 500
®
2x Strategy Fund Non-diversified
Inverse S&P 500
®
2x Strategy Fund Non-diversified

86 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
NOTES TO FINANCIAL STATEMENTS
(continued)
and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
The NAV of each share class of each Fund is calculated by dividing the current value of the Fund’s securities and other assets, less all liabilities attributable to the share class by the number of outstanding shares of the share class on the specified date.
The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange
(“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the March 31, 2026, afternoon NAV.
(a) Valuation of Investments
The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’
investments (the “Fund Valuation Procedures”).
Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”
and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.
Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the
Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation
Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.
If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.
Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.
Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-
traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.
U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.
Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a
Note 1 ‒ Organization and Significant Accounting Policies (continued)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 87
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.
Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.
Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.
Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.
In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security.
Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.
(b) U.S. Government and Agency Obligations
Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’
Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.
(c) Futures Contracts
Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
(d) Swap Agreements
Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

88 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
(e) Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Funds’ tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for the current tax year and has concluded that as of March 31, 2026, no additional provisions for income tax were required in the Funds’ financial statements. The Funds’ tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal
Revenue Service, state departments of revenue and by foreign tax authorities. During the year ended March 31, 2026, cash paid for income taxes in foreign jurisdictions, net of refunds received, if any, was immaterial to the Funds.
(f) Security Transactions
Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment
Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available.
Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
(g) Distributions
Distributions of net investment income and distributions of net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.
(h) Class Allocations
Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated across share classes based upon the value of the outstanding shares in each share class.
Certain costs, such as distribution and service fees are charged directly to specific share classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.
(i) Cash
The Funds may leave cash overnight in their cash account with their custodian. Periodically, a Fund may have cash due to their custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 3.64% at March 31, 2026.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 89
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
(j) Indemnifications
Under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Note 2 ‒ Derivatives
As part of their investment strategies, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’
Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under
Significant Accounting Policies in Note 1 of these Notes to Financial Statements.
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management
(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Funds utilized derivatives for the following purposes:
Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.
Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.
Liquidity: the ability to buy or sell exposure with little price/market impact.
If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.
Futures Contracts
A futures contract is an agreement to purchase (long) or sell (short) an agreed upon amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract;
(iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds' Statements of Assets and
Liabilities; securities held as collateral are noted on the Funds' Schedules of Investments.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

90 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
The following table represents the Funds’ use and volume of futures on a monthly basis:
Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-
lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.
The following table represents the Funds’ use and volume of total return swaps on a monthly basis:
Average Notional Amount
Fund Use Long Short
Dow 2x Strategy Fund Index exposure, Leverage, Liquidity $ 23,666,445 $ —
Inverse Dow 2x Strategy Fund Index exposure, Leverage, Liquidity — 823,305
NASDAQ-100
®
2x Strategy Fund Index exposure, Leverage, Liquidity 757,252,681 —
Inverse NASDAQ-100
®
2x Strategy
Fund Index exposure, Leverage, Liquidity — 13,675,175
Russell 2000
®
2x Strategy Fund Index exposure, Leverage, Liquidity 25,959,566 —
Inverse Russell 2000
®
2x Strategy
Fund Index exposure, Leverage, Liquidity — 2,242,563
S&P 500
®
2x Strategy Fund Index exposure, Leverage, Liquidity 105,159,451 —
Inverse S&P 500
®
2x Strategy Fund Index exposure, Leverage, Liquidity — 9,315,950
Average Notional Amount
Fund Use Long Short
Dow 2x Strategy Fund Index exposure, Leverage, Liquidity $ 21,714,068 $ —
Inverse Dow 2x Strategy Fund Index exposure, Leverage, Liquidity — 6,804,802
NASDAQ-100
®
2x Strategy Fund Index exposure, Leverage, Liquidity 625,706,693 —
Inverse NASDAQ-100
®
2x Strategy Fund Index exposure, Leverage, Liquidity — 57,195,348
Russell 2000
®
2x Strategy Fund Index exposure, Leverage, Liquidity 59,380,193 —
Inverse Russell 2000
®
2x Strategy Fund Index exposure, Leverage, Liquidity — 6,757,194
S&P 500
®
2x Strategy Fund Index exposure, Leverage, Liquidity 165,702,929 —
Inverse S&P 500
®
2x Strategy Fund Index exposure, Leverage, Liquidity — 25,426,155
Note 2 ‒ Derivatives (continued)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 91
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
Derivative Investment Holdings Categorized by Risk Exposure
The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities
as of March 31, 2026:
The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at
March 31, 2026:
Derivative Investment Type Asset Derivatives Liability Derivatives
Equity futures contracts Variation margin on futures contracts Variation margin on futures contracts
Equity swap agreements Unrealized appreciation on OTC swap
agreements
Unrealized depreciation on OTC swap
agreements
Asset Derivative Investments Value
Fund
Futures
Equity
Risk
*
Swaps
Equity
Risk
Total Value at
March 31,
2026
Dow 2x Strategy Fund
$ — $ 35,273 $ 35,273
Inverse Dow 2x Strategy Fund
14,313 30,468 44,781
NASDAQ-100
®
2x Strategy Fund
— 3,715,298 3,715,298
Inverse NASDAQ-100
®
2x Strategy Fund
142,726 300,493 443,219
Inverse Russell 2000
®
2x Strategy Fund
3,845 48,825 52,670
Inverse S&P 500
®
2x Strategy Fund
— 1,420,155 1,420,155
Liability Derivative Investments Value
Fund
Futures
Equity
Risk
*
Swaps
Equity
Risk
Total Value at
March 31,
2026
Dow 2x Strategy Fund
$ 307,351 $ 13,441 $ 320,792
NASDAQ-100
®
2x Strategy Fund
10,305,338 5,815,838 16,121,176
Inverse NASDAQ-100
®
2x Strategy Fund
— 59,349 59,349
Russell 2000
®
2x Strategy Fund
57,797 845,581 903,378
Inverse Russell 2000
®
2x Strategy Fund
— 23,067 23,067
S&P 500
®
2x Strategy Fund
1,856,315 1,588,991 3,445,306
Inverse S&P 500
®
2x Strategy Fund
30,007 — 30,007
*
Includes cumulative appreciation (depreciation) as reported on the Funds' Schedules of Investments. For exchange-traded and centrally-
cleared derivatives, variation margin is reported within the Funds' Statements of Assets and Liabilities.
Note 2 ‒ Derivatives (continued)

92 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the year ended March 31, 2026:
The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the year ended March 31, 2026:
In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms.
Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the
Funds as collateral.
Derivative Investment Type Location of Gain (Loss) on Derivatives
Equity futures contracts Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity swap agreements Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements
Realized Gain (Loss) on Derivative
Investments Recognized on the Statements
of Operations
Fund
Swaps
Equity
Risk
Futures
Equity
Risk Total
Dow 2x Strategy Fund
$ 102,430 $ 826,234 $ 928,664
Inverse Dow 2x Strategy Fund
(1,431,222) 32,035 (1,399,187)
NASDAQ-100
®
2x Strategy Fund
101,615,047 79,698,850 181,313,897
Inverse NASDAQ-100
®
2x Strategy Fund
11,629,230 5,997,228 17,626,458
Russell 2000
®
2x Strategy Fund
7,447,407 2,563,785 10,011,192
Inverse Russell 2000
®
2x Strategy Fund
(2,383,658) (560,277) (2,943,935)
S&P 500
®
2x Strategy Fund
28,697,448 5,955,435 34,652,883
Inverse S&P 500
®
2x Strategy Fund
(178,518) 1,263,936 1,085,418
Change in Unrealized Appreciation
(Depreciation) on Derivative Investments
Recognized on the Statements of Operations
Fund
Swaps
Equity
Risk
Futures
Equity
Risk Total
Dow 2x Strategy Fund
$ 379,160 $ (282,156) $ 97,004
Inverse Dow 2x Strategy Fund
(46,734) 17,915 (28,819)
NASDAQ-100
®
2x Strategy Fund
18,402,147 (1,162,931) 17,239,216
Inverse NASDAQ-100
®
2x Strategy Fund
(774,102) 93,349 (680,753)
Russell 2000
®
2x Strategy Fund
946,902 130,587 1,077,489
Inverse Russell 2000
®
2x Strategy Fund
(258,678) (9,544) (268,222)
S&P 500
®
2x Strategy Fund
2,586,262 (1,578,985) 1,007,277
Inverse S&P 500
®
2x Strategy Fund
1,041,994 (92,504) 949,490
Note 2 ‒ Derivatives (continued)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 93
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.
Note 3 ‒ Offsetting
In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.
In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the
Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the
Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.
The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:
Gross Amounts Not Offset
in the Statements of
Assets and Liabilities
Fund Instrument
Gross
Amounts of
Recognized
Assets
a
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amount
of Assets
Presented on
the Statements
of Assets and
Liabilities
Financial
Instruments
Cash
Collateral
Received
Net
Amount
Dow 2x Strategy
Fund
Equity Index Swap
Agreements $ 35,273 $ — $ 35,273 $ — $ — $ 35,273
Inverse Dow 2x
Strategy Fund
Equity Index Swap
Agreements 30,468 — 30,468 — (27,873) 2,595
Note 2 ‒ Derivatives (continued)

94 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative instruments or other investments as of March 31, 2026.
Gross Amounts Not Offset
in the Statements of
Assets and Liabilities
Fund Instrument
Gross
Amounts of
Recognized
Assets
a
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amount
of Assets
Presented on
the Statements
of Assets and
Liabilities
Financial
Instruments
Cash
Collateral
Received
Net
Amount
NASDAQ-100® 2x
Strategy Fund
Equity Index Swap
Agreements $ 3,715,298 $ — $ 3,715,298 $ — $ — $ 3,715,298
Inverse
NASDAQ-100® 2x
Strategy Fund
Equity Index Swap
Agreements 300,493 — 300,493 — (300,493) —
Inverse Russell
2000® 2x Strategy
Fund
Equity Index Swap
Agreements 48,825 — 48,825 — — 48,825
Inverse S&P 500® 2x
Strategy Fund
Equity Index Swap
Agreements 1,420,155 — 1,420,155 — (163,520) 1,256,635
Gross Amounts Not Offset
in the Statements of
Assets and Liabilities
Fund Instrument
Gross
Amounts of
Recognized
Liabilities
a
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amount
of Liabilities
Presented on
the Statements
of Assets and
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Net
Amount
Dow 2x Strategy
Fund
Equity Index Swap
Agreements $ 13,441 $ — $ 13,441 $ (13,441) $ — $ —
NASDAQ-100® 2x
Strategy Fund
Equity Index Swap
Agreements 5,815,838 — 5,815,838 (5,815,838) — —
Inverse
NASDAQ-100® 2x
Strategy Fund
Equity Index Swap
Agreements 59,349 — 59,349 (59,349) — —
Russell 2000® 2x
Strategy Fund
Equity Index Swap
Agreements 845,581 — 845,581 (664,621) (180,960) —
Inverse Russell
2000® 2x Strategy
Fund
Equity Index Swap
Agreements 23,067 — 23,067 — (23,067) —
S&P 500® 2x
Strategy Fund
Equity Index Swap
Agreements 1,588,991 — 1,588,991 (1,588,991) — —
a
Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.
Fund Counterparty Asset Type Cash Pledged Cash Received
Dow 2x Strategy Fund Barclays Bank plc Equity Index Swap Agreements $ 1,541,000 $ —
Goldman Sachs & Co. LLC Futures Contracts 1,424,500 —
J.P. Morgan Securities LLC Repurchase Agreements 711,089 —
3,676,589 —
Inverse Dow 2x Strategy Fund Barclays Bank plc Equity Index Swap Agreements 254,100 —
Goldman Sachs & Co. LLC Futures Contracts 57,100 —
J.P. Morgan Securities LLC Repurchase Agreements 718,282 —
1,029,482 —
NASDAQ-100® 2x Strategy Fund Barclays Bank plc Equity Index Swap Agreements 3,536,450 —
Goldman Sachs & Co. LLC Futures Contracts 46,789,800 —
Note 3 ‒ Offsetting (continued)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 95
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
Note 4 ‒ Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level
1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”
Fund Counterparty Asset Type Cash Pledged Cash Received
Goldman Sachs International Equity Index Swap Agreements $ 2,226,000 $ —
J.P. Morgan Securities LLC Repurchase Agreements 8,376,825 —
60,929,075 —
Inverse NASDAQ-100® 2x
Strategy Fund Barclays Bank Plc Equity Index Swap Agreements 453,000 —
BNP Paribas Equity Index Swap Agreements — 370,000
Goldman Sachs & Co. LLC Futures Contracts 278,300 —
Goldman Sachs International Equity Index Swap Agreements — 70,000
J.P. Morgan Securities LLC Repurchase Agreements 848,199 —
1,579,499 440,000
Russell 2000® 2x Strategy Fund Barclays Bank plc Equity Index Swap Agreements 1,696,000 —
Goldman Sachs & Co. LLC Futures Contracts 2,413,800 —
Goldman Sachs International Equity Index Swap Agreements 2,497,000 —
J.P. Morgan Securities LLC Repurchase Agreements 1,357,425 —
7,964,225 —
Inverse Russell 2000® 2x
Strategy Fund Barclays Bank plc Equity Index Swap Agreements 257,500 —
Goldman Sachs & Co. LLC Futures Contracts 241,500 —
Goldman Sachs International Equity Index Swap Agreements 310,000 —
J.P. Morgan Securities LLC Repurchase Agreements 675,091 —
1,484,091 —
S&P 500® 2x Strategy Fund Barclays Bank plc Equity Index Swap Agreements 6,171,000 —
Goldman Sachs & Co. LLC Futures Contracts 5,095,700 —
J.P. Morgan Securities LLC Repurchase Agreements 401,339 —
11,668,039 —
Inverse S&P 500® 2x Strategy
Fund Barclays Bank plc Equity Index Swap Agreements 223,000 —
Goldman Sachs & Co. LLC Futures Contracts 1,196,200 —
Goldman Sachs International Equity Index Swap Agreements 942,000 —
J.P. Morgan Securities LLC Repurchase Agreements 1,636,904 —
3,998,104 —
Note 3 ‒ Offsetting (continued)

96 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.
Note 5 ‒ Investment Advisory Agreement and Other Agreements
Under the terms of an investment advisory contract between the Trust, on behalf of the Funds, and the Adviser, the
Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:
When the aggregate assets of each series of the Trust and each series of Rydex Series Funds (excluding the Managed
Futures Strategy Fund and Multi-Hedge Strategies Fund) equal or exceed $10 billion, the advisory fee rate paid by each individual Fund (excluding the Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) will be reduced in accordance with the asset level and breakpoint schedule set forth below.
The Funds pay operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others. Such expenses are allocated to the various Funds within the Trust based on relative net assets.
The Board has adopted separate Distribution and Shareholder Services Plans applicable to Class A shares and Class
H shares of the Funds, pursuant to which GFD and other firms that provide distribution and/or shareholder services
(“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the
1940 Act. GFD, in turn, will pay the Service Providers out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services it performs.
The Board has adopted a separate Distribution and Shareholder Services Plan applicable to Class C shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ Class C shares average daily net assets.
Fund
Management Fees
(as a % of Net Assets)
Dow 2x Strategy Fund 0 .90%
Inverse Dow 2x Strategy Fund 0.90%
NASDAQ-100
®
2x Strategy Fund 0.90%
Inverse NASDAQ-100
®
2x Strategy Fund 0.90%
Russell 2000
®
2x Strategy Fund 0.90%
Inverse Russell 2000
®
2x Strategy Fund 0.90%
S&P 500
®
2x Strategy Fund 0.90%
Inverse S&P 500
®
2x Strategy Fund 0.90%
Fund Assets Under Management
Fund Asset-Based
Breakpoint Reductions
$500 million - $1 billion 0.025%
> $1 billion - $2 billion 0.050%
> $2 billion 0.075%
Note 4 ‒ Fair Value Measurement (continued)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 97
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.
For the year ended March 31, 2026, GFD retained sales charges of $43,625 relating to sales of Class A shares of the
Trust.
Effective August 1, 2022, GI has contractually agreed to waive and/or reimburse expenses for the NASDAQ-100
®
2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of the Fund’s average daily net assets in excess of $500,000,000. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.
Additionally, effective August 1, 2022, GI has contractually agreed to waive and/or reimburse expenses for S&P 500
®
2x Strategy Fund, Inverse S&P 500
®
2x Strategy Fund, NASDAQ-100
®
2x Strategy Fund, Inverse NASDAQ-100
®
2x
Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000
®
2x Strategy Fund and Inverse
Russell 2000
®
2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets (in addition to any other contractual waiver and/or reimbursement arrangements). This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the
Advisory Agreement.
Further, effective August 1, 2023, GI has contractually agreed to waive and/or reimburse expenses for S&P 500
®
2x
Strategy Fund, Inverse S&P 500
®
2x Strategy Fund, NASDAQ-100
®
2x Strategy Fund, Inverse NASDAQ-100
®
2x
Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000
®
2x Strategy Fund and Inverse
Russell 2000
®
2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets (in addition to any other contractual waiver and/or reimbursement arrangements). This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the
Advisory Agreement.
During the year ended March 31, 2026, the Funds' administrator, the Bank of New York Corp. ("BNY")  made capital contributions to the Dow 2X Strategy Fund, Inverse Dow 2X Strategy Fund, Nasdaq-100
®
2X Strategy Fund, Inverse
Nasdaq-100
®
2X Strategy Fund, Russell 2000
®
2X Strategy Fund, Inverse Russell 2000
®
2X Strategy Fund, S&P
500
®
2X Strategy Fund, and Inverse S&P 500
®
2X Strategy Fund in the amounts of $15,839, $1,991, $205,231, $426,
$10,858, $26,416, $4,202, and $127,748, respectively, relating to operational issues. The amounts are recorded as capital contributions from administrator within the Funds' Statements of Changes in Net Assets and the impact of the capital contributions to the Funds' total returns are included within the Financial Highlights.
Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.
BNY serves as the Funds’ administrator, transfer agent, custodian and accounting agent. Prior to December 15, 2025,
MUFG Investor Services (US), LLC (“MUIS”) served as the Funds’ administrator and accounting agent. Prior to February
23, 2026, MUIS served as the Funds' transfer agent. Prior to September 29, 2025, U.S. Bank, N.A. served as the
Note 5 ‒ Investment Advisory Agreement and Other Agreements (continued)

98 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
Funds' custodian. As administrator, transfer agent and accounting agent, BNY maintains the books and records of the
Funds’ securities and cash. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, BNY is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and reimbursement of certain out of pocket expenses. For providing the aforementioned transfer agent and custodian services, BNY is entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and reimbursement of certain out of pocket expenses.
Note 6 ‒ Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102%
of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
At March 31, 2026, the repurchase agreements in the joint account were as follows:
In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
Note 7 ‒ Portfolio Securities Loaned
The Funds may lend their securities to approved brokers to earn additional income. Securities lending income shown on the Funds' Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, BNY acts as the lending agent (prior to September 29, 2025, U.S. Bank acted as the lending agent),  and other approved registered broker dealers act as the borrowers. The Funds receive cash and non-cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with BNY, cash collateral and proceeds are invested in the Dreyfus Treasury Obligations Cash Management Fund – Institutional Shares. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to
Counterparty and
Terms of Agreement Face Value
Repurchase
Price Collateral Par Value Fair Value
Bank of America Securities, Inc.
3.65% Due 04/01/2026
$ 30,898,539 $ 30,901,672 U.S. Treasury Strip Principal
0.00% Due 02/15/50 $ 105,408,200 $ 31,516,525
— — —
J.P. Morgan Securities LLC 3.66%
Due 04/01/2026
16,534,712 16,537,890 U.S. Treasury Floating Rate
Note 3.81% Due 07/31/27 16,107,200 16,220,949
U.S. Treasury Inflation-
Protected Security 0.13%
Due 07/15/26 463,300 637,800
U.S. Treasury Strip Principal
0.00% Due 08/15/26 5,000 4,930
U.S. Treasury Strip Coupon
0.00% 08/31/26 - 11/15/27 954 929
U.S. Treasury Bond 1.63%
Due 11/15/50 1,600 843
16,578,054 16,865,451
47,433,251
Note 5 ‒ Investment Advisory Agreement and Other Agreements (continued)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 99
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the
Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand, including if a Fund determines it would like to vote a security on loan. The Adviser will vote such securities where the benefit of voting outweighs the costs to the Fund or administrative inconvenience of retrieving securities then on loan. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.
At March 31, 2026, the following Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:
In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.
Note 8 ‒ Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended
(the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year.
Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’
U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.
If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.
The tax character of distributions paid during the year ended March 31, 2026 was as follows:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities Securities Lending Collateral
Fund
Value of
Securities
Loaned
Collateral
Received
a
Net
Amount
Cash
Collateral
Invested
Non-Cash
Collateral
Total
Collateral
NASDAQ-100
®
2x Strategy
Fund
$ 3,106,031 $ (3,106,031) $ — $ — $ 3,125,162 $ 3,125,162
Russell 2000
®
2x Strategy
Fund
1,254,880 (1,248,560)
b
6,320 64,393 1,184,167 1,248,560
S&P 500
®
2x Strategy Fund
1,005,259 (1,005,259) — 9,223 998,801 1,008,024
a
Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.
b
Subsequent to March 31, 2026, additional collateral was received.
Note 7 ‒ Portfolio Securities Loaned (continued)

100 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
The tax character of distributions paid during the year ended March 31, 2025 was as follows:
Note: For U.S. federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.
The tax components of distributable earnings/(loss) as of March 31, 2026 were as follows:
For U.S. federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. The Funds are permitted to carry forward capital losses for an unlimited period and such capital loss carryforwards retain their character as either short-term or long-term capital losses. As of March 31, 2026, capital loss carryforwards for the Funds were as follows:
Fund
Ordinary
Income
Long-Term
Capital Gain
Total
Distributions
Dow 2x Strategy Fund $ 755,498 $ — $ 755,498
Inverse Dow 2x Strategy Fund 141,930 — 141,930
NASDAQ-100
®
2x Strategy Fund 104,110,778 — 104,110,778
Inverse NASDAQ-100
®
2x Strategy Fund 887,773 — 887,773
Russell 2000
®
2x Strategy Fund 975,686 — 975,686
Inverse Russell 2000
®
2x Strategy Fund 135,587 — 135,587
S&P 500
®
2x Strategy Fund 10,345,752 — 10,345,752
Inverse S&P 500
®
2x Strategy Fund 437,033 — 437,033
Fund
Ordinary
Income
Long-Term
Capital Gain
Total
Distributions
Dow 2x Strategy Fund $ 1,536,437 $ — $ 1,536,437
Inverse Dow 2x Strategy Fund 173,966 — 173,966
NASDAQ-100
®
2x Strategy Fund 78,545,706 — 78,545,706
Inverse NASDAQ-100
®
2x Strategy Fund 969,455 — 969,455
Russell 2000
®
2x Strategy Fund 1,064,691 — 1,064,691
Inverse Russell 2000
®
2x Strategy Fund 196,059 — 196,059
S&P 500
®
2x Strategy Fund 10,703,896 — 10,703,896
Inverse S&P 500
®
2x Strategy Fund 664,260 — 664,260
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gain
Net Unrealized
Appreciation
(Depreciation)
Accumulated
Capital and
Other Losses Total
Dow 2x Strategy Fund $ 20,220 $ — $ 12,503,472 $ (1,249,095) $ 11,274,597
Inverse Dow 2x Strategy Fund 98,476 — 30,468 (51,320,959) (51,192,015)
NASDAQ-100
®
2x Strategy Fund — — 318,535,245 — 318,535,245
Inverse NASDAQ-100
®
2x Strategy Fund 558,101 — 240,910 (124,358,128) (123,559,117)
Russell 2000
®
2x Strategy Fund 641,391 — 3,114,364 (17,476,178) (13,720,423)
Inverse Russell 2000
®
2x Strategy Fund — — 25,758 (83,543,866) (83,518,108)
S&P 500
®
2x Strategy Fund — — 51,825,705 — 51,825,705
Inverse S&P 500
®
2x Strategy Fund 380,367 — 1,420,155 (245,343,980) (243,543,458)
Note 8 ‒ Federal Income Tax Information (continued)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 101
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
For the year ended March 31, 2026, the following capital loss carryforward amounts were utilized:
Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales, distributions in connection with redemption of fund shares, and the “mark-to-market,” recharacterization, or disposition of certain Passive Foreign Investment Companies (PFICs). Additional differences may result from the tax treatment of net operating losses and the “mark-to-market” of certain derivatives. To the extent these differences are permanent and would require a reclassification between Paid in Capital and Total Distributable Earnings (Loss), such reclassifications are made in the period that the differences arise. These reclassifications have no effect on net assets or NAV per share.
The following adjustments were made on the Funds' Statements of Assets and Liabilities, as of March 31, 2026 for
permanent book/tax differences:
At March 31, 2026, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:
Unlimited
Fund Short-Term Long-Term
Total
Capital Loss
Carryforward
Dow 2x Strategy Fund $ (1,249,095) $ — $ (1,249,095)
Inverse Dow 2x Strategy Fund (46,693,410) (4,627,549) (51,320,959)
Inverse NASDAQ-100
®
2x Strategy Fund (113,891,704) (10,466,424) (124,358,128)
Russell 2000
®
2x Strategy Fund (15,073,687) (2,402,491) (17,476,178)
Inverse Russell 2000
®
2x Strategy Fund (76,158,811) (7,385,055) (83,543,866)
Inverse S&P 500
®
2x Strategy Fund (217,933,707) (27,410,273) (245,343,980)
Fund Utilized
Inverse NASDAQ-100
®
2x Strategy Fund
$ 17,720,433
Russell 2000
®
2x Strategy Fund
10,731,773
Inverse S&P 500
®
2x Strategy Fund
992,819
Fund
Paid In
Capital
Total
Distributable
Earnings/(Loss)
NASDAQ-100
®
2x Strategy Fund $ 174,940,887 $ (174,940,887)
Inverse Russell 2000
®
2x Strategy Fund (8,264) 8,264
S&P 500
®
2x Strategy Fund 36,386,909 (36,386,909)
Fund
Tax
Cost
Tax
Unrealized
Appreciation
Tax
Unrealized
Depreciation
Net Tax
Unrealized
Appreciation/
(Depreciation)
Dow 2x Strategy Fund $ 19,270,944 $ 15,171,877 $ (2,668,405) $ 12,503,472
Inverse Dow 2x Strategy Fund 2,369,266 30,468 — 30,468
NASDAQ-100
®
2x Strategy Fund 572,307,293 434,069,631 (115,534,386) 318,535,245
Note 8 ‒ Federal Income Tax Information (continued)

102 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
Note 9 ‒ Securities Transactions
For the year ended March 31, 2026, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.
For the year ended March 31, 2026, the Funds engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act, as follows:
Note 10 ‒ Line of Credit
The Trust, along with other affiliated trusts, previously secured an uncommitted $200,000,000 line of credit from U.S.
Bank, N.A. that terminated on September 23, 2025. On September 26, 2025, a new, uncommitted $200,000,000 line of credit agreement was entered into with BNY, which expires on September 25, 2026. This line of credit is reserved for temporary or emergency purposes, and the Funds’ general business purposes. Borrowings, if any, under this arrangement bear interest which varies between the greater of BNY’s “overnight rate”, SOFR, the Federal Funds Rate, or 0%, plus 1%, which shall be paid monthly. The effective interest rate averaged 5.48% for the period ended March 31,
2026. The Funds did not have any borrowings outstanding under this agreement at March 31, 2026.
The average daily balances borrowed for the year ended March 31, 2026, were as follows:
Fund
Tax
Cost
Tax
Unrealized
Appreciation
Tax
Unrealized
Depreciation
Net Tax
Unrealized
Appreciation/
(Depreciation)
Inverse NASDAQ-100
®
2x Strategy Fund $ 7,238,351 $ 443,341 $ (202,431) $ 240,910
Russell 2000
®
2x Strategy Fund 43,220,709 5,512,316 (2,397,952) 3,114,364
Inverse Russell 2000
®
2x Strategy Fund 2,208,168 48,825 (23,067) 25,758
S&P 500
®
2x Strategy Fund 116,446,473 85,062,399 (33,236,694) 51,825,705
Inverse S&P 500
®
2x Strategy Fund 13,897,209 1,450,162 (30,007) 1,420,155
Fund Purchases Sales
Dow 2x Strategy Fund $171,680,430 $188,983,495
Inverse Dow 2x Strategy Fund — —
NASDAQ-100
®
2x Strategy Fund 5,968,578,503 6,033,700,137
Inverse NASDAQ-100
®
2x Strategy Fund — —
Russell 2000
®
2x Strategy Fund 5,743,013 6,311,641
Inverse Russell 2000
®
2x Strategy Fund — —
S&P 500
®
2x Strategy Fund 2,734,187,289 2,765,826,342
Inverse S&P 500
®
2x Strategy Fund — —
Fund Purchases Sales
Realized
Gain (Loss)
Dow 2x Strategy Fund $ 18,371,577 $ 22,519,154 $ 58,092
NASDAQ-100
®
2x Strategy Fund 1,809,177,127 1,299,960,896 16,019,619
S&P 500
®
2x Strategy Fund 759,461,964 892,955,407 9,902,029
Note 8 ‒ Federal Income Tax Information (continued)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 103
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(continued)
Note 11 ‒ Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)
as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker
(“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Officers of the Trust, subject to the oversight and supervision of the Board, serve as the CODM for the Funds.
Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s investment objective which is executed by each Fund’s portfolio managers as a team. Each of the Funds uses a variety of investments to execute its investment strategy. Please refer to Note 1 – Organization and Significant
Accounting Policies of these Notes to Financial Statements for additional details on the significant accounting policies and investment types used by the Funds. Please refer to each Fund’s Schedule of Investments for a breakdown of the types of investments from which each of the Funds generates its returns. Financial information in the form of total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks, among other metrics, and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on each Fund’s
Statement of Assets and Liabilities as “total assets” and significant segment income, expenses, and gain(loss) are listed on each Fund’s Statement of Operations.
Note 12 ‒ Recent Accounting Pronouncements
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)—
Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 13 ‒ Market Risks
The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the
Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or
Fund Average Daily Balance
Dow 2x Strategy Fund $ 250
NASDAQ-100
®
2x Strategy Fund 1,282
Inverse NASDAQ-100
®
2x Strategy Fund 4,909
S&P 500
®
2x Strategy Fund 6,989
Note 10 ‒ Line of Credit (continued)

104 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(concluded)
other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.
Note 14 ‒ Subsequent Events
The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.
Note 13 ‒ Market Risks (continued)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 105
To the Shareholders and the Board of Trustees of Rydex Dynamic Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Rydex Dynamic Funds (the “Trust”)
(comprising S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, NASDAQ-100 2x Strategy Fund, Inverse
NASDAQ-100 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000
®
2x Strategy
Fund and Inverse Russell 2000
®
2x Strategy Fund), (collectively referred to as the “Funds”), including the schedules of investments, as of March 31, 2026, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds constituting
Rydex Dynamic Funds at March 31, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the
Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the
Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers;
when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Guggenheim investment companies since 1979.
Tysons, Virginia
May 28, 2026

106 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
OTHER INFORMATION (Unaudited)
OTHER INFORMATION (Unaudited)
Federal Income Tax Information
This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.
In January 2027, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2026.
The Funds’ investment income (dividend income plus short-term capital gains, if any) qualifies as follows:
Of the taxable ordinary income distributions paid during the fiscal year ended March 31, 2026, the following funds had the corresponding percentages qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief and
Reconciliation Act of 2003 or for the dividends received deduction for corporations. See the qualified dividend income and dividend received deduction columns, respectively, in the table below.
Additionally, of the taxable ordinary income distributions paid during the fiscal year ended March 31, 2026 , the following funds had the corresponding percentages qualify as interest related dividends and qualified short-term capital gains as permitted by IRC Section 871(k)(1) and IRC Section 871(k)(2), respectively. See the qualified interest income and qualified short-term capital gain columns, respectively, in the table below.
With respect to the taxable year ended March 31, 2026 , the Funds hereby designate as capital gain dividends the amounts listed below, or, if subsequently determined to be different, the net capital gain of such year:
A Brief Note on The Compounding of Returns
The Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.
Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.
Fund
Qualified
Dividend
Income
Dividend
Received
Deduction
Qualified
Interest
Income
Qualified
Short-Term
Capital Gain
Dow 2x Strategy Fund 36.92% 37.34% 28.63% 100.00%
Inverse Dow 2x Strategy Fund 0.00% 0.00% 100.00% 0.00%
NASDAQ-100
®
2x Strategy Fund 4.34% 4.05% 0.00% 0.00%
Inverse NASDAQ-100
®
2x Strategy Fund 0.00% 0.00% 100.00% 0.00%
Russell 2000
®
2x Strategy Fund 18.92% 17.36% 85.77% 0.00%
S&P 500
®
2x Strategy Fund 13.41% 12.93% 0.00% 0.00%
Inverse S&P 500
®
2x Strategy Fund 0.00% 0.00% 100.00% 0.00%
Fund
From long-term
capital gain:
From long-term capital
gain, using proceeds
from shareholder
redemptions:
NASDAQ-100
®
2x Strategy Fund $— $65,446,234

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 107
OTHER INFORMATION (Unaudited)
(continued)
OTHER INFORMATION (Unaudited)
(continued)
An Example of Compounding
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to
$10.90 for a gain of 9.0% — in line with its benchmark.
On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly.
This example is summarized in the table below.
As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.
Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more information on correlation, leverage and other risks, please read the prospectus.
In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.
As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.
Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the
Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global
Industry Classification Standards and Barclays Global Classification Scheme.
Index
Level
Index
Performance
Fund
Expectation
Fund
NAV
Fund
Performance
Assessment
Start 100 $10.00
Day 1 106 6.0% 9.0% $10.90 9.0% In line
Day 2 99 -6.6% -9.9% $9.82 -9.9% In line
Cumulative -1.0% -1.5% -1.8% -0.3%

108 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
OTHER INFORMATION (Unaudited)
(concluded)
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds' Form N-PORT is available on the SEC’s website at https://
www.sec.gov. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on our website at www.guggenheiminvestments.com, and will be made available to shareholders, upon request and without charge, by calling 800.820.0888.

ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 109
INVESTMENT COMPANIES
INVESTMENT COMPANIES
Note: This is not applicable for any fund included in this document.

110 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Note: This is not applicable for any fund included in this document.

ITEM 10: REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END
THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 111
MANAGEMENT INVESTMENT COMPANIES
MANAGEMENT INVESTMENT COMPANIES
The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

112 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT
ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Note: This is not applicable for any fund included in this document.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable at this time.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2)	Not applicable.

(a)(3)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer
(Principal Executive Officer)

Date	June 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer
(Principal Executive Officer)

Date	June 5, 2026

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer (Principal Financial and Accounting Officer)

Date	June 5, 2026

*	Print the name and title of each signing officer under his or her signature.